As filed with the Securities and Exchange Commission on February 19, 2026

Securities Act File No. 333-[●]

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. ☐

Cliffwater Corporate Lending Fund
(Exact Name of Registrant as Specified in Charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of Principal Executive Offices)

414-299-2270
(Registrant’s Telephone Number)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212
(Name and Address of Agent for Service)

Copy to:
Joshua B. Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
215-988-2700

APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to Section 8(c) of the Securities Act

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _________.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _________.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

Subject to Completion, February 19 2026

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CLIFFWATER CORPORATE LENDING FUND

PROSPECTUS

$[   ] [   ]% Notes due [   ]

[   ] 2026

Cliffwater Corporate Lending Fund (the “Fund”) is offering for sale $[   ] in aggregate principal amount of [   ]% Notes due [   ] (the “Notes”). The Fund will pay interest on the Notes semi-annually in arrears on [   ] and [   ] of each year, beginning on [   ]. The Notes will mature on [   ]. The Fund may redeem the Notes in whole or in part at any time, or from time to time, at the applicable redemption price discussed under the heading “DESCRIPTION OF NOTES — Optional Redemption” in this prospectus (the “Prospectus”). The Notes will be issued in minimum denominations of $[   ] and integral multiples of $[ ] in excess thereof.

The Notes will be the Fund’s direct unsecured obligations and rank pari passu, or equal, in right of payment with any outstanding and future unsecured unsubordinated debt incurred by the Fund. The Notes will rank effectively junior to any of the Fund’s secured indebtedness to the extent of the value of the assets securing such indebtedness. This Prospectus includes additional information on the terms of the Notes, including redemption and repurchase prices, covenants and transfer restrictions.

The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has qualified and intends to continue to qualify and elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The primary investment objective of the Fund is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies), (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans, including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. See “THE FUND — INVESTMENT STRATEGIES —  Overview of Investment Process.” The Fund uses a “multi-lender” approach whereby the Investment Manager partners with a variety of corporate lenders (“Investment Partners”) to source investment opportunities for the Fund.

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment (see “PRINCIPAL RISK FACTORS” beginning on page 23).

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated [ ], has been filed with the SEC. You may request a free copy of this Prospectus, the SAI, annual and semi-annual reports and other information about the Fund, and make inquiries without charge by writing to the Fund, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212, or by calling the Fund toll-free at 1 (888) 442-4420. The SAI is incorporated by reference into this Prospectus in its entirety. You may also obtain copies of the SAI, and the annual and semi-annual reports of the Fund, as well as other information about the Fund on the SEC’s website (www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link.

The Notes are a speculative and illiquid investment involving substantial risk of loss. An investment in the Notes is subject to, among others, the following risks:

•	The Fund does not intend to list the Notes on any securities exchange and the Fund does not expect a secondary market in the Notes to develop.

•	You should generally not expect to be able to sell your Notes.

•	An investment in the Notes is not suitable for you if you have a foreseeable need to access the money you invest.

•	Because you will be unable to sell your Notes, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

THE NOTES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF A BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Neither the SEC nor any state securities commission has determined whether this Prospectus is truthful or complete, nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus or the SAI as legal, tax or financial advice. You should consult with your own professional advisers as to legal, tax, financial, or other matters relevant to the suitability of an investment in the Fund.

	Per Note	Total
Public Offering Price(1)	[ ]%	$[ ]
Sales Load	[ ]%	$[ ]
Proceeds to Fund, before expenses(2)	[ ]%	$[ ]

(1)	The public offering price set forth above does not include accrued interest, if any. Interest on the Notes must be paid by the purchaser if the Notes are delivered after [ ].
(2)	The Fund estimates that it will incur offering expenses of approximately $[ ] in connection with this offering.

Delivery of the Notes in book-entry only form through The Depository Trust Company will be made on or about [ ].

Joint Book-Running Managers

[   ]

You should rely only on the information contained in this Prospectus or the SAI. The Fund and the underwriters have not authorized anyone to provide you with different information. You must not rely on unauthorized information or representations. You should not assume that the information provided by this Prospectus or the SAI is accurate as of any date other than the date shown below.

This Prospectus is not an offer to sell or solicitation of an offer to buy Notes in any state or jurisdiction where such offer or sale would be unlawful, or where the person making the offer is not qualified to do so, or to any person who cannot legally be offered the Notes.

The term “indenture” refers to the base indenture between the Fund and [   ], as trustee (the “Indenture Trustee”), dated as of [  ], as supplemented by a separate supplemental indenture, to be dated as of the settlement date of the Notes. Capitalized terms used in this Prospectus and not otherwise defined shall have the meanings ascribed to them in the indenture governing the Notes.

The date of this Prospectus is [   ] 2026.

i

FUND SUMMARY

This is only a summary and does not contain all of the information that investors should consider before investing in the Fund. Investors should review the more detailed information appearing elsewhere in this Prospectus and the SAI, especially the information set forth under the heading “PRINCIPAL RISK FACTORS.”

The Fund	Cliffwater Corporate Lending Fund (the “Fund”) is a closed-end management investment company structured as an “interval fund” and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Delaware statutory trust on March 21, 2018. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund operates as a diversified fund, which means that at least 75% of the value of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.
The Fund is an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class net asset value (“NAV”), of not less than 5% nor more than 25% of the Fund’s outstanding shares of beneficial interest on the repurchase request deadline. The Fund has been granted exemptive relief by the SEC permitting it to offer multiple classes of shares.
The Fund offers on a continuous basis shares of beneficial interest pursuant to an offering registered with the SEC (the “Continuous Offering”). The Fund currently offers shares designated as Class I Shares as part of the Continuous Offering, but in the future, other classes of shares may be registered or included in that offering.
The Fund has satisfied and intends to continue to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which generally requires that, at the end of each quarter: (1) at least 50% of the Fund’s total assets are invested in (i) cash and cash items (including receivables), federal government securities and securities of other RICs; and (ii) securities of separate issuers, each of which amounts to no more than 5% of the Fund’s total assets (and no more than 10% of the issuer’s outstanding voting shares), and (2) no more than 25% of the Fund’s total assets are invested in (i) securities (other than federal government securities or the securities of other RICs) of any one issuer; (ii) the securities (other than the securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses; or (iii) the securities of one or more qualified publicly traded partnerships. To continue to qualify as a RIC, the Fund must also satisfy other applicable requirements, including restrictions on the kinds of income that the Fund can earn and requirements that the Fund distribute most of its income to shareholders each year.

Investment Objectives and Strategies

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans, including securities representing ownership or participation in a pool of such loans; and (vii) investing in SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

The Fund’s corporate loan investments may include secured debt (including first lien senior secured, unitranche and second lien debt) and unsecured debt (including senior unsecured and subordinated debt). First lien senior secured debt has first claim to any underlying collateral of a loan, second lien debt is secured but subordinated in payment and/or lower in lien priority to first lien holders, and unitranche loans are secured loans that combine both senior and subordinated debt into one tranche of debt, generally in a first lien position. In connection with a corporate loan, the Fund may invest in warrants or other equity securities of borrowers and may receive non-cash income features, including payment in kind (“PIK”) interest and original issue discount (“OID”). The Fund may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by law.

The Fund also invests in other public and private credit investments, including U.S. or global high yield securities, bank loans, loan participations and assignments, non-performing loans, private and public business development companies (“BDCs”), collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), mezzanine debt (which is typically subordinate to first lien and second lien debt, and in some cases, may be issued together with an equity security, e.g., with attached warrants), and distressed securities. A portion of the Fund’s assets will be invested in cash or cash equivalents; in certain circumstances or market environments, the Fund may hold a larger position in cash or cash equivalents and reduce its investment in credit investments. The Fund also may invest in preferred securities, convertible securities, derivatives (such as options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions) for hedging and investment purposes, exchange-traded funds and other investment companies. When the Fund invests in loans and debt securities, the Fund may acquire warrants or other equity securities of borrowers as well. The Fund may also invest in warrants and equity securities directly, including securities of specialty finance companies and companies that employ private debt strategies for all or part of their investment strategy. The Fund’s equity holdings may be issued by small-, mid- and large-cap companies. The Fund invests in issuers outside the United States.

The Fund uses a “multi-lender” approach, whereby the Investment Manager partners with a variety of corporate lenders (“Investment Partners”) to source investment opportunities for the Fund. There can be no assurance that the Fund will achieve its investment objectives.
The Fund may make investments through direct and indirect wholly-owned subsidiaries (“Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

There is no limit on the duration, maturity or credit quality of any investment in the Fund’s portfolio. The Fund invests in below-investment grade debt securities and non-rated debt securities. These investments could constitute a material percentage of the Fund’s holdings at any given point in time. The Fund leverages and may continue to leverage its investments, including through borrowings by one or more SPVs that are Subsidiaries of the Fund. The Fund may borrow cash for a number of reasons, including without limitation, in connection with its investment activities, to make distributions, to satisfy repurchase requests from shareholders, and to otherwise provide the Fund with temporary liquidity. Borrowing, including any borrowing through SPVs that are Subsidiaries of the Fund, will be limited to 33.33% of the Fund’s assets (50% of its net assets). The Fund invests directly in foreign debt and equity securities, including those from emerging markets, issued in both U.S. dollars and foreign currencies. It is not anticipated that investments in foreign securities and/or emerging markets will constitute a significant portion of the Fund’s investments.

The Fund currently invests 99% of its assets in, and generally expects to invest the majority of its assets in, variable and floating rate securities. The Fund’s allocations among assets will vary over time in response to changing market opportunities. There can be no assurance that the Fund will achieve its investment objectives.

Except as otherwise indicated, the Fund may change its investment objectives and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objectives of the Fund are not a fundamental policy of the Fund and may be changed by the Board of Trustees of the Fund (the “Board”) without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding shares. The Fund will notify shareholders of any changes to its investment objectives or any of its investment policies, restrictions or strategies.
The Investment Manager	As Investment Manager, Cliffwater LLC provides day-to-day investment management services to the Fund. Its principal place of business is located at 4640 Admiralty Way, 11th Floor, Marina del Rey, CA 90292-6623. The Investment Manager is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of December 31, 2025, it had approximately $47 billion in assets under management and approximately $71.9 billion in assets under advisement (including discretionary and non-discretionary accounts).
The Administrator	The Fund has retained UMB Fund Services, Inc. (the “Administrator”) to provide it with certain administrative and accounting services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain of its out-of-pocket expenses. See “FUND EXPENSES” below.

Fees and Expenses	The Fund bears its own operating expenses (including, without limitation, its offering expenses not paid by the Investment Manager). A more detailed discussion of the Fund’s expenses can be found under “FUND EXPENSES.”
Management Fees. The Fund pays the Investment Manager a management fee (the “Investment Management Fee”) at an annual rate of 1.00%, payable monthly in arrears, accrued daily based upon the Fund’s daily net assets. See “THE FUND – INVESTMENT OPPORTUNITIES AND STRATEGIES – Investment Management Agreement.” The Investment Management Fee is paid before giving effect to any repurchase of shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.
Administration Fee. The Fund pays the Administrator tiered fees based on the average monthly NAV of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees (the “Administration Fees”). The Administration Fees are paid to the Administrator out of the assets of the Fund, and therefore, decrease the net profits or increase the net losses of the Fund. The Fund also reimburses the Administrator for certain out-of-pocket expenses and pays the Administrator a fee for transfer agency services. See “THE FUND – INVESTMENT OPPORTUNITIES AND STRATEGIES – Administration Agreement.”
Distribution Policy	The Fund intends to make quarterly distributions of substantially all of its net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a quarterly distribution and net capital gains, if any, earned each year. The Fund is not a suitable investment for any investor who requires regular dividend income.
Risk Factors	An investment in the Notes is subject to substantial risks — including market risks and strategy risks. Prospective investors should review carefully the “PRINCIPAL RISK FACTORS” section of this Prospectus before deciding to purchase the Notes. The Fund is also subject to the risks associated with the investment strategies employed by the Investment Manager, which may include credit risks, prepayment risks, valuation risks, and interest rate risks. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the investors in the Notes will not suffer losses. There may also be certain conflicts of interest relevant to the management of the Fund, arising out of, among other things, activities of the Investment Manager and its affiliates and employees with respect to the management of accounts for other clients as well as the investment of proprietary assets. An investment in the Notes should only be made by investors who understand the risks involved and who are able to withstand the loss of the entire amount invested.

Accordingly, the Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment. Past results of the Investment Manager, its principals, and the Fund are not indicative of future results. Risks involved in purchasing the Notes include:

Risks Related to the Notes

•    the Notes are unsecured and therefore are subordinated to any secured indebtedness the Fund may incur;

•     the Notes are subordinated structurally to the indebtedness and other liabilities of any subsidiaries of the Fund;

•     the amount of the Fund’s debt outstanding may increase as a result of this offering. The Fund’s current indebtedness could adversely affect its business, financial condition and results of operations and its ability to meet its payment obligations under the Notes and any other debt;

•     a downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to the Fund or the Notes, if any, could cause the liquidity or market value of the Notes to decline significantly;

•     an increase in market interest rates could result in a decrease in the market value of the Notes;

•     the indenture governing the Notes contains limited protections for holders of the Notes;

•     the optional redemption provision for the Notes may materially adversely affect your return on the Notes;

•     there is currently no public market for the Notes. If an active trading market for the Notes does not develop or is not maintained, you may not be able to sell them.

Summary of Taxation	The Fund has elected to be treated and to qualify as a RIC for U.S. federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that it distributes its net income and gains to shareholders each year. See “CERTAIN MATERIAL UNITED STATES FEDERAL INCOME TAX CONSEQUENCES.”
Specific Terms of the Notes and the Offering
Issuer	Cliffwater Corporate Lending Fund
Title of the Securities	[ ]% Notes due [ ]
Initial Aggregate Principal Amount Being Offered	$[ ]
Price to Public	[ ]
Interest Rate	[ ]% of the aggregate principal amount
Yield to Maturity	[ ]
Trade Date	[ ]
Maturity Date	[ ]
Interest Payment Dates

[  ] and [  ], commencing [  ]

If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment.

Ranking of Notes

The Notes will be the Fund’s direct, general unsecured obligations and will rank:

•     senior in right of payment to all of the Fund’s future indebtedness or other obligations that are expressly subordinated, or junior, in right of payment to the Notes;

•     pari passu, or equal, in right of payment with all of the Fund’s existing and future indebtedness or other obligations that are not so subordinated, or junior;

•     effectively subordinated, or junior, to all of the Fund’s existing and future secured indebtedness or other obligations to the extent of the value of the assets securing such indebtedness, including, without limitation, [borrowings under the Fund’s senior secured credit facility with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time (such facility, the “Facility”), comprised of a term loan (the “Term Loan”), a delayed-draw term loan (the “DDTL”), and a revolving loan (the “Revolving Loan”)] and [various series of senior secured notes that the Fund has issued in private placement transactions to qualified institutional purchasers as discussed under the heading “CREDIT FACILITY AND SECURED PRIVATE NOTES” in this Prospectus]. As of [March 31, 2025], the outstanding balance on the Term Loan and Revolving Loan were [$[1,190,000,000] and $[0], respectively]; and

•     structurally subordinated, or junior, to all existing and future indebtedness and other obligations (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.

As of [ ], the Fund had approximately $[ ] aggregate principal amount of debt outstanding, $[ ] of which was secured by the Fund’s assets, assets of its subsidiaries or the capital commitments of its investors.

Denominations	The Fund will issue the Notes in denominations of $[ ] and integral multiples of $[ ] in excess thereof.
Optional Redemption

The Fund may redeem some or all of the Notes, in whole or in part, at any time, or from time to time, including in connection with maintaining compliance with applicable asset coverage requirements, at the “make-whole” redemption price described in “DESCRIPTION OF NOTES — Optional Redemption” in this Prospectus.

In general, prior to [ ] (6 months prior to the maturity date of the Notes), the Fund may redeem some or all of the Notes, in whole or in part, at any time, or from time to time, at the “make-whole” redemption price described in “DESCRIPTION OF NOTES — Optional Redemption” in this Prospectus. Commencing on [ ] (6 months prior to the maturity date of the Notes), the Fund may redeem the Notes, in whole or in part, from time to time, at a redemption price equal to 100% of the principal amount of the Notes being redeemed plus accrued and unpaid interest to the redemption date. In addition, the Fund may redeem the Notes, in whole or in part, at specified premiums in order to facilitate compliance with the asset coverage requirements applicable under the Investment Company Act, as described in “DESCRIPTION OF NOTES — Optional Redemption” in this Prospectus.

Any exercise of the Fund’s option to redeem the Notes will be done in compliance with the Investment Company Act.

Sinking Fund	The Notes will not be subject to any sinking fund (i.e., no amounts will be set aside by the Fund to ensure repayment of the Notes at maturity). As a result, the Fund’s ability to repay the Notes at maturity will depend on its financial condition on the date that the Fund is required to repay the Notes.

Legal Defeasance	If there has been a change in U.S. federal income tax law or the Internal Revenue Service has provided to the Fund or published a ruling described elsewhere in this Prospectus, the Notes may be subject to legal defeasance by the Fund, which means that, subject to the satisfaction of certain conditions, including, but not limited to, (i) depositing in trust for the benefit of the holders of the Notes a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes on their various due dates and (ii) delivering to the trustee an opinion of counsel as described elsewhere in this Prospectus under “DESCRIPTION OF NOTES — Defeasance — Legal Defeasance,” the Fund can legally release itself from all payment and other obligations on the Notes.
Covenant Defeasance	Under current U.S. tax law and the indenture, the Notes are subject to covenant defeasance by the Fund, which means that, subject to the satisfaction of certain conditions, including, but not limited to, (i) depositing in trust for the benefit of the holders of the Notes a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes on their various due dates and (ii) delivering to the Indenture Trustee an opinion of counsel as described elsewhere in this prospectus under “DESCRIPTION OF NOTES — Defeasance — Covenant Defeasance,” the Fund will be released from some of the restrictive covenants in the indenture.
Form of Notes	The Notes will be represented by global securities that will be deposited and registered in the name of The Depository Trust Company (“DTC”) or its nominee. This means that, except in limited circumstances, you will not receive certificates for the Notes. Beneficial interests in the Notes will be represented through book-entry accounts of financial institutions acting on behalf of beneficial owners as direct and indirect participants in DTC. Investors may elect to hold interests in the Notes through either DTC, if they are a participant, or indirectly through organizations that are participants in DTC.
Trustee, Calculation Agent, Paying Agent, Registrar and Transfer Agent	[ ]
Events of Default	If an event of default (as described in this Prospectus under the caption “DESCRIPTION OF NOTES”) on the Notes occurs, the principal amount of the Notes, plus accrued and unpaid interest, may be declared immediately due and payable, subject to conditions set forth in the indenture. These amounts automatically become due and payable in the case of certain types of bankruptcy or insolvency events involving the Fund.
No Established Trading Market	The Notes are a new issue of securities with no established trading market. The Notes will not be listed on any securities exchange or quoted on any automated dealer quotation system. Although certain of the underwriters have informed the Fund that they currently intend to make a market in the Notes, as permitted by applicable laws and regulations, they are not obligated to do so and may discontinue any such market making activities at any time without notice. See “UNDERWRITING.” Accordingly, the Fund cannot assure you that a liquid market for the Notes will develop or be maintained.
Use of Proceeds	The Fund estimates that net proceeds it will receive from the sale of the Notes in this offering will be approximately $[ ], after deducting the underwriting discount and estimated offering expenses payable by the Fund. The Fund intends to use the net proceeds of this offering for the general corporate purposes of the Fund and its subsidiaries. See “USE OF PROCEEDS” below.
Risk Factors	Investing in the Notes involves risk. See “PRINCIPAL RISK FACTORS” and other information included in this Prospectus for a discussion of certain factors you should carefully consider before deciding to invest in the Notes.

FINANCIAL HIGHLIGHTS

The information contained in the table below sets forth selected information derived from the Fund’s financial statements for the fiscal year ended March 31, 2025 (“Annual Report”). Financial statements contained in the Annual Report have been audited by [   ] (“[   ]”), the Fund’s independent registered public accounting firm. The audited financial statements for the fiscal year ended March 31, 2025, including [   ]’s report, are incorporated by reference into this Prospectus. The Fund’s Annual Report is available upon request and without charge from the Fund by calling 1 (888) 442-4420, visiting the Fund’s website at Cliffwaterfunds.com or by following the following hyperlink: [   ] for the Annual Report. The Fund’s unaudited financial statements as of September 30, 2025 are incorporated by reference from the Fund’s Semi-Annual Report for the six-month period ended September 30, 2025, as filed with the SEC on Form N-CSRS on December 5, 2025, which is available upon request or by following the following hyperlink: [   ]. The information in the table below should be read in conjunction with each of those financial statements and the respective notes to such reports.

Cliffwater Corporate Lending Fund Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)			For the Year Ended March 31, 2025			For the Year Ended March 31, 2024			For the Year Ended March 31, 2023			For the Period January 1, 2022 through March 31, 2022*			For the Year Ended December 31, 2021			For the Year Ended December 31, 2020
Net asset value, beginning of period	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Income from Investment Operations:
Net investment income		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Net realized and unrealized gain (loss) on investments		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Total income from investment operations		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]			[ ]

Less Distributions to shareholders:
From net investment income		[ ]			[ ]	)		[ ]	)		[ ]	)		[ ]			[ ]			[ ]
From return of capital		[ ]			[ ]			[ ]	)		[ ]	)		[ ]			[ ]			[ ]
From net realized gain		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Total Distributions to shareholders		[ ]			[ ]	)		[ ]	)		[ ]	)		[ ]			[ ]	)		[ ]	)

Net asset value, end of period	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]

Total return		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]

Ratio of expenses to average net assets (excluding interest expense):
Before fees waived and deferred tax expense		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%
After fees waived		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%
Ratio of expenses to average net assets (including interest expense):
Before fees waived		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%
After fees waived		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%
Ratio of net investment income to average net assets (including interest expense):
Before fees waived		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%
After fees waived		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%

Portfolio turnover rate		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%

*	Fiscal year end changed to March 31, effective January 1, 2022.

Supplemental Expense Ratios	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025			For the Year Ended March 31, 2024			For the Year Ended March 31, 2023			For the Period January 1, 2022 through March 31, 2022*			For the Year Ended December 31, 2021			For the Year Ended December 31, 2020
Ratio of expenses to average net assets (excluding interest expense):
Deferred tax expense	[ ]		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%
With fees waived, after taxes	[ ]		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%		[ ]	%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	[ ]	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Secured Borrowings	[ ]		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Senior Credit Facility	[ ]		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Senior Notes	[ ]		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	[ ]		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Secured Borrowings	[ ]		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Senior Credit Facility	[ ]		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]
Senior Notes	[ ]		[ ]			[ ]			[ ]			[ ]			[ ]			[ ]

USE OF PROCEEDS

The Fund estimates that the net proceeds it will receive from the sale of the Notes in this offering will be approximately $[    ], after deducting the underwriting discount and offering expenses payable by the Fund. Such estimate is subject to change and no assurances can be given that actual expenses will not exceed such amount.

The Fund intends to use the net proceeds of this offering for general corporate purposes, which may include, among other things, investing in accordance with the Fund’s investment objectives and strategies and repaying indebtedness (which will be subject to reborrowing). The Fund may use a portion of net proceeds to repay existing borrowings outstanding. [As of [December 31, 2025], the weighted average interest rate on all borrowings outstanding was [   ]% and the weighted average all-in cost of debt was [   ]%. The weighted average time to maturity as of [December 31, 2025], was [   ].] For further information about the Fund’s borrowings, see “CREDIT FACILITY AND SECURED PRIVATE NOTES” elsewhere in this Prospectus.

The Fund anticipates it will use substantially all of the net proceeds of this offering for the above purposes as soon as practicable and not later than six months after receipt, subject to market conditions, the availability of suitable investments, and the extent to which proceeds are held in cash to pay dividends or expenses, satisfy repurchase offers or for temporary defensive purposes.

Delays in fully investing the Fund’s assets may occur, for example, because of the time required to complete certain transactions in corporate loans and the Investment Manager’s ability to find suitable investments may be delayed. While the Fund’s investments are expected to be partially-invested within three months, the aforementioned delays may inhibit the Fund from being fully-invested at all times. A delay in the anticipated use of proceeds could lower returns. Pending such use, the Fund may take temporary defensive measures and invest a portion of proceeds in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, municipal bonds, bank accounts, Treasury bills and other short-term obligations of the U.S. government, its agencies or instrumentalities and other high-quality debt instruments maturing in one year or less from the time of investment. In addition, subject to applicable law, the Fund may maintain a portion of its assets in cash or short-term securities or money market funds to meet operational needs or to maintain liquidity. The Fund may be prevented from achieving its objective during any period in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.

Affiliates of certain underwriters are lenders under the Facility. Accordingly, affiliates of certain of the underwriters may receive more than 5% of the proceeds of this offering to the extent the proceeds are used to pay down a portion of the outstanding indebtedness under the Facility.

THE FUND

INVESTMENT OBJECTIVES

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. The Fund uses a “multi-lender” approach, whereby the Investment Manager partners with a variety of corporate lenders (“Investment Partners”) to source investment opportunities for the Fund. There can be no assurance that the Fund will achieve its investment objectives.

The Investment Manager intends to operate the Fund as an enhanced index fund, bringing the benefits typical of index funds to its investors. These benefits include, above all else, diversification. The Investment Manager believes its multi-lender platform for originating direct loans can provide diversification benefits unattainable through a single-lender platform. The Investment Manager believes this is especially important for most credit-oriented, yield-driven asset classes, where risk to the downside is primarily brought about by borrower defaults. The Investment Manager believes that building a well-diversified portfolio of borrowers will not eliminate defaults, but by including multiple hundreds of borrowers in the portfolio, defaults and principal losses will be lower and more predictable compared to most single-lender funds. Multi-lender diversification also means portfolio weightings to industries and other market characteristics like borrower size or type (private equity backed) should roughly mirror the direct lending market. In 2015 the Investment Manager created the first published direct lending index (Cliffwater Direct Lending Index or “CDLI”) which captures the return and direct loan characteristics found in the broad U.S. middle market. The Investment Manager intends for the Fund to mirror the CDLI, though enhanced in two important respects. First, the Fund will overweight first lien loans relative to the CDLI, making the Fund lower risk in the Investment Manager’s view compared to the CDLI which has a more significant allocation to subordinated loans, both second lien and mezzanine. Second, the Fund will source and hold direct loans from primarily A-rated managers, as determined by the Investment Manager through its due diligence process. The Investment Manager believes that investing alongside A-rated managers will result in both lower default and loss rates than the CDLI. Finally, the Investment Manager believes its multi-lender approach allows the Fund to stay more fully invested in private loans, thereby minimizing allocations to lower-yielding liquid assets such as cash or broadly syndicated loans.

Except as otherwise indicated, the Fund may change its investment objectives and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objectives of the Fund are not a fundamental policy of the Fund and may be changed by the Board of Trustees of the Fund (the “Board”) without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding shares. The Fund will notify its shareholders of any changes to its investment objectives or any of its investment policies, restrictions, strategies or techniques.

INVESTMENT OPPORTUNITIES AND STRATEGIES

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies, and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans, including securities representing ownership or participation in a pool of such loans; and (vii) investing in SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund has made and may continue to make non-U.S. investments, some of which are denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments are intended to be hedged through the use of currency derivatives or other instruments.

Key Characteristics of Direct Loans

Direct loans typically consist of intermediate-term borrowings by companies that are originated directly by lenders without the traditional intermediary role of a bank or broker.

Direct loans are commonly structured to include regular payment schedules and extensive contractual rights and remedies. Direct loans generally pay interest on a quarterly basis, typically with maturities between three and seven years. Direct loans are priced primarily on a floating rate basis, with interest rates calculated by adding a fixed interest rate spread to a specified base rate. Consequently, the total rate of interest typically is variable, floating up or down with the specified base rate. While the London Interbank Offered Rate, or LIBOR, was historically the most commonly used base rate, the use of LIBOR has been phased out. U.S. dollar-denominated loans now typically reference a new rate — the Secured Overnight Funding Rate (“SOFR”) — which is a median of rates that market participants pay to borrow cash on an overnight basis, using Treasury securities as collateral. Please see “LIBOR Discontinuation Risk” for more information.

Relative to the interest spreads on liquid credit asset classes (such as syndicated bank loans), the interest spread on direct loans is generally higher, reflecting their lack of liquidity, non-rated status, and level of credit risk equivalent to or greater than that of non-investment grade loans and bonds. Direct loan pricing is influenced by several factors, including the borrower’s size, borrower-specific or industry risk factors, whether the borrower is private equity-backed, the position of the loan in the capital structure, and general market conditions.

Like bank loans, most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. The Investment Manager does not view ratings as the determinative factor in its investment decisions and relies more upon its own credit analysis or that of its Investment Partners than upon ratings. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Direct loans often are collateralized by a security interest against some or all of the borrower’s tangible and intangible assets, although some direct loans are unsecured. Examples of the types of secured loans include first lien, unitranche, and second lien. A lender in a first lien senior secured loan will have a first priority secured claim on all tangible and intangible assets of the borrower, including the proceeds of any sale of assets, should the borrower default on its obligations under such first lien senior secured loan. Such claim would rank senior in the capital structure of the borrower ahead of the claims of all junior, subordinated and/or unsecured creditors.

First lien senior secured loans typically do not include equity co-investments, warrants, or payment-in-kind, or “PIK,” payment terms. However, securities ranking more junior in a borrower’s capital structure may include some or all of these attributes. Any equity co-investments, warrants or PIK instruments held may include certain risks that are not applicable to more senior types of securities. These risks include the possibility of being unsecured with respect to a claim on such investments if the portfolio company were to go bankrupt or being paid less (or a complete loss of capital) upon such bankruptcy than otherwise would have been paid had such investment been in the form of a first lien or senior loan.

A potential additional component of return on direct loans is upfront or closing fees. These yield enhancements could also come in the form of a discount to the purchase price. When in discount form, this component is a form of deferred income that will be realized over time or upon final repayment of the loan. Such upfront fees, original issue discount (or “OID”), or closing fees serve to enhance the return on the investment.

Middle market companies are typical borrowers of direct loans, although the companies can range from the lower middle market (companies with approximately $10 million to $25 million in EBITDA) to upper middle market (companies with approximately $75 million to $150 million in EBITDA). Companies with annual EBITDA larger than $150 million are generally thought to achieve lower costs of financing by raising capital via the public and quasi-public debt markets, either through high yield bonds or broadly syndicated leveraged bank loans; although more recently even these larger borrowers are choosing to utilize direct lending solutions over the public markets. Various inputs regarding a borrower usually are considered by the lender when deciding whether to make a direct loan, including the borrower’s industry, market position, tangible and intangible assets, earnings, cash flows, management team, capital structure, and sponsor(s) (if the company is externally sponsored).

The Investment Manager views direct lending as an “All-Weather” asset class, meaning it has the potential to deliver positive returns across interest rate and economic environments, while also having the potential for low downside risk during periods of volatility.

Fund’s Target Investment Portfolio

In seeking to build a portfolio with a wide range of credit investments, the Fund expects to source corporate loans investments via:

(i) Direct Lending Investments: The Fund invests in direct lending investments by purchasing or investing in loans or other investments from/with asset managers and financial institutions that specialize in direct loan originations.

The Investment Manager works with a variety of Investment Partners to source direct loans. The Fund’s direct lending investments may include secured debt (including first lien senior secured, unitranche and second lien debt), unsecured debt (including senior unsecured and subordinated debt) or preferred stock (typically with a stated dividend rate). First lien senior secured debt has first claim to any underlying collateral of a loan, second lien debt is subordinated in payment and/or lower in lien priority to first lien holders, and unitranche loans are loans that combine both senior and subordinated debt into one tranche of debt, generally in a first lien position. In connection with a direct loan, the Fund may invest in warrants or other equity securities of borrowers and may receive non-cash income features, including PIK interest and OID. The Fund may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by law.

(ii) Securitizations: The Fund may invest in private and unrated securitizations including CLOs backed by middle market loans as well as asset-backed securities (ABS) across a variety of sectors within corporate loans, and in related investment strategies such as warehouse financings, backstop facilities, credit default swaps, among others. These are typically private placements and not registered with the SEC. The Fund may also invest across the capital structure of different securitizations to tailor exposure and target risk-adjusted current income and returns.

(iii) BDCs: The Fund may invest in the equity or debt of both traded and non-traded BDCs that primarily originate and manage middle market and specialty finance debt.

(iv) Non-Registered Primary Funds and Secondaries: The Fund may invest in funds that primarily hold corporate loans, which are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act. The Fund may also purchase private investment funds through secondary transactions. Investment funds purchased through secondary transactions are typically at a later stage in their lifecycle. Secondaries also typically provide the opportunity to buy the private funds at a discount to their NAV.

(v) Joint Ventures: The Investment Manager may form joint ventures. The objective of a joint venture is to generate current income and capital appreciation by investing primarily in the debt of privately-held middle market companies, broadly syndicated loans and/or structured product investments. A joint venture may also use investment leverage.

(vi) Other Investments: The Fund’s remaining assets will be invested mostly in other public and private credit investments, including U.S. or global high yield securities, bank loans, loan participations and assignments, non-performing loans, collateralized debt obligations (“CDOs”), mezzanine debt (which is typically subordinate to first lien and second lien debt, and in some cases, may be issued together with an equity security, e.g., with attached warrants), and distressed securities.

In order to manage the Fund’s liquidity, a portion of the Fund’s assets will be invested in cash or cash equivalents; however, in certain circumstances or market environments, the Fund may hold a larger position in cash or cash equivalents and reduce its investment in credit investments. The Fund also may invest in preferred securities, convertible securities, derivatives (such as options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions) for hedging and investment purposes, exchange-traded funds (“ETFs”) and other investment companies. When the Fund invests in loans and debt securities, the Fund may acquire warrants or other equity securities of borrowers as well. The Fund may also invest in warrants and equity securities directly, including securities of specialty finance companies and companies that employ private debt strategies for all or part of their investment strategy. The Fund’s equity holdings may be issued by small-, mid- and large-cap companies. The Fund may invest in issuers outside the United States.

Subsidiaries

The Fund may make investments through direct and indirect wholly-owned subsidiaries (“Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

The Investment Manager believes the Fund’s investment strategy favors a modest amount of leverage consistent with the statutory limitations. Accordingly, the Fund utilizes and may continue to utilize leverage from borrowings, including through borrowings by one or more SPVs that are Subsidiaries of the Fund, to enhance yield within the 300% asset coverage (up to 50% of the Fund’s net assets) requirements of an interval fund. Certain Fund investments may be held by these SPVs. The Fund is authorized to borrow cash in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity. Borrowings will be limited to 33.33% of the Fund’s assets (50% of its net assets).

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective July 1, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $6,350,000,000. Under the Facility, the Fund has a term loan in the amount of $1,365,000,000 (“Term Loan”) and may borrow up to $1,277,500,000 under the delayed-draw term loan (the “DDTL”), and an additional $3,707,500,000 on a revolving basis (the “Revolving Loan”). The Fund may request the Facility to be increased from time to time up to an aggregate amount of $9,000,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on April 23, 2030, 6th amendment DDTL and Term Loan mature on April 8, 2030, and all other Term Loan matures on April 23, 2031. As of March 31, 2025, the Term Loan and Revolving Loan balance were $1,190,000,000 and $0, respectively. In addition, as of December 31, 2025, the Fund has issued (i) Series A Senior Secured Notes (the “Series A Notes”) in the aggregate principal amount of $900 million, maturing on March 28, 2027, (ii) Series B Senior Secured Notes (the “Series B Notes”) in the aggregate principal amount of $215 million, maturing July 19, 2025, (iii) Series C Senior Secured Notes (the “Series C Notes”) in the aggregate principal amount of $130 million, maturing July 19, 2026, (iv) Series D Senior Secured Notes (the “Series D Notes”) in the aggregate principal amount of $10 million, maturing July 19, 2026, (v) Series E Senior Secured Notes (the “Series E Notes”) in the aggregate principal amount of $130 million, maturing July 19, 2027, (vi) Series F Senior Secured Notes (the “Series F Notes”) in the aggregate principal amount of $160 million, maturing July 19, 2029, (vii) Series G Senior Secured Notes (the “Series G Notes”) in the aggregate principal amount of $40 million, maturing July 19, 2029, (viii) Series H Senior Secured Notes (the “Series H Notes”) in the aggregate principal amount of $34 million, maturing December 6, 2025, (ix) Series I Senior Secured Notes (the “Series I Notes”) in the aggregate principal amount of $105 million, maturing December 6, 2027, (x) Series J Senior Secured Notes (the “Series J Notes”), in the aggregate principal amount of $141 million, maturing December 6, 2029, (xi) Series K Senior Secured Notes (the “Series K Notes”) in the aggregate principal amount of $115.2 million, maturing August 4, 2026, (xii) Series L Senior Secured Notes (the “Series L Notes”) in the aggregate principal amount of $304.8 million, maturing August 4, 2028, (xiii) Series M Senior Secured Notes (the “Series M Notes”) in the aggregate principal amount of $114 million, maturing August 4, 2030, (xiv) Series N Senior Secured Notes (the “Series N Notes”) in the aggregate principal amount of $66 million, maturing August 4, 2033, (xv) Series O Senior Secured Notes (the “Series O Notes”) in the aggregate principal amount of $112 million, maturing January 20, 2027, (xvi) Series P Senior Secured Notes (the “Series P Notes”) in the aggregate principal amount of $224 million, maturing January 20, 2029, (xvii) Series Q Senior Secured Notes (the “Series Q Notes”) in the aggregate principal amount of $155 million, maturing January 20, 2031, (xviii) Series R Senior Secured Notes (the “Series R Notes”) in the aggregate principal amount of $224 million, maturing January 20, 2034, (xix) Series S Senior Secured Notes (the “Series S Notes”) in the aggregate principal amount of $45 million, maturing January 20, 2036, (xx) Series T Secured Notes (the “Series T Notes”) in the aggregate principal amount of $300 million, maturing April 12, 2029, (xxi) Series U Senior Secured Notes (the “Series U Notes”) in the aggregate principal amount of $268 million, maturing on August 15, 2027, (xxii) Series V Senior Secured Notes (the “Series V Notes”) in the aggregate principal amount of $486 million, maturing August 15, 2029, (xxiii) Series W Senior Secured Notes (the “Series W Notes”) in the aggregate principal amount of $328 million, maturing August 15, 2031, (xxiv) Series X Senior Secured Notes (the “Series X Notes”) in the aggregate principal amount of $93 million, maturing August 15, 2034, (xxv) Series Y Senior Secured Notes (the “Series Y Notes”) in the aggregate principal amount of $195 million, maturing August 15, 2036, (xxvi) Series Z Senior Secured Notes (the “Series Z Notes”) in the aggregate principal amount of $129 million, maturing January 15, 2028, (xxvii) Series AA Senior Secured Notes (the “Series AA Notes”) in the aggregate principal amount of $160.5 million, maturing March 14, 2030, (xxviii) Series BB Senior Secured Notes (the “Series BB Notes”) in the aggregate principal amount of $174.5 million, maturing March 14, 2032, (xxix) Series CC Senior Secured Notes (the “Series CC Notes”) in the aggregate principal amount of $91 million, maturing March 14, 2035, (xxx) Series DD Senior Secured Notes (the “Series DD Notes”) in the aggregate principal amount of $200 million, maturing January 15, 2037; (xxxi) Series EE Senior Secured Notes (the “Series EE Notes”) in the aggregate principal amount of $150 million, maturing on July 2, 2028; (xxxii) Series FF Senior Secured Notes (the “Series FF Notes”) in the aggregate principal amount of $175 million, maturing on July 2, 2030; (xxxiii) Series GG Senior Secured Notes (the “Series GG Notes”) in the aggregate principal amount of $225 million, maturing on July 2, 2032; (xxxiv) Series HH Senior Secured Notes (the “Series HH Notes”) in the aggregate principal amount of $75 million, maturing on July 2, 2035; (xxxv) Series II Senior Secured Notes (the “Series II Notes”) in the aggregate principal amount of $85 million, maturing December 22, 2028; (xxxvi) Series JJ Senior Secured Notes (the “Series JJ Notes”) in the aggregate principal amount of $215 million, maturing December 22, 2030; (xxxvii) Series KK Senior Secured Notes (the “Series KK Notes”) in the aggregate principal amount of $60 million, maturing December 22, 2032; and (xxxviii) Series LL Senior Secured Notes (the “Series LL Notes; together with the Series A Notes, the Series B Notes, the Series C Notes, the Series D Notes, the Series E Notes, the Series F Notes, the Series G Notes, the Series H Notes, the Series I Notes, the Series J Notes, the Series K Notes, the Series L Notes, the Series M Notes, the Series N Notes, the Series O Notes, the Series P Notes, the Series Q Notes, the Series R Notes, the Series S Notes, the Series T Notes, the Series U Notes, the Series V Notes, the Series W Notes, the Series X Notes, the Series Y Notes, the Series Z Notes, the Series AA Notes, the Series BB Notes, the Series CC Notes, the Series DD Notes, the Series EE Notes, the Series FF Notes, the Series GG Notes, the Series HH Notes, the Series II Notes, the Series JJ Notes and the Series KK Notes, collectively, the “Private Notes”) in the aggregate principal amount of $140 million, maturing December 22, 2035, in each case, in a private placement to qualified institutional purchasers. The obligations of the Fund and each of the Guarantors under the Facility and the Private Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Facility and Private Notes, the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Private Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Private Note holders may declare the outstanding advances and all other obligations under the Facility and the Private Notes, respectively, immediately due and payable or incur a penalty rate of interest. The Facility and/or Private Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Private Notes.

See “CREDIT FACILITY AND SECURED PRIVATE NOTES” for information on their effect on the Fund’s leverage.

Overview of Investment Process

Direct Investment Process

The Investment Manager sources corporate loans from a broad network of Investment Partners. The Investment Manager has an extensive network of relationships with these partners, which include private credit asset managers, origination platforms, private equity asset managers, financial intermediaries, and other parties.

The Investment Manager’s due diligence on direct loans may examine some or all of the following deal attributes, along with other factors: (i) transaction dynamics such as deal rationale, use of proceeds, co-investment rationale, (ii) borrower credit profile including credit metrics, size of the borrower, resiliency of business model, market position, industry fundamentals, and relative value assessment, (iii) historical financial performance, future projections, growth assumptions, free cash flow generation, de-leveraging profile and key financial credit metrics, (iv) legal considerations including the strength of the credit structure and related documentation, (v) performance track record of the Investment Partner who sourced the opportunity, and (vi) private equity sponsor experience and track record.

Funds and Managed Vehicles Investment Process

The Investment Manager evaluates potential third-party investment managers, primary and secondary private funds, private and public BDCs or investment vehicles in the context of a third-party investment manager’s capabilities, and its opinion of the current and forward-looking market opportunity. If a secondary purchase, acquisition price is also considered. Screening criteria can include, but are not limited to, the capabilities and experience of an investment manager’s broader platform, investment team depth and perceived quality, proposed investment strategy, risk management approach, historical track record, investment terms, market references, among other factors. The Investment Manager’s due diligence process also typically encompasses loan level quantitative analyses using its proprietary database to compare advisors and assess differences across various metrics (e.g., underlying loan performance, attribution, risk, etc.). The Investment Manager may also review a range of underlying transactions (case studies) to evaluate an Investment Partner’s credit underwriting, deal flow quality, risk tolerance, among other factors.

Direct Lending, Multi-Lender Strategy

The Investment Manager believes that its multi-lender platform described below for originating direct loans can provide benefits unattainable through a single-lender platform. The Investment Manager believes that this is especially important for most credit-oriented, yield-driven asset classes, where risk is primarily to the downside brought about by borrower defaults. The Investment Manager believes that building a larger portfolio of borrowers will not eliminate defaults, but by including hundreds of borrowers in the portfolio, defaults and principal losses will be lower and more predictable compared to most single-lender funds. Multi-lender diversification also means that portfolio weightings to industries and other market characteristics like borrower size or type (e.g., private equity backed) will roughly mirror the direct lending market. The Investment Manager believes that its multi-lender approach may provide additional meaningful benefits, including lower fund expenses through co-investments and scaled programs with Investment Partners.

After the 2008 financial crisis, the Investment Manager became actively involved in direct lending research. It has been recommending direct lending investments to its advisory clients since 2011. The Investment Manager has dedicated significant resources to developing its expertise in the direct lending marketplace and cultivating relationships with direct lending managers that it believes to be top-tier. The Investment Manager brings to the management of the Fund its expertise, experience, and access in the direct lending market. The Investment Manager has also created the Cliffwater BDC Index, which is an index tracking return performance of publicly-traded BDCs. In addition, Stephen Nesbitt, the Chief Executive Officer of the Investment Manager, wrote one of the first books on private debt, Private Debt: Opportunities in Corporate Direct Lending (Wiley, 2023).

Based on its research, the Investment Manager believes that the direct lending marketplace is multi-factored, with each factor offering different levels of prospective income and credit risk. Three factor examples are borrower size (e.g., lower middle market vs. upper middle market), sponsored or non-sponsored borrower (where “sponsored borrower” refers to companies with the backing of a financial sponsor, e.g., with investment from a private equity fund, and “non-sponsored borrower” refers to companies without the backing of a financial sponsor), and loan seniority (e.g., senior secured vs. second lien). Direct lending managers frequently specialize along these factors, offering investment styles that exhibit different levels of expected return (yield) and risk. The Investment Manager’s research also shows that there is likely no single investment style that is demonstrably and consistently better than others, and the Investment Manager believes that a superior outcome can be achieved when experienced direct lending managers of different styles are combined. Therefore, the Investment Manager employs a multi-lender structure for the Fund whereby the Investment Manager selects as Investment Partners a combination of direct lending managers with different styles to avoid unnecessary concentration of the Fund’s risk exposure to any one investment style.

The Investment Manager believes that sourcing investment opportunities through multiple Investment Partners may benefit the Fund in the following ways:

1. Individual direct lending managers can create portfolios with a limited number of individual borrowers, sometimes with fewer than fifty positions, which is much fewer than the number of individual borrowers that the Investment Manager believes represents a well-diversified portfolio. Acquiring direct loans through many well-qualified direct lending managers may multiply the number of individual borrowers to a level where any single borrower represents a small fraction of total assets.

2. Direct lending managers have different styles. For example, some focus on senior secured debt while others specialize in second lien or subordinated debt. Some direct lending managers prefer only borrowers backed by private equity firms (i.e., sponsored borrowers) while others lend to non-sponsored borrowers. Direct lending managers also differ in the size of borrower that they seek. Some direct lending managers focus on smaller borrowers, seeking higher yields in exchange for the greater effort and cost these loans present. Other style factors can be a consideration, including geography and industry specialization. The Investment Manager believes that the Fund may benefit from a diversity of styles, something that it believes cannot be found within a single direct lending manager.

3. Direct loans are not fungible. Their origination and disposition can be uncertain and dependent upon both market and direct lending manager circumstances. Given that the opportunities for a single direct lending manager to originate and dispose of direct loans will vary over time, having access to multiple direct lending managers may enable the Fund to more easily adjust its level of investment in direct loans by tactically allocating assets.

4. The Fund will be able to adjust its dealings with Investment Partners to the extent they are not performing as expected or adverse circumstances are affecting them, which may be particularly beneficial given the illiquid nature of the Fund’s assets. Furthermore, the Investment Manager has full discretion to increase or reduce the number of Investment Partners based on the market environment or Fund growth trajectory.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Investment Manager may determine that a large portion of the Fund’s assets should be invested in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, municipal bonds, bank accounts, Treasury bills and other short-term obligations of the U.S. government, its agencies or instrumentalities and other high-quality debt instruments maturing in one year or less from the time of investment. In these and in other cases, the Fund may not achieve its investment objective. The Investment Manager may invest the Fund’s cash balances in any investments it deems appropriate.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) may vary from year to year. It is anticipated that the Fund’s annual overall portfolio turnover rate will ordinarily be between 0% and 25%. The portfolio turnover rate may vary from year to year and will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Investment Manager investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. If securities are not held for the applicable holding periods, gain or loss from sales will be short-term capital gain or loss and dividends paid on them will not qualify for the advantageous federal tax rates.

Investment Management Agreement

Cliffwater LLC serves as the Investment Manager of the Fund pursuant to an investment management agreement (the “Investment Management Agreement”) and is responsible for determining and implementing the Fund’s overall investment strategy. The Fund pays the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s daily net assets, subject to certain adjustments.

The Investment Management Agreement between the Investment Manager and the Fund became effective as of March 1, 2019, and continued in effect for an initial two-year term. Thereafter, the Investment Management Agreement continues in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees (as defined below) of the Fund, cast in person at a meeting called for the purpose of voting on such approval. See “VOTING.” The Investment Management Agreement will terminate automatically if assigned (as defined in the Investment Company Act), and is terminable at any time without penalty upon sixty (60) days’ written notice to the Fund by either the Board, by vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of the Fund or by the Investment Manager.

The Investment Management Agreement provides that, in the absence of willful misfeasance, gross negligence or reckless disregard of its obligations to the Fund, the Investment Manager and any partner, member, manager, director, officer or employee of the Investment Manager, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be subject to liability to the Fund or otherwise under the Investment Management Agreement for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund, including, without limitation, for any error of judgment, for any mistake of law, or for any act or omission by the Investment Manager or any affiliate of the Investment Manager, except as may otherwise be provided under provisions of applicable state law or Federal securities law which cannot be waived or modified. The Investment Management Agreement also provides for indemnification, to the fullest extent permitted by law, by the Fund, of the Investment Manager or any partner, member, manager, officer or employee of the Investment Manager, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any claim, loss, damage, liability, reasonable cost, or reasonable expense (including reasonable attorney’s fees, judgments, and other related expenses in connection therewith and amounts paid in defense and settlement thereof) (individually, the “Liability,” and collectively, the “Liabilities”) to which the person may be liable that arises or results from the Investment Management Agreement or the performance of any services under the Investment Management Agreement, so long as such Liabilities did not arise primarily from such person’s willful misfeasance, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreement.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement is available in the Fund’s annual report to shareholders for the year ended March 31, 2025.

Investment Management Fee

The Fund pays the Investment Manager an Investment Management Fee in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s daily net assets, subject to certain adjustments. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders. Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund; provided that for purposes of determining the Investment Management Fee payable to the Investment Manager for any month, net assets will be calculated prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Investment Manager for that month. The Investment Management Fee will be accrued daily, and will be due and payable monthly in arrears within ten (10) Business Days after the end of the month.

Administration Agreement

Under the terms of an Administration, Fund Accounting and Recordkeeping Agreement with the Fund, UMB Fund Services, Inc. serves as the Administrator to the Fund, in connection with which it provides administrative services and assists with operational needs. The Administrator’s principal business address is 235 West Galena Street, Milwaukee, WI 53212. Under the agreement, the Administrator performs certain administration and accounting services for the Fund, including, among other things: customary fund accounting services, including computing the Fund’s net asset values and maintaining books, records and other documents relating to the Fund’s financial and portfolio transactions, and customary fund administration services, including assisting the Fund with regulatory filings, tax compliance and other oversight activities. In consideration for these services, the Fund pays the Administrator tiered fees based on the average monthly net asset value of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees. The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Fund also reimburses the Administrator for certain out-of-pocket expenses and pays the Administrator a fee for transfer agency services.

Distribution Policy

The Fund intends to make quarterly distributions of substantially all of its net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a quarterly distribution and net capital gains, if any, earned each year. All or a portion of an annual distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net investment income.

Dividend Reinvestment Program

Each shareholder whose Fund shares are registered in their own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in shares priced at the then-current NAV unless such shareholder, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash. A shareholder receiving shares under the DRIP instead of cash distributions may still owe taxes and, because Fund shares are generally illiquid, may need other sources of funds to pay any taxes due. Inquiries concerning income dividends and/or capital gains distributions should be directed to the Fund’s Administrator.

The Continuous Offering

The Fund offers on a continuous basis shares of beneficial interest pursuant to an offering registered with the SEC (the “Continuous Offering”). The Fund currently offers shares designated as Class I shares (“Class I Shares”) as part of the Continuous Offering, but in the future, other classes of shares may be registered or included in that offering. The Fund has been granted exemptive relief by the SEC permitting it to offer multiple classes of shares. The purchase price for each class of shares in the Continuous Offering is based on the NAV per share of that class as of the date such shares are purchased. Foreside Fund Services, LLC, the principal underwriter for the distribution of the Fund’s shares, will use its best efforts to sell shares, but is not obligated to purchase or sell any specific amount of shares in the Continuous Offering.

Class I Shares

The Fund is authorized to offer Class I Shares. The Fund has not adopted a distribution and/or service plan and the Fund is not permitted to pay fees with respect to Class I Shares under such a plan. Class I Shares are not subject to an initial sales charge, and no sales loads or conversion features apply to Class I Shares.

The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. The Class I Shares were initially issued at $100.00 per share. Since that initial issuance, the purchase price has been and will be based on the NAV per share of that Class as of the date such shares are purchased.

Shares will generally be offered for purchase on each day that the New York Stock Exchange (“NYSE”) is open for business (each, a “Business Day”), except that shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of shares, including the Continuous Offering, at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases of Class I Shares are payable in cash. Orders are priced at the appropriate price next computed after the order is received by the Administrator. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase shares in the Fund at any time. In the event that cleared funds and/or a properly completed investor application are not received from a prospective investor prior to the cut-off times pertaining to a particular offering, the Fund may hold the relevant funds and investor application for processing in the next offering. The Fund reserves the right to reject, in its sole discretion, any request to purchase shares in the Fund at any time.

Investors may also buy Class I Shares through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy shares of the Fund. Orders will be priced at the appropriate price next computed after they are received by financial intermediary and received by the Fund. A financial intermediary may hold Fund shares in an omnibus account in the financial intermediary’s name or the financial intermediary may maintain individual ownership records. The Fund may pay the financial intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing an investor’s transaction order for shares or maintaining an investor’s account with them. The Fund has authorized one or more brokers to receive on its behalf purchase orders for shares. Such brokers are authorized to designate other intermediaries to receive purchase orders for shares on the Fund’s behalf.

Share Repurchase Offers

The Fund provides a limited degree of liquidity to investors in its shares by conducting repurchase offers quarterly. Once each quarter, the Fund will offer to repurchase at per-class NAV per share no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the Investment Company Act).

Offers to Repurchase

For each share repurchase offer, the Board will set an amount between 5% and 25% of the Fund’s shares based on relevant factors, including the liquidity of the Fund’s positions and the shareholders’ desire for liquidity. A shareholder whose shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the shares.

Shares will be repurchased at their NAV no later than the fourteenth day after the date the repurchase offer ends (the “Repurchase Request Deadline”), or the next Business Day if the fourteenth day is not a Business Day. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be no more than fourteen (14) days prior to the date on which the repurchase price for shares is determined (the “Repurchase Pricing Date”). Shareholders who tender shares may not have all of the tendered shares repurchased by the Fund. If over-subscriptions occur, the Fund may elect to repurchase less than the full amount that a shareholder requests to be repurchased. In such an event, the Fund may repurchase only a pro rata portion of the amount tendered by each shareholder. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders.

In certain circumstances, the Board may require a shareholder to tender its shares if, among other reasons, the Board determines that continued ownership of such shares by the shareholder may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal consequences, or would otherwise be in the best interests of the Fund.

Repurchase Procedures

Shareholders will be notified in writing (the “Shareholder Repurchase Notification”) of each quarterly repurchase offer, how they may request that the Fund repurchase their shares, and the Repurchase Request Deadline (i.e., the date by which Shareholders can tender their shares in response to a repurchase offer). Shares will be repurchased at the per-class NAV per share, determined in accordance with Rule 23c-3 under the Investment Company Act, and such repurchases will be conducted in a manner consistent with that rule and with the Fund’s fundamental policy with respect to such repurchases. The Shareholder Repurchase Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase.

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the Shareholder Repurchase Notification is sent to shareholders until the Repurchase Pricing Date. The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described above.

Voting Rights of Shareholders

Each shareholder will have the right to cast a number of votes, based on the number of such shareholder’s shares, at any meeting of shareholders called by the Board. Each share is entitled to one vote per share. Except for the exercise of such voting privileges, shareholders will not be entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund. Shareholders of the Fund shall have power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the Investment Company Act (including Section 16(a) thereof); (b) with respect to any contract entered into pursuant to Article V of the Fund’s Declaration of Trust to the extent required by the Investment Company Act; (c) with respect to termination of the Fund or a Class thereof to the extent required by applicable law; and (d) with respect to such additional matters relating to the Fund as may be required by the Fund’s Declaration of Trust, the By-laws of the Fund or any registration of the Fund as an investment company under the Investment Company Act with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable.

Transfers of Shares

No person shall become a substituted shareholder of the Fund without the consent of the Fund, which consent may be withheld in its sole discretion. Shares held by shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the shareholder; or (ii) under other limited circumstances, with the consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances). The Board has delegated the authority to approve investment transfers to any officer of the Fund.

Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability. Notice of a proposed transfer of a share must also be accompanied by a properly completed investor application in respect of the proposed transferee. In connection with any request to transfer shares, the Fund may require the shareholder requesting the transfer to obtain, at the shareholder’s expense, an opinion of counsel selected by the Fund as to such matters as the Fund may reasonably request. The Board generally will not consent to a transfer of shares by a shareholder (i) unless such transfer is to a single transferee, or (ii) if, after the transfer of the shares, the balance of the account of each of the transferee and transferor is less than $2,500. Each transferring shareholder and transferee may be charged reasonable expenses, including, but not limited to, attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

Any transferee acquiring shares by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the shareholder, will be entitled to the distributions allocable to the shares so acquired, to transfer the shares in accordance with the terms of the Declaration of Trust and to tender the shares for repurchase by the Fund, but will not be entitled to the other rights of a shareholder unless and until the transferee becomes a substituted shareholder as specified in the Declaration of Trust. If a shareholder transfers shares with the approval of the Board, the Fund shall as promptly as practicable take all necessary actions so that each transferee or successor to whom the shares are transferred is admitted to the Fund as a shareholder.

Each shareholder has agreed to indemnify and hold harmless the Fund, the Board, the Investment Manager, the Administrator, the Custodian and each other shareholder, and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs, and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs, and expenses or any judgments, fines, and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from any transfer made by that shareholder in violation of the Declaration of Trust or any misrepresentation made by that shareholder in connection with any such transfer.

Calculation of Net Asset Value

General

The Fund calculates its NAV for its shares as of the close of business on each Business Day and at such other times as the Board may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

The Board, including a majority of Independent Trustees, has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value unless market quotations are “readily available” as defined in the Investment Company Act.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the Business Day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the Business Day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board.

As a general matter, to value the Fund’s investments, the Valuation Designee will use current market values when readily available, and otherwise value the Fund’s investments with fair value methodologies that the Investment Manager believes to be consistent with those used by the Fund for valuing its investments. These fair value calculations will involve significant professional judgment by the Valuation Designee in the application of both observable and unobservable attributes, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of an investment. Likewise, there can be no assurance that the Fund will be able to purchase or sell an investment at the fair value price used to calculate the Fund’s NAV. Rather, in determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective investment; (2) comparison to the values and current pricing of investments that have comparable characteristics; (3) knowledge of historical market information with respect to the investment; (4) other factors relevant to the investment which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the investment’s borrower. The Valuation Designee will attempt to obtain current valuation information from the borrower to value all fair valued investments, but it is anticipated that such information could be available on no more than a quarterly basis. This is especially true as it relates to direct loans. Furthermore, the Board may not have the ability to assess the accuracy of the valuation information from the borrowers.

The Valuation Designee will monitor the valuations of Fund investments, provide quarterly reporting to the Board on material changes in the valuation process pursuant to Rule 2a-5, and review any material concerns with the Board. Any such decision regarding valuation would be made in good faith, and subject to the review, reporting, and supervision of the Board.

Additionally, the values of the Fund’s direct loan investments may be adjusted daily based on the estimated total return that the asset will generate. The Valuation Designee monitors these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations are reported. This information is updated as soon as the information becomes available.

Suspension of Calculation of Net Asset Value

As noted above, the Administrator calculates the Fund’s NAV as of the close of business on each Business Day. However, there may be circumstances where it may not be practicable to determine an NAV, including, but not limited to during any period when the principal stock exchanges for securities in which the Fund has invested its assets are closed other than for weekends and customary holidays (or when trading on such exchanges is restricted or suspended), or an emergency exists as determined by the SEC, making securities sales or determinations of NAV not practicable, or the SEC permits a delay for the protection of shareholders. In such circumstances, the Board (after consultation with the Investment Manager) may suspend the calculation of NAV. The Fund will not accept subscriptions for shares if the calculation of NAV is suspended, and the suspension may require the termination of a pending repurchase offer by the Fund (or the postponement of the Repurchase Pricing Date for a repurchase offer). Notwithstanding a suspension of the calculation of NAV, the Fund will be required to determine the value of its assets and report NAV in its semi-annual and annual reports to shareholders and in its reports on Form N-PORT filed with the SEC after the end of the first and third quarters of the Fund’s fiscal year. The Administrator will resume calculation of the Fund’s NAV after the Board (in consultation with the Investment Manager) determines that conditions no longer require suspension of the calculation of NAV.

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Fund will be successful. You should, in consultation with your own financial and legal advisors, carefully consider the risks described below, together with all of the other information included in this Prospectus, including any applicable supplement to the Prospectus, before you decide whether to make an investment in the Notes. The Notes will not be an appropriate investment for you if you are not knowledgeable about significant features of the Notes or financial matters in general. You should not purchase the Notes unless you understand, and know that you can bear, these investment risks. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.

RISKS RELATED TO THE NOTES

UNSECURED NOTES RISK; SUBORDINATION TO SECURED INDEBTEDNESS. The Notes are not secured by any of the Fund’s assets or any of the assets of its Subsidiaries. As a result, the Notes are subordinated to any secured indebtedness the Fund or its Subsidiaries have outstanding as of the date of this Prospectus or that the Fund or its Subsidiaries may incur in the future to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of the Fund’s existing or future secured indebtedness and the secured indebtedness of its Subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of December 31, 2025, the Fund’s total consolidated indebtedness, at par value, was approximately $10.54 billion, all of which was secured.

STRUCTURAL SUBORDINATION RISK. The Notes are obligations exclusively of the Fund and not of any of the Fund’s Subsidiaries. None of the Fund’s Subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any Subsidiaries the Fund may acquire or create in the future. Except to the extent the Fund is a creditor with recognized claims against its Subsidiaries, all claims of creditors, including trade creditors, and holders of preferred shares, if any, of the Fund’s Subsidiaries will have priority over the Fund’s claims (and therefore the claims of the Fund’s creditors, including holders of the Notes) with respect to the assets of such Subsidiaries. Even if the Fund were recognized as a creditor of one or more of its Subsidiaries, the Fund’s claims would still be subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to the Fund’s claims. Consequently, the Notes are subordinated structurally to all indebtedness and other liabilities of any of the Fund’s Subsidiaries and any subsidiaries that it may in the future acquire or establish as financing vehicles or otherwise. In addition, the Fund’s Subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

RISKS OF INCREASED INDEBTEDNESS. The use of debt could have significant consequences on the Fund’s future operations, including:

•	making it more difficult for the Fund to meet its payment and other obligations under the Notes and its other outstanding debt;

•	resulting in an event of default if the Fund fails to comply with the financial and other restrictive covenants contained in the Fund’s financing arrangements, which event of default could result in substantially all of the Fund’s debt becoming immediately due and payable;

•	reducing the availability of the Fund’s cash flow to fund investments, acquisitions and other general corporate purposes, and limiting the Fund’s ability to obtain additional financing for these purposes;

•	subjecting the Fund to the risk of increased sensitivity to interest rate increases on its indebtedness with variable interest rates, including borrowings under the Fund’s financing arrangements; and

•	limiting the Fund’s flexibility in planning for, or reacting to, and increasing its vulnerability to, changes in its business, the industry in which it operates and the general economy.

Any of the above-listed factors could have an adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to meet its payment obligations under the Notes and other debt.

The Fund’s ability to meet its payment and other obligations under its financing arrangements depends on the Fund’s ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond the Fund’s control. The Fund cannot assure you that its business will generate cash flow from operations, or that future borrowings will be available to the Fund under its financing arrangements or otherwise, in an amount sufficient to enable the Fund to meet its payment obligations under the Notes and other debt and to fund other liquidity needs. If the Fund is not able to generate sufficient cash flow to service its debt obligations, it may need to refinance or restructure its debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If the Fund is unable to implement one or more of these alternatives, the Fund may not be able to meet its payment obligations under the Notes and other debt.

CREDIT RATING RISK. The Fund’s credit ratings are an assessment by rating agencies of the Fund’s ability to pay its debts when due. Consequently, real or anticipated changes in the Fund’s credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither the Fund nor any underwriter undertakes any obligation to maintain the Fund’s credit ratings or to advise holders of the Notes of any changes in the Fund’s credit ratings.

The Notes are subject to periodic review by independent credit rating agencies. There can be no assurance that their respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the applicable ratings agency if in its judgment future circumstances relating to the basis of the credit rating, such as adverse changes in the Fund’s business, financial condition and results of operations, so warrant.

NOTES INTEREST RATE RISK. The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Notes bearing interest at fixed rates and market interest rates increase, the market values of those Notes may decline. The Fund cannot predict the future level of market interest rates.

LIMITED INDENTURE PROTECTIONS RISK. The indenture governing the Notes offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict the Fund or any of its Subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. [In particular, the terms of the indenture and the Notes do not place any restrictions on the Fund’s or its Subsidiaries’ ability to:

•	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of the Fund that is guaranteed by one or more of its Subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by the Fund’s Subsidiaries that would be senior to the Fund’s equity interests in its Subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of its Subsidiaries;

•	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;

•	sell assets (other than certain limited restrictions on the Fund’s ability to consolidate, merge or sell all or substantially all of its assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of the Fund’s Subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to the Fund from its Subsidiaries.]

In addition, the terms of the indenture and the Notes do not protect holders of the Notes in the event that the Fund experiences changes (including significant adverse changes) in its financial condition, results of operations or credit ratings, as they do not require that the Fund or its Subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity other than as described under “DESCRIPTION OF NOTES—Events of Default” in this Prospectus.

The Fund’s ability to recapitalize, incur additional debt and take a number of other actions is not limited by the terms of the Notes and may have important consequences for you as a holder of the Notes, including making it more difficult for the Fund to satisfy its obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Other debt the Fund issues or incurs in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

OPTIONAL REDEMPTION RISK. The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at the Fund’s option. The Fund may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

RISK OF LACK OF PUBLIC MARKET FOR THE NOTES. The Notes are a new issue of debt securities for which there currently is no trading market. The Fund does not currently intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, the Fund’s credit ratings, general economic conditions, the Fund’s financial condition, performance and prospects and other factors. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, the Fund cannot assure you that an active and liquid trading market will develop or continue for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

GENERAL RISKS

BORROWING, USE OF LEVERAGE. The Fund leverages and may continue to leverage its investments, including through borrowings by one or more SPVs that are Subsidiaries of the Fund. Certain Fund investments may be held by such SPVs. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are Subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. The interests of persons with whom the Fund (or SPVs that are Subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s investors and such persons may have claims on the Fund’s assets that are senior to those of the Fund’s investors. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Under the Investment Company Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance, the value of the Fund’s total assets (including the proceeds of such issuance) less all liabilities and indebtedness not represented by senior securities is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock. Stated another way, the Fund may not issue preferred stock that, together with outstanding preferred stock and debt securities, has a total aggregate liquidation value and outstanding principal amount of more than 50% of the value of the Fund’s total assets, including the proceeds of such issuance, less liabilities and indebtedness not represented by senior securities. In addition, the Fund is not permitted to declare any distribution on its common stock, or purchase any of the Fund’s shares of common stock (through repurchase offers or otherwise) unless the Fund would satisfy this 200% asset coverage requirement test after deducting the amount of such distribution or share price, as the case may be. The Fund may, as a result of market conditions or otherwise, be required to purchase or redeem preferred stock, or sell a portion of its investments when it may be disadvantageous to do so, in order to maintain the required asset coverage. Common stockholders would bear the costs of issuing additional preferred stock, which may include offering expenses and the ongoing payment of distributions. Under the Investment Company Act, the Fund may only issue one class of preferred stock.

As discussed above, the Fund’s Credit Facility, as most recently amended effective July 1, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $6,350,000,000. In addition, the Fund issues Private Notes through private placements to institutional investors. The obligations of the Fund and each of the Guarantors under the Facility and the Private Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors. See “THE FUND — INVESTMENT OPPORTUNITIES AND STRATEGIES — Subsidiaries” and “CREDIT FACILITY AND SECURED PRIVATE NOTES.”

COST OF CAPITAL AND NET INVESTMENT INCOME RISK. If the Fund uses debt to finance investments, its net investment income may depend, in part, upon the difference between the interest rate at which it borrows funds and the interest rate of investments made using those funds. As a result, a significant change in market interest rates can have a material adverse effect on the Fund’s net investment income. In periods of rising interest rates when it has debt outstanding, the Fund’s cost of funds will increase, which could reduce the Fund’s net investment income. The Fund may use interest rate risk management techniques in an effort to limit its exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the Investment Company Act. These activities may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes at the federal, state and local levels could occur that may materially adversely affect the Fund. For example, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of its competitors over the long term, the Fund will not know if it will benefit from them or be negatively affected by them.

Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund invests could have a material effect on the tax consequences to the investors. In the event of any such change in law, each investor is urged to consult its own tax advisers.

DEPENDENCE ON THE INVESTMENT MANAGER. The success of the Fund depends upon the ability of the Investment Manager to develop and implement investment strategies that achieve the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund.

MANAGEMENT RISK. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Investment Manager’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities or the financial performance of portfolio companies in which the Fund invests may prove to be incorrect and may not produce the desired results.

LARGE SHAREHOLDER TRANSACTIONS RISK. Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences. While the Fund’s structure as an interval fund would limit the impact of significant shareholder repurchase requests, shareholders may receive only a prorated portion of their requested repurchase amount if the Fund’s periodic repurchase offers are oversubscribed.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “CERTAIN MATERIAL UNITED STATES FEDERAL INCOME TAX CONSEQUENCES” in this Prospectus.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. The use of artificial intelligence and machine learning could exacerbate these risks or result in cybersecurity incidents that implicate personal data. In addition, the Fund and the Investment Manager have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect a Fund or its shareholders.

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

RELIANCE ON TECHNOLOGY. The Fund’s business is highly dependent on the communications and information systems of the Investment Manager. In addition, certain of these systems are provided to the Investment Manager by third-party service providers. Any failure or interruption of such systems, including as a result of the termination of an agreement with any such third-party service provider, could cause delays or other problems in the Fund’s activities. This, in turn, could have a material adverse effect on the Fund’s operating results.

INVESTMENT-RELATED RISKS

GENERAL INVESTMENT-RELATED RISKS

MARKET RISK. An investment in the Notes is subject to investment risk, including the possible loss of the entire principal amount invested. The value of the Notes may fluctuate, sometimes rapidly and unpredictably, due to changes in interest rates, market conditions, and the credit quality of the Fund, among other factors. Although the Notes are obligations of the Fund, their value does not directly reflect the value of the securities owned by the Fund. The market price of the Notes at any time may be less than the original investment amount.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Interest rates in the United States and many other countries have been volatile in recent periods and may change materially in the future. See “Interest Rate Risk” below for more information. Changes in interest rates, including both increases and decreases, can adversely affect the value of fixed-income securities and other debt instruments. In addition, periods of interest rate volatility may affect the value of reserves held by banks and other financial institutions in bonds and other debt securities, and may contribute to liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience declines in liquidity, and it is possible that the Fund will not be able to manage these risks effectively.

Additionally, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, climate-change and climate related events can all negatively impact the securities markets, which could cause the Fund to lose value or impact the Fund’s ability to meet its obligations. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, the current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad could have an adverse impact on the Fund’s investments and operations.

The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020, and a transition period during which the UK and EU negotiated terms of departure ended on December 31, 2020. The departure is commonly referred to as “Brexit.” The UK and EU reached an agreement, effective January 1, 2021, on the terms of their future trading relationship, which principally relates to the trading of goods. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments. Market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments or its ability to meet its obligations. Additionally, there could be additional risks if one or more additional EU member states seek to leave the EU. Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance and financial condition as a whole.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Fund’s shares or Notes, the NAV of the Fund or its ability to meet its obligations. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance and financial condition of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

ECONOMIC RECESSION OR DOWNTURN RISK. Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV, and may negatively impact the Fund’s ability to meet its financial obligations under the Notes or otherwise decrease the market price of the Notes. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results and financial condition.

RISKS OF SECURITIES ACTIVITIES. The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Fund’s investors will not suffer losses.

COUNTERPARTY RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

SOURCING INVESTMENT OPPORTUNITIES RISK. On an ongoing basis, it cannot be certain that the Investment Manager will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategy. In addition, privately negotiated investments generally, and specifically in loans and illiquid securities of private middle-market companies require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations and its ability to meet its obligations under the Notes, will likely be materially adversely affected.

COMPETITION FOR ASSETS RISK. The current lending market in which the Fund participates is competitive and rapidly changing. The Fund may face increasing competition for access to corporate loans and especially direct loans as the lending industry continues to evolve. The Fund may face competition from other institutional lenders such as pooled investment vehicles and commercial banks that are substantially larger and have considerably greater financial and other resources than the Fund. These potential competitors may have higher risk tolerances or different risk assessments than the Fund, which could allow them to consider a wider variety of investments than the Fund and establish relationships with direct lending managers. A direct lending manager may have similar arrangements with other parties, thereby reducing the potential investments of the Fund through such manager. There can be no assurance that the competitive pressures the Fund may face will not erode the Fund’s ability to deploy capital. If the Fund is limited in its ability to invest in corporate and/or direct loans, it may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through investments in corporate and direct loans. If the Fund’s access to corporate and/or direct loans is limited, it would also be subject to increased concentration and counterparty risk.

The commercial lending business is highly competitive. Without a sufficient number of new qualified loan requests, there can be no assurances that the Fund will be able to compete effectively for corporate and direct loans with other market participants. General economic factors and market conditions, including the general interest rate environment, unemployment rates, and perceived consumer demand may affect borrower willingness to seek corporate and/or direct loans and investor ability and desire to invest in such loans.

EXTENSION RISK. Rising interest rates tend to extend the duration of long-term, fixed rate securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

PREPAYMENT RISK. When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund and potentially impact its ability to meet its obligations.

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund may also choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund or an Investment Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Fund’s shares, as well as on the Fund’s financial condition and ability to meet its obligations under the Notes.

INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the purchasing power and value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline, which may in turn impact its ability to meet its obligations. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would generally adversely affect the real value of investors’ investment in the Fund. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and its financial condition.

DEPENDENCE ON KEY PERSONNEL RISK. The Investment Manager may be dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Investment Manager were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Investment Manager may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio, and the Fund’s performance may lag behind that of similar funds, which in turn may impact its ability to meet its obligations. The Investment Manager has informed the Fund that its investment professionals are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Investment Manager may become associated with the Fund, and the performance and financial condition of the Fund may also depend on the experience and expertise of such individuals.

INDUSTRY/SECTOR CONCENTRATION RISK. The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular industry or market sector. Events negatively affecting the market sectors in which the Fund has invested are therefore likely to cause the value of the Fund’s shares and Notes to decrease, perhaps significantly, and may negatively impact the Fund’s ability to meet its obligations under the Notes. At times, the performance of investments in those industries may lag the performance of other sectors or the market as a whole.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus, the following are some of the specific risks of the investment strategy:

DEBT SECURITIES. Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s financial condition and return to shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments and potentially impacting the Fund’s ability to meet its obligations.

DEFAULT RISK. The ability of the Fund to generate income through its loan investments and, by extension, meet its obligations under the Notes is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A portion of the loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans, or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

SECURED DEBT. Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its Subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

SECOND LIEN AND SUBORDINATED LOANS. The Fund may invest in secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the rights the Fund may have with respect to the collateral securing the loans the Fund makes to borrowers with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund may enter into with the holders of such senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund’s rights are adversely affected.

UNSECURED LOANS. The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

EQUITY INVESTMENTS. When the Fund invests in loans and debt securities, the Fund may acquire warrants or other equity securities of borrowers as well. The Fund may also invest in warrants and equity securities directly. To the extent the Fund holds equity investments, the Fund will attempt to dispose of them and realize gains upon the disposition of such equity investments. However, the equity interests the Fund receives may not appreciate in value and may decline in value. As a result, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

PRIVATE INVESTMENT FUNDS RISK. The Fund may invest in private investment funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private investment funds’ investments as such private investment funds’ managers. Investments in private investment funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private investment fund when desired (and may incur losses or become unable to meet its obligations under the Notes as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a private investment fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a private investment fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private fund due to poor performance or other reasons. The fees paid by private investment funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private investment fund in addition to the management fees and other expenses paid by the Fund.

LACK OF CONTROL OVER PRIVATE INVESTMENT FUNDS AND OTHER PORTFOLIO INVESTMENTS. Once the Fund has invested in a private investment fund or other similar investment vehicle, the Investment Manager generally will have no control over the investment decisions made by such investment fund. The Investment Manager may be constrained by the withdrawal limitations imposed by private investment funds, which may restrict the Fund’s ability to terminate investments in private investment funds that are performing poorly or have otherwise had adverse changes. The Investment Manager will be dependent on information provided by the private investment funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Manager’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its net asset value accurately, which could in turn impact the Fund’s financial condition or the market value of the Notes. By investing in the Fund, an investor will not be deemed to be an investor in any investment fund and will not have the ability to exercise any rights attributable to an investor in any such investment fund related to their investment.

SMALL AND MIDDLE-MARKET COMPANIES. Investment in private and small or middle-market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund will rely on the ability of the Investment Manager’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If they are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and the Fund may lose money on its investments. Small and middle-market companies may have limited financial resources and may be unable to meet their obligations under their loans and debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, small and middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on one or more of the portfolio companies in which the Fund invests. Small and middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence.

PIK INTEREST. To the extent that the Fund invests in loans with a payment in kind (“PIK”) interest component and the accretion of PIK interest constitutes a portion of the Fund’s income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following: (i) loans with a PIK interest component may have higher interest rates that reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) loans with a PIK interest component may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (iii) the deferral of PIK interest increases the loan-to-value ratio, which is a fundamental measure of loan risk; and (iv) even if the accounting conditions for PIK interest accrual are met, the borrower could still default when the borrower’s actual payment is due at the maturity of the loan.

DIRECT LENDING RISK. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

DIRECT ORIGINATION RISK. A significant portion of the Fund’s investments may be originated. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns or meet its obligations under the Notes. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Investment Manager will be able to identify and make investments that are consistent with its investment objective.

“COVENANT-LITE” LOANS RISK. Although many of the Fund’s loan investments are expected to include both incurrence and maintenance-based covenants, there may be instances in which the Fund invests in covenant-lite loans, which means the obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s financial condition, revenues, net income and NAV.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. While it is expected that the majority of the Fund’s investments will be in floating rate loans, which typically re-price every 90 days, some of the Fund’s investments may be in fixed rate loans and similar debt obligations. The value of such fixed rate loans is susceptible to general changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed-income securities and convertible debt, which could in turn impact the Fund’s ability to meet its obligations. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short term rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates.

The Fund currently invests 99% of its assets in, and generally expects to invest the majority of its assets in, variable and floating rate securities. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares, as well as the Fund’s ability to meet its obligations under the Notes.

Interest rates in the United States and many other countries have been volatile in recent periods and may change materially over time. To the extent the Fund borrows money to finance its investments, the Fund’s performance and financial condition will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s financial condition and results of operations.

In addition, a decline in the prices of the debt the Fund owns could adversely affect the Fund’s NAV or its ability to meet its obligations under the Notes. Changes in market interest rates could also affect the ability of operating companies in which the Fund invests to service debt, which could materially impact the Fund in which the Fund may invest, thus impacting the Fund.

LIBOR DISCONTINUATION RISK. Most London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the UK Financial Conduct Authority has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or an Underlying Fund’s (as defined below) performance or NAV, and, by extension, could impact the Fund’s ability to meet its obligations under the Notes or the market value of such Notes.

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, including following the discontinuation of LIBOR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

ILLIQUID PORTFOLIO INVESTMENTS. The Fund is expected to invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The Fund may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. The market prices, if any, for such securities may be volatile and the Fund may not be able to sell them when the Investment Manager desires to do so or to realize what the Investment Manager perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

Investors acquiring direct loans hoping to recoup their entire principal must generally hold their loans through maturity. Direct loans may not be registered under the Securities Act of 1933, as amended (the “Securities Act”) and are not listed on any securities exchange. Accordingly, those loan investments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for an exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop for direct loans and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its direct loans until maturity. The Fund may not be able to sell any of its direct loans even under circumstances when the Investment Manager believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its direct loans may be adversely affected, as may the Fund’s ability to meet its obligations. Moreover, certain direct loans may be subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

VALUATION RISK. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments, which could in turn impact the Fund’s financial condition. This could adversely affect shareholders whose shares are repurchased as well as new shareholders and remaining shareholders, and may further impact the Fund’s ability to meet its obligations under the Notes or the market value of those Notes. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the shares of shareholders who do not tender their shares in any coincident repurchase offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders.

VALUATION OF THE FUND’S INVESTMENT IN OTHER INVESTMENT FUNDS. The valuation of the Fund’s investments in investment funds is typically based on valuations provided by the third party investment managers to such funds (“Fund Managers”) on a quarterly basis. In addition to quarterly valuations provided by the Fund Managers, the Fund undertakes daily valuations and the daily issuance of shares. A significant portion of the Fund’s invested securities may lack a readily available market price and, therefore, require fair valuation by the Fund Manager. In this context, the Investment Manager may encounter a conflict of interest when valuing these securities, as their value can impact the Investment Manager’s compensation or their capacity to raise additional funds. There are no guarantees or assurances regarding the valuation methodology employed or the adequacy of systems utilized by any Fund Manager. Additionally, there is no assurance regarding the accuracy of valuations provided by the Fund Managers, their compliance with internal policies or procedures for record-keeping and valuation, or the stability of their policies, procedures, and systems without prior notice to the Fund. Consequently, it is possible that a Fund Manager’s valuation of securities may not align with the ultimate realized amount upon the disposition of such securities. The information provided by a Fund Manager may be subject to inaccuracy due to fraudulent activity, misvaluation, or inadvertent errors. It is important to note that the Fund may not identify valuation errors for a significant period of time, if at all.

VALUATION ADJUSTMENTS IN INVESTMENT FUNDS. The Fund calculates its NAV on a daily basis using the quarterly valuations provided by the Fund Managers. However, it is important to note that these valuations may not capture market changes or other events that take place after the end of the quarter. The Fund will adjust the valuation of its holdings in investment funds to account for such events, in accordance with its valuation policies. However, it is important to note that there is no guarantee that the Fund will accurately determine the fair value of these investments. Furthermore, it is possible that the valuations reported by the Fund Managers may be subject to subsequent adjustments or revisions. Since such adjustments or revisions to the NAV of the Fund are based on information available only at the time of the adjustment or revision, they may not impact the amount of repurchase proceeds received by shareholders who had their shares repurchased before these adjustments occurred. Consequently, if the subsequent adjusted valuations from the Fund Managers or revisions to the NAV of an investment fund have an adverse impact on the Fund’s NAV, the remaining outstanding shares may be negatively affected due to prior repurchases. This may result in a potential benefit for shareholders who had their shares repurchased at a NAV higher than the adjusted amount. Contrarily, any increases in the NAV resulting from such subsequent adjustments may exclusively benefit the outstanding shares, potentially disadvantaging shareholders who had previously had their shares repurchased at a NAV lower than the adjusted amount. These principles also extend to the purchase of shares, meaning that new shareholders may be similarly affected. Inaccurate or delayed valuations could negatively affect the Fund’s financial condition and, consequently, its ability to meet its obligations under the Notes or adversely impact the market value of the Notes.

FOCUSED INVESTMENT RISK. To the extent that the Fund focuses its investments in a particular industry, the Fund’s NAV and overall ability to meet its obligations will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. The Fund may also invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION. A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the Investment Manager may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

PARTICIPATION ON CREDITORS’ COMMITTEES AND BOARDS OF DIRECTORS. The Investment Manager or its affiliates, on behalf of the Fund or of other funds or accounts it manages, may participate on committees formed by creditors to negotiate with the management of financially troubled companies that may or may not be in bankruptcy. The Investment Manager may also seek to negotiate directly with debtors with respect to restructuring issues. In the situation where a representative of the Investment Manager chooses to join a creditors’ committee, the representative would likely be only one of many participants, each of whom would be interested in obtaining an outcome that is in its individual best interest. There can be no assurance that the representative would be successful in obtaining results most favorable to the Fund in such proceedings, although the representative may incur significant legal fees and other expenses in attempting to do so. As a result of participation by the representative on such committees, the representative may be deemed to have duties to other creditors represented by the committees, which might thereby expose the Fund to liability to such other creditors who disagree with the representative’s actions.

NEED FOR FOLLOW-ON INVESTMENTS. Following an initial investment in a portfolio company, the Fund may make additional investments in that portfolio company as “follow-on” investments, including exercising warrants, options or convertible securities that were acquired in the original or subsequent financing; in seeking to: (i) increase or maintain in whole or in part the Fund’s position as a creditor or the Fund’s equity ownership percentage in a portfolio company; or (ii) preserve or enhance the value of the Fund’s investment. The Fund has discretion to make follow-on investments, subject to the availability of capital resources. Failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of an underlying portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Investment Manager may elect not to make a follow-on investment because the Investment Manager may not want to increase the Fund’s level of risk or because the Investment Manager prefers other opportunities for the Fund.

HIGH YIELD DEBT. The Fund may invest in high yield debt (or “junk” bonds). A substantial portion of the high yield debt in which the Fund intends to invest are rated below investment-grade by one or more nationally recognized statistical rating organizations or are unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit and liquidity risk than more highly rated debt obligations. Lower-rated securities may include securities that have the lowest rating or are in default. High yield debt is generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the obligor to make payment of principal and interest. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be in poor financial condition, experiencing poor operating results, having substantial capital needs or negative net worth or be facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. High yield debt may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. Certain of these securities may not be publicly traded, and therefore, it may be difficult to accurately value certain portfolio securities and to obtain information as to the true condition of the issuers. Overall declines in the below investment-grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. High yield debt is often less liquid than higher rated securities. Because investment in high yield debt involves greater investment risk, achievement of the Fund’s investment objectives will be more dependent on the Investment Manager’s analysis than would be the case if the Fund were investing in higher quality debt securities.

High yield debt is often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. High yield debt has historically experienced greater default rates than has been the case for investment-grade securities. The Fund may also invest in equity securities issued by entities with unrated or below investment-grade debt.

High yield debt may also be in the form of zero-coupon or deferred interest bonds, which are bonds that are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in the interest rates than bonds that that provide for regular payments of interest.

Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. Securities that are in the lowest rating category are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default and/or to be unlikely to have the capacity to pay interest and repay principal. The secondary markets on which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the value of the Fund’s portfolio, its ability to meet its obligations under the Notes, or the value of such Notes. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was rated.

PREFERRED SECURITIES. The Fund may invest in preferred securities. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price, its financial condition or the market value of the Notes. Convertible securities with a conversion value that is the same as the value of the bond or preferred share have characteristics similar to common stocks. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

BANK LOANS. The Fund may invest in loans originated by banks and other financial institutions. The loans invested in by the Fund may include term loans and revolving loans, may pay interest at a fixed or floating rate and may be senior or subordinated. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, (iv) the risk that bank loans may not be securities and therefore may not have the protections afforded by the federal securities laws, and (v) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims in respect of such matters may reduce the cash flow and/or market value of the investment. In addition, the bank loan market may face illiquidity and volatility. There can be no assurance that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or the market will not experience periods of significant illiquidity in the future.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien or unsecured loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may acquire interests in loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation. A selling institution voting in connection with a potential waiver of a default by a borrower may have interests different from those of the Fund, and the selling institution might not consider the interests of the Fund in connection with its vote. Notwithstanding the foregoing, many participation agreements with respect to loans provide that the selling institution may not vote in favor of any amendment, modification or waiver that forgives principal, interest or fees, reduces principal, interest or fees that are payable, postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or releases any material guarantee or collateral without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver). In addition, many participation agreements with respect to loans that provide voting rights to the participant further provide that if the participant does not vote in favor of amendments, modifications or waivers, the selling institution may repurchase such participation at par.

NON-PERFORMING LOANS. The Fund may invest in non-performing and sub-performing loans which often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks, and returns on such investments may not be realized for a considerable period of time, which may in turn impact the Fund’s ability to meet its obligations under the Notes.

BUSINESS DEVELOPMENT COMPANIES (“BDCs”). The Fund has invested and may invest in private BDCs and publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the Investment Company Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Code.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

To comply with the Investment Company Act, the Investment Manager may be required to vote shares of a BDC held by the Fund in the same general proportion as shares held by other shareholders of the BDC. Please see “Underlying Fund Risk” above for additional information regarding recent SEC regulations with respect to the Fund’s investments in other investment companies.

ASSET-BACKED SECURITIES RISK. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities and liquidity risk.

COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) AND COLLATERALIZED DEBT OBLIGATIONS (“CDOs”). The Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a SPV to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in transactions pursuant to Rule 144A under the Securities Act, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. The Fund’s investments in (i) CLOs, (ii) CDOs, and (iii) warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles (“Warehouses”), in each case structured as 3(c)(1) or 3(c)(7) funds, are not included for purposes of the Fund’s 15% limitation on private investment funds.

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

STRUCTURED PRODUCTS. The CLOs and other CDOs in which the Fund may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund, which may in turn impact the Fund’s financial condition or ability to meet its obligations.

Certain structured products may be thinly traded or have a limited trading market. CLOs, CDOs and credit-linked notes are typically privately offered and sold. As a result, investments in structured products may be characterized by the Fund as illiquid securities. In addition to the general risks associated with fixed-income securities, structured products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in structured products are subordinate to other classes or tranches thereof; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) a forced “fire sale” liquidation may occur due to technical defaults such as coverage test failures and (vi) the manager of the CLO or CDO may perform poorly.

MEZZANINE DEBT. A portion of the Fund’s debt investments may be made in certain high yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Those mezzanine investments may be issued with or without registration rights. Mezzanine investments can be unsecured and generally subordinate to other obligations of the issuer. The expected average life of the Fund’s mezzanine investments may be significantly shorter than the maturity of these investments due to prepayment rights. Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities. The Fund does not anticipate a market for its mezzanine investments, which can adversely affect the prices at which these securities can be sold. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of those lower-rated securities. Mezzanine securities are often even more subordinated than other high yield debt, as they often represent the most junior debt security in an issuer’s capital structure.

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid. Also, among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Investment Manager’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. Consequently, the Fund will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied (e.g., through a liquidation of the issuer’s assets, an exchange offer or plan of reorganization, or a payment of some amount in satisfaction of the obligation). In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

UNDERLYING FUND RISK. The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of mutual funds (including money market funds), BDCs, closed-end funds, ETFs and other registered and private investment funds (“Underlying Funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. The shares of listed closed-end funds may also frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Rule 12d1-4 under the Investment Company Act permits certain types of fund of fund arrangements without reliance on an exemptive order or no-action letters, but also imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. The requirements of Rule 12d1-4 have been implemented by the Fund with respect to its fund of funds arrangements.

SECONDARY INVESTMENTS RISKS. The performance of the Fund’s secondary investments will be influenced, in part, by the acquisition price paid, which can be determined through negotiations relying on incomplete or imperfect information. There is a risk that investors who exit a co-investment or an investment fund through a secondary transaction may have access to superior knowledge regarding the value of their investment. As a result, the Fund may end up paying a higher price for a secondary investment compared to what it would have paid if it had the same information. In certain instances, the Fund may acquire certain secondary investments as a portfolio, and in such situations, it may not be feasible for the Fund to selectively exclude investments that the Investment Manager deems less appealing due to commercial, tax, legal, or other considerations. When the Fund acquires a secondary investment fund, it is typically not empowered to make modifications or amendments to the constituent documents (e.g., limited partnership agreements) of that secondary investment fund. Additionally, the Fund usually does not have the authority to negotiate the economic terms of the interests it is acquiring except with regard to the acquisition price paid which is negotiated directly with and affected to the sellers of such positions, rather than the underlying general partner of said investment fund(s). Furthermore, it is important to note that the costs and resources necessary for investigating the commercial, tax, and legal aspects of secondary investments may be higher compared to those associated with primary investments. When the Fund acquires a secondary investment fund, it may also assume contingent liabilities related to that interest. Specifically, if the seller of the interest has previously received distributions from the relevant secondary investment fund and, subsequently, the secondary investment fund demands the return of any portion of those distributions, the Fund (as the purchaser of the interest) may be obliged to pay an equivalent amount to the secondary investment fund. While the Fund may have the option to seek reimbursement from the seller for any funds paid to the secondary investment fund, there is no guarantee that the Fund would possess such a right or succeed in such a claim.

COMMITMENT RISK IN FUND INVESTMENTS. The Fund may allocate a significant portion of its portfolio to cash or cash equivalents in preparation for funding capital calls. These capital calls, issued periodically by investment funds that the Fund may own, require the Fund to make additional contributions. However, holding a substantial cash position may have a negative impact on the overall performance and financial condition of the Fund, which may in turn impact the Fund’s ability to meet its obligations under the Notes.

Failure by the Fund to make timely capital contributions towards its unfunded commitments may have various consequences. It could impair the Fund’s ability to pursue its investment program or satisfy its obligations, necessitate borrowing, subject the Fund and shareholders to penalties imposed by the investment funds (including complete loss of the Fund’s investment), or otherwise devalue the Fund’s investments and relationships with third-party managers.

DERIVATIVE INSTRUMENTS RISK. The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Rule 18f-4 under the Investment Company Act permits a Fund to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in Section 18 of the Investment Company Act, provided that the Fund complies with the conditions of the Rule. The Fund’s use of derivatives transactions and other similar instruments is generally subject to a value-at-risk leverage limit, derivatives risk management program, and reporting requirements under Rule 18f-4 unless the Fund qualifies as a “limited derivatives user” as defined in the rule or the Fund’s use of such an instrument satisfies the conditions of certain exemptions under the rule. Derivatives, reverse repurchase agreements and other such instruments may represent a form of economic leverage and create special risks. The use of these forms of leverage increases the volatility of the Fund’s investment portfolio and could result in larger losses to shareholders than if these strategies were not used.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

•	Foreign Currency Forwards. Forward foreign currency contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. In order to execute such an agreement, the Fund would contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually widespread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund or impact its ability to meet its obligations.

•	Reverse Repurchase Agreements. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

•	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

•	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile, and the use of options can lower total returns.

•	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements, and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of a Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance or financial condition.

FOREIGN INVESTMENTS RISK. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. For example, if the value of the U.S. dollar goes up, compared to a foreign currency, a loan payable in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund may employ hedging techniques to minimize these risks, but the Fund can offer no assurance that the Fund will, in fact, hedge currency risk or, that if the Fund does, such strategies will be effective.

The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. A government may take over assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise stockholder rights, and pursue legal remedies with respect to foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to take into account with respect to the Fund’s investments in foreign securities. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the United States. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located, which may in turn impact the Fund’s financial condition and its ability to meet its obligations.

The Fund may invest in foreign securities of issuers in so-called “emerging markets” (or less developed countries). Such investments are particularly speculative and entail all of the risks of investing in foreign securities but to a heightened degree. “Emerging market” countries generally include all countries in the following regions: Asia (excluding Japan), Eastern Europe, the Middle East, Africa and Latin America, or such countries as reasonably determined by the Investment Manager from time to time. Emerging markets generally have less developed trading markets and exchanges, thus securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and may show greater price volatility than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody and the imposition of exchange controls (including repatriation restrictions). Since emerging markets generally have less developed legal systems, the legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. There may be significant differences between financial statements prepared in accordance with an emerging market’s accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from substantial economic, political and social disruptions.

CURRENCY RISK. The Fund may engage in practices and strategies that will result in exposure to fluctuations in foreign exchange rates, in which case the Fund will be subject to foreign currency risk. The Fund’s shares and Notes are priced in U.S. dollars and the distributions and interest paid by the Fund to investors are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions or payments made to investors. The Fund intends to hedge exposure to reduce the risk of loss due to fluctuations in currency exchange rates relative to the U.S. dollar. There is no assurance, however, that these strategies will be available or will be used by the Fund or, if used, that they will be successful. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund or impact its ability to meet its obligations under the Notes.

Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

INVESTMENTS IN CASH, CASH-EQUIVALENT INVESTMENTS OR MONEY MARKET FUNDS. A portion of the Fund’s assets may be invested in cash, cash-equivalent investments or money market funds when, for example, other investments are unattractive, to provide a reserve for anticipated obligations of the Fund or for other temporary purposes. Although such a practice may assist in the preservation of capital, the assumption of cash positions may also impact overall investment return. Cash investment practices of the Fund may be expected, therefore, to affect total investment performance of the Fund, as well as its ability to meet its obligations under the Notes. Although a money market fund seeks to preserve a $1.00 per share NAV, it cannot guarantee it will do so. The sponsor of a money market fund has no legal obligation to provide financial support to the money market fund and investors in money market funds should not expect that the sponsor will provide support to a money market fund at any time.

RIC-RELATED RISKS OF INVESTMENT GENERATING NON-CASH TAXABLE INCOME. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations.

Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to shareholders. OID creates the risk of non-refundable cash payments to the Investment Manager based on accruals that may never be realized. In addition, the deferral of payment-in-kind interest also reduces a loan’s loan-to-value ratio at a compounding rate.

UNCERTAIN TAX TREATMENT. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax. If the treatment of these instruments prevents the Fund from complying with the requirements of a RIC under the Code, the Fund may become subject to U.S. federal income or excise tax, which would reduce a shareholder’s return on investment and may impact the Fund’s ability to meet its obligations.

FAILURE TO OBTAIN CO-INVESTMENT EXEMPTIVE RELIEF. The Investment Company Act prohibits the Fund from making certain co-investments with affiliates unless it receives an order from the SEC permitting it to do so. The Fund and the Investment Manager may seek exemptive relief from the provisions of Section 17(d) of the Investment Company Act to co-invest in certain privately negotiated investment transactions with current or future BDCs, private funds, separate accounts, or registered closed-end funds that are advised by the Investment Manager or affiliates, collectively, the Fund’s “co-investment affiliates,” subject to the satisfaction of certain conditions. There is no assurance that the Fund or the Investment Manager will receive such exemptive relief, and if they are not able to obtain the exemptive relief, the Fund will not be permitted to make certain co-investments alongside other co-investment affiliates. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through co-investment opportunities, which in turn may impact the Fund’s ability to meet its obligations under the Notes.

WAREHOUSE INVESTMENT RISK. The Fund has invested and may invest in Warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles. To finance the acquisition of a Warehouse’s assets, a financing facility (a “Warehouse Facility”) is often opened by (i) the entity or affiliates of the entity that will become the collateral manager of the CLO or CDO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO or CDO. The period from the date that a Warehouse is opened and asset accumulation begins to the date that the CLO or CDO closes is commonly referred to as the “warehousing period.” In practice, investments in Warehouses (“Warehouse Investments”) are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in SPVs that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO or CDO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO or CDO and a loss is incurred upon their disposition, and (iii) the anticipated CLO or CDO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO or CDO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO or CDO related to Warehouse Investments will be consummated. In the event a planned CLO or CDO is not consummated, investors in a Warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in Warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Warehouse Investments represent leveraged investments in the underlying assets of a Warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the Warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the Warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid.

General risks related to investments in the FUND’s shares

REPURCHASE OFFERS; LIMITED LIQUIDITY. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding shares on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. The Fund will offer to purchase only a small portion of its shares each quarter, and there is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the shares tendered by each shareholder. The potential for proration may cause some investors to tender more shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis. A shareholder may not be able to tender its shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which shareholders can tender their shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than the fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If a shareholder tenders all of its shares (or a portion of its shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the shareholder after the Repurchase Request Deadline. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a shareholder will not know its repurchase price until after it has irrevocably tendered its shares. Shareholders may be subject to market risk in relation to the tender of their shares for repurchase because like other market investments, the value of the Fund’s shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s shares.

DISTRIBUTION POLICY. The Fund’s distribution policy is to make quarterly distributions to its shareholders of substantially all of its net investment income. The amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a quarterly distribution and net capital gains, if any, earned each year.

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LIMITS OF RISK DISCLOSURES. The above discussions relate to the various principal risks associated with the Fund, its investments and securities and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

ARTIFICIAL INTELLIGENCE. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance and financial condition of the Fund.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES. The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the shareholders. A majority of the Board is and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”). To the extent permitted by the Investment Company Act and other applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or service providers. See “BOARD OF TRUSTEES AND OFFICERS” in the Fund’s SAI for the identities of the Trustees and executive officers of the Fund, brief biographical information regarding each of them, and other information regarding the election and membership of the Board.

THE INVESTMENT MANAGER. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund and is responsible for determining and implementing the Fund’s overall investment strategy. The Investment Manager is located at 4640 Admiralty Way, 11th Floor, Marina del Rey, California and is an investment adviser registered with the SEC under the Advisers Act. As of December 31, 2025, it had approximately $47 billion in assets under management and approximately $71.9 billion in assets under advisement (including discretionary and non-discretionary accounts).

The Investment Manager and its affiliates may serve as investment managers to other funds that have investment programs which are similar to the investment program of the Fund, and the Investment Manager or one of its affiliates may in the future serve as the investment manager or otherwise manage or direct the investment activities of other registered and/or private investment funds with investment programs similar to the investment program of the Fund. See “CONFLICTS OF INTEREST.”

Investment Manager

After the 2008 financial crisis, the Investment Manager became actively involved in direct lending research. It has been recommending direct lending investments to its advisory clients since 2011 and has actively managed a publicly-traded BDC portfolio since August 2014. The Investment Manager created the Cliffwater Direct Lending Index, which is the first published index tracking direct loan assets with performance dating back to September 30, 2004, and the Cliffwater BDC Index, which is an index tracking publicly-traded BDCs. The Investment Manager is a frequent publisher of research reports regarding direct lending and has constructed a direct lending manager database.

The Investment Manager has dedicated significant resources to developing its expertise in the direct lending marketplace and cultivating relationships with direct lending managers that it believes to be top-tier. The Investment Manager brings to the management of the Fund its expertise, experience, and access in the direct lending market.

Investment Policy Committee. The Investment Manager’s Investment Policy Committee is responsible for defining the broad investment parameters of the Fund, including, for example, the types of strategies to be employed and the range of securities acceptable for investment by the Fund. The Investment Policy Committee meets regularly to review portfolio holdings and Fund performance.

PORTFOLIO MANAGERS. The key personnel of the Investment Manager who currently have primary responsibility for management of the Fund (the “Portfolio Managers”) are as follows:

Stephen L. Nesbitt, Chief Executive Officer of the Investment Manager, is primarily responsible for the day-to-day management of the Fund. Mr. Nesbitt has been the portfolio manager of the Fund since its inception. Mr. Nesbitt is supported by research analysts and other investment professionals who provide research support and make strategy recommendations. Mr. Nesbitt manages the Fund consistent with the broad investment parameters established by the Investment Manager’s Investment Policy Committee (see below), which is led by Mr. Nesbitt.

Prior to forming the Investment Manager in 2004, Mr. Nesbitt was a Senior Managing Director at Wilshire Associates. From 1990 to 2004, Mr. Nesbitt led the Consulting division at Wilshire Associates and also started and built its asset management business using a “manager of managers” investment approach, including private equity and hedge fund-of-fund portfolios. Mr. Nesbitt started his career at Wells Fargo Investment Advisors, an early pioneer in index funds, where he developed and managed index funds and oversaw asset allocation.

Caitlin Nemeth, Portfolio Manager, leads the credit research and investment team for the Fund. She is responsible for the Fund’s new program development with Investment Partners, cultivating manager relationships, investment and co-investment selection and structuring. Prior to joining the Investment Manager in 2021, Ms. Nemeth spent over a decade at Antares Capital and its predecessor GE Capital, where she was responsible for structuring, underwriting, and managing sponsored transactions and helped build the firm’s asset management business. Ms. Nemeth earned a B.B.A. in Finance, Investments, and Banking from the University of Wisconsin — Madison.

Frances Beyers, Portfolio Manager, serves as the head of the Investment Manager’s capital markets group. In this role, she is responsible for sourcing middle market lending opportunities and maintaining manager relationships to support the Investment Manager’s rapidly growing multi-manager private debt asset management business. She also oversees the Fund’s financing and liability management function. Prior to joining Cliffwater in 2020, Ms. Beyers was Head of Middle Market Loan Analysis for Refinitiv. Previous roles include underwriting and portfolio management at Churchill Asset Management and Corporate Finance Advisory at JPMorgan. She earned a B.S. in Business Administration from Washington University in St. Louis.

Samir Patel, Portfolio Manager, co-leads the credit research and investment team for the Fund. He is primarily responsible for the sourcing and underwriting of the Fund’s co-investments and cultivating manager relationships. Prior to joining the Investment Manager in 2022, Mr. Patel spent close to a decade structuring, underwriting, and managing private credit transactions; the majority of that time was spent at Antares Capital and its predecessor GE Capital, but most recently was spent co-launching a new private credit strategy at Portfolio Advisors, an established private markets investment specialist looking to expand its footprint in private credit. Mr. Patel began his career in accounting and M&A transaction advisory at RSM and Deloitte. Mr. Patel earned a B.B.A. in Accounting and a Master of Accountancy from the University of Georgia.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund’s shares.

CUSTODIAN

State Street Bank and Trust Company (the “Custodian”) serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. subcustodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. subcustodians in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 1 Iron Street, Boston, MA 02210.

FUND EXPENSES

The Fund pays all of its expenses, or reimburses the Investment Manager or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the organization of the Fund and the offering and issuance of shares; all fees and expenses reasonably incurred in connection with the operation of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; quotation or valuation expenses; the Investment Management Fee; the Administration Fee; servicing and other similar fees and expenses; out-of-pocket costs directly relating to investment transactions that are not consummated; other investment-related expenses, such as brokerage commissions, dealer spreads; transfer fees; fees on any borrowings or any expenses relating to leverage or indebtedness (including any interest thereon); professional fees; out-of-pocket costs directly relating to investment transactions that are not consummated; other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; reasonable research and due diligence expenses relating to the identification and selection of investments (including expenses of news and quotation subscriptions, market or industry research, consultants or experts); investment-related software and databases relating thereto; fees and expenses of outside legal counsel (including fees and expenses associated with the review of documentation for prospective investments by the Fund), including foreign legal counsel; litigation costs and expenses, judgments and settlements directly related to the preservation of the value of investments; reasonable legal, third party consultant, and investment-related software and databases expenses incurred in relation to entering into, the reviewing, reporting, monitoring, confirming and/or administration of the investments (including expenses of engaging third party valuation consultants and agents and expenses of loan administration with non-affiliates) and other matters (including online systems used to obtain pricing and trading information and systems used for the allocation of investments); accounting, auditing and tax preparation expenses; fees and expenses in connection with repurchase offers and any repurchases or redemptions of shares; taxes and governmental fees (including tax preparation fees); fees and expenses of any custodian, subcustodian, transfer agent, and registrar, and any other agent of the Fund; all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions with any custodian or other agent engaged by the Fund; bank services fees; costs and expenses relating to any amendment of the Declaration of Trust or other organizational documents of the Fund; any fees and expenses in connection with seeking the SEC’s approval of any exemptive relief (or amending existing exemptive relief); expenses of preparing, amending, printing, and distributing the Prospectus and any other sales material (and any supplements or amendments thereto), reports, notices, other communications to shareholders, and proxy materials; all taxes, fees or other governmental charges and expenses of preparing, printing, and filing reports and other documents with government agencies; expenses incurred by the Investment Manager or former sub-advisers to the Fund in responding to a legal, administrative, judicial or regulatory action, claim, or suit relating to the Fund; expenses of shareholders’ meetings, including the solicitation of proxies in connection therewith; expenses of corporate data processing and related services; shareholder recordkeeping and account services, fees, and disbursements; expenses relating to investor and public relations; fees and expenses of the members of the Board who are not employees of the Investment Manager or its affiliates; insurance premiums; and ad hoc expenses incurred at the specific request of the Investment Manager or the Board; Extraordinary Expenses (as defined below); and all costs and expenses incurred as a result of dissolution, winding-up and termination of the Fund. The Fund may need to sell portfolio securities to pay fees and expenses, which could cause the Fund to realize taxable gains.

“Extraordinary Expenses” means all expenses incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or dispute and the amount of any judgment or settlement paid in connection therewith, or the enforcement of the rights against any person or entity; costs and expenses for indemnification or contribution payable to any person or entity; expenses of a reorganization, restructuring or merger, as applicable; expenses of holding, or soliciting proxies for, a meeting of shareholders; and the expenses of engaging a new administrator, custodian or transfer agent.

The Investment Manager bears all of its expenses and costs incurred in providing investment advisory services to the Fund, including travel and certain other expenses. In addition, the Investment Manager is responsible for the payment of the compensation and expenses of those officers of the Fund affiliated with the Investment Manager, and making available, without expense to the Fund, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

The Fund bears directly certain ongoing offering costs of shares which are expensed as they are incurred. Offering costs cannot be deducted by the Fund or the shareholders.

The Investment Manager entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that was terminated effective March 6, 2023. Under the Expense Limitation and Reimbursement Agreement, the Investment Manager agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) did not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”). Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses were excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 2.25% for Class I Shares. At March 31, 2025, no previously reimbursed expenses were potentially recoverable by the Investment Manager. For the fiscal years ended March 31, 2025, March 31, 2024 and March 31, 2023 and the fiscal period from January 1, 2022 to March 31, 2022, the Investment Manager did not recover any expenses previously waived. For the year ended December 31, 2021, the Investment Manager did not recover any previously waived expenses. For the year ended December 31, 2020, the Investment Manager recovered $253,938 of previously waived expenses. For the period March 6, 2019 (commencement of operations) through December 31, 2019, the Investment Manager waived fees and expenses totaling $795,527. For the period March 6, 2019 through December 31, 2019, the Investment Manager recovered $240,822 of previously waived expenses.

The Fund’s fees and expenses will decrease the net profits or increase the net losses of the Fund that are credited to shareholders, and thus may impact the Fund’s financial condition or its ability to meet its obligations under the Notes.

CONFLICTS OF INTEREST

The Fund and the Investment Manager may be subject to a number of actual and potential conflicts of interest.

The Investment Manager and its affiliates engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund. The Investment Manager and its affiliates may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund) which may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund; which may compete with the Fund for investment opportunities; and which may, subject to applicable law, co-invest with the Fund in certain transactions. In addition, the Investment Manager and its affiliates and respective clients may themselves invest in securities that would be appropriate for the Fund. By acquiring securities such as the Notes, each investor will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest, except as may otherwise be provided under provisions of Federal securities law which cannot be waived or modified.

Although the Investment Manager and its affiliates seek to allocate investment opportunities among the Fund and their other clients in a fair and reasonable manner, there can be no assurance that an investment opportunity which comes to the attention of the Investment Manager or its affiliates will be appropriate for the Fund or will be referred to the Fund. The Investment Manager and its affiliates are not obligated to refer any investment opportunity to the Fund.

The directors, partners, trustees, managers, members, officers and employees of the Investment Manager and its affiliates may buy and sell securities or other investments for their own accounts (including through funds managed by the Investment Manager or its affiliates). As a result of differing trading and investment strategies or constraints, investments may be made by directors, partners, trustees, managers, members, officers and employees that are the same, different from or made at different times than investments made for the Fund. To reduce the possibility that the Fund will be materially adversely affected by the personal trading described above, the Fund has adopted a code of ethics (the “Code of Ethics”) in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the portfolio transactions of the Fund. The Code of Ethics may be obtained by calling the SEC at 1-202-551-8090. The Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email at publicinfo@sec.gov.

The Fund may be considered an affiliate with respect to certain of its portfolio companies if certain investment funds, accounts or investment vehicles managed by the Investment Manager also hold interests in these portfolio companies, and as such, these interests may be considered a joint enterprise under the Investment Company Act. To the extent that the Fund’s interests in these portfolio companies may need to be restructured in the future or to the extent that the Fund chooses to exit certain of these transactions, its ability to do so will be limited.

The Investment Manager may from time to time have the opportunity to receive material, non-public information (“Confidential Information”) about the issuers of certain investments, including, without limitation, investments being considered for acquisition by the Fund or held in the Fund’s portfolio. The Investment Manager may (but is not required to) seek to avoid receipt of Confidential Information from issuers so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. The Investment Manager may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the Investment Manager intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Many of the Fund’s portfolio investments are expected to be loans and other securities that are not publicly traded and for which no market based price quotation is available. Pursuant to Rule 2a-5 the Board has approved the delegation of day-to-day responsibility for determining fair values in accordance with the Fund’s Valuation Procedures to the Investment Manager as Valuation Designee (the “Valuation Designee”). The participation of the investment professionals of the Investment Manager in the Fund’s valuation process could result in a conflict of interest as the Investment Management Fee is based on the value of the Fund’s assets. Investments in PIK and OID securities may provide certain additional benefits to the Investment Manager, including increased management fees resulting from the receipt of such PIK securities interest received on these investments increasing the size of the loan balance of underlying loans.

The professional staff of the Investment Manager will devote such time and effort in conducting activities on behalf of the Fund as the Investment Manager reasonably determines to be appropriate for its respective duties to the Fund. However, each of the Investment Manager’s staff is currently committed to and expects to be committed in the future to providing investment advisory services as well as other services to other clients (including other registered and unregistered pooled investment vehicles) and engaging in other business ventures in which the Fund has no interest. As a result of these separate business activities, the Investment Manager has actual or potential conflicts of interest in allocating management time, services and functions among the Fund and other business ventures or clients.

Multiple clients of the Investment Manager may hold or acquire positions directly or indirectly in the securities of the same companies. Such investments and transactions may raise potential conflicts of interest for the Investment Manager’s clients (including the Fund), particularly if different clients are invested in different classes or types of securities or investments of the same company. In this regard, actions may be taken by some clients, either at their own discretion or at the Investment Manager’s direction, that may be inconsistent, if not adverse to, other clients, including, but not limited to, interests in different parts of a company’s capital structure during a restructuring, bankruptcy or other insolvency proceeding or similar matter. When the Investment Manager has clients that are invested in different parts of a company’s capital structure, their interests may diverge in the case of financial distress. In a bankruptcy proceeding, one client’s interests may be subordinated or otherwise adversely affected due to another client’s involvement and actions relating to their investment. In addition, when one client is a creditor of a company in which another client holds more junior securities, actions may be taken, either at the client’s direction or in the Investment Manager’s discretion with respect to their rights as a creditor that may be adverse to the interests of other clients.

The Investment Manager may receive more compensation with respect to certain similarly managed accounts or funds than that received with respect to the Fund or may receive compensation based in part on the performance of those similar accounts or funds. This may create a potential conflict of interest for the Investment Manager or the respective portfolio managers by providing an incentive to favor these similar accounts or funds when, for example, placing securities transactions. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Investment Manager and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as an affiliate may have an incentive to allocate securities that are expected to increase in value to favored accounts or funds.

By acquiring securities of the Fund, each investor will be deemed to have acknowledged the existence of the above actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest, except as may otherwise be provided under provisions of applicable Federal securities law which cannot be waived or modified.

FUNDAMENTAL POLICIES

The Fund’s fundamental policies, which are listed below, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund. No other policy is a fundamental policy of the Fund, except as expressly stated. At the present time the shares are the only outstanding voting securities of the Fund. As defined by the Investment Company Act, the vote of a “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of the shareholders of the Fund, duly called, (i) of 67% or more of the shares represented at such meeting, if the holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) of more than 50% of the outstanding shares, whichever is less. Within the limits of the fundamental policies of the Fund, the management of the Fund has reserved freedom of action.

Fundamental Policies:

The Fund may:

(1)	borrow money and issue senior securities (as defined under the Investment Company Act), except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(2)	underwrite securities issued by other persons, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(3)	make loans, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(4)	purchase or sell commodities or real estate, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(5)	not concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

With respect to these investment restrictions and other policies described in this Prospectus or the SAI, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

In addition to the above, the Fund has adopted the following additional fundamental policies:

•	it will make quarterly repurchase offers for no less than for 5% and not more than 25% (except as permitted by Rule 23c-3 under the Investment Company Act (“Rule 23c-3”) of the shares outstanding at per-class NAV per share (measured on the repurchase request deadline) less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements;

•	each repurchase request deadline will be determined in accordance with Rule 23c-3, as may be amended from time to time. Currently, Rule 23c-3 requires the repurchase request deadline to be no less than 21 and no more than 42 days after the Fund sends a notification to shareholders of the repurchase offer; and

•	each repurchase pricing date will be determined in accordance with Rule 23c-3, as may be amended from time to time. Currently, Rule 23c-3 requires the repurchase pricing date to be no later than the 14th day after a repurchase request deadline, or the next business day if the 14th day is not a business day.

THE FUND MAY CHANGE ITS INVESTMENT OBJECTIVE, POLICIES, RESTRICTIONS, STRATEGIES, AND TECHNIQUES.

Except as otherwise indicated, the Fund may change its investment objectives and any of its policies, restrictions, strategies, and techniques without shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding shares.

OUTSTANDING SECURITIES*

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under
Class I Shares	Unlimited	$—	$[ ]

*	As of [ ].

ANTI-MONEY LAUNDERING

If the Fund, the Investment Manager or any governmental agency believes that the Fund has sold securities to, or is otherwise holding assets of, any person or entity that is acting, directly or indirectly, in violation of U.S., international or other anti-money laundering laws, rules, regulations, treaties or other restrictions, or on behalf of any suspected terrorist or terrorist organization, suspected drug trafficker, or senior foreign political figure(s) suspected of engaging in corruption, the Fund, the Investment Manager or such governmental agency may freeze the assets of such person or entity invested in the Fund (or, in the case of shareholders, suspend the repurchase of shares, and in the case of noteholders, suspend the redemption of the Notes). The Fund may also be required to, or deem it necessary or advisable to, remit or transfer those assets to a governmental agency, in some cases without prior notice to the investor.

CREDIT FACILITY AND SECURED PRIVATE NOTES

The Fund, or SPVs that are Subsidiaries of the Fund, may enter into one or more credit agreements or other similar agreements negotiated on market terms (each, a “Borrowing Transaction”) with one or more banks or other financial institutions which may or may not be affiliated with the Investment Manager (each, a “Financial Institution”) as chosen by the Investment Manager and approved by the Board. The Fund may borrow under a credit facility for a number of reasons, including without limitation, in connection with its investment activities, to make quarterly income distributions, to satisfy repurchase requests from shareholders, and to otherwise provide the Fund with temporary liquidity. To facilitate such Borrowing Transactions, the Fund may pledge its assets to the Financial Institution.

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently effective July 1, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $6,350,000,000. Under the Facility, the Fund has term loan in the amount of $1,365,000,000 (“Term Loan”) and may borrow up to $1,277,500,000 under the delayed-draw term loan (the “DDTL”), and an additional $3,707,500,000 on a revolving basis (the “Revolving Loan”). The Fund may request the Facility to be increased from time to time up to an aggregate amount of $9,000,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on April 23, 2030, 6th amendment DDTL, and Term Loan mature on April 8, 2030, and all other Term Loan matures on April 23, 2031. As of March 31, 2025, the Term Loan and Revolving Loan balance were $1,190,000,000 and $0, respectively. In addition, as of December 31, 2025, the Fund has issued (i) Series A Senior Secured Notes (the “Series A Notes”) in the aggregate principal amount of $900 million, maturing on March 28, 2027, (ii) Series B Senior Secured Notes (the “Series B Notes”) in the aggregate principal amount of $215 million, maturing July 19, 2025, (iii) Series C Senior Secured Notes (the “Series C Notes”) in the aggregate principal amount of $130 million, maturing July 19, 2026, (iv) Series D Senior Secured Notes (the “Series D Notes”) in the aggregate principal amount of $10 million, maturing July 19, 2026, (v) Series E Senior Secured Notes (the “Series E Notes”) in the aggregate principal amount of $130 million, maturing July 19, 2027, (vi) Series F Senior Secured Notes (the “Series F Notes”) in the aggregate principal amount of $160 million, maturing July 19, 2029, (vii) Series G Senior Secured Notes (the “Series G Notes”) in the aggregate principal amount of $40 million, maturing July 19, 2029, (viii) Series H Senior Secured Notes (the “Series H Notes”) in the aggregate principal amount of $34 million, maturing December 6, 2025, (ix) Series I Senior Secured Notes (the “Series I Notes”) in the aggregate principal amount of $105 million, maturing December 6, 2027, (x) Series J Senior Secured Notes (the “Series J Notes”), in the aggregate principal amount of $141 million, maturing December 6, 2029, (xi) Series K Senior Secured Notes (the “Series K Notes”) in the aggregate principal amount of $115.2 million, maturing August 4, 2026, (xii) Series L Senior Secured Notes (the “Series L Notes”) in the aggregate principal amount of $304.8 million, maturing August 4, 2028, (xiii) Series M Senior Secured Notes (the “Series M Notes”) in the aggregate principal amount of $114 million, maturing August 4, 2030, (xiv) Series N Senior Secured Notes (the “Series N Notes”) in the aggregate principal amount of $66 million, maturing August 4, 2033, (xv) Series O Senior Secured Notes (the “Series O Notes”) in the aggregate principal amount of $112 million, maturing January 20, 2027, (xvi) Series P Senior Secured Notes (the “Series P Notes”) in the aggregate principal amount of $224 million, maturing January 20, 2029, (xvii) Series Q Senior Secured Notes (the “Series Q Notes”) in the aggregate principal amount of $155 million, maturing January 20, 2031, (xviii) Series R Senior Secured Notes (the “Series R Notes”) in the aggregate principal amount of $224 million, maturing January 20, 2034, (xix) Series S Senior Secured Notes (the “Series S Notes”) in the aggregate principal amount of $45 million, maturing January 20, 2036, (xx) Series T Secured Notes (the “Series T Notes”) in the aggregate principal amount of $300 million, maturing April 12, 2029, (xxi) Series U Senior Secured Notes (the “Series U Notes”) in the aggregate principal amount of $268 million, maturing on August 15, 2027, (xxii) Series V Senior Secured Notes (the “Series V Notes”) in the aggregate principal amount of $486 million, maturing August 15, 2029, (xxiii) Series W Senior Secured Notes (the “Series W Notes”) in the aggregate principal amount of $328 million, maturing August 15, 2031, (xxiv) Series X Senior Secured Notes (the “Series X Notes”) in the aggregate principal amount of $93 million, maturing August 15, 2034, (xxv) Series Y Senior Secured Notes (the “Series Y Notes”) in the aggregate principal amount of $195 million, maturing August 15, 2036, (xxvi) Series Z Senior Secured Notes (the “Series Z Notes”) in the aggregate principal amount of $129 million, maturing January 15, 2028, (xxvii) Series AA Senior Secured Notes (the “Series AA Notes”) in the aggregate principal amount of $160.5 million, maturing March 14, 2030, (xxviii) Series BB Senior Secured Notes (the “Series BB Notes”) in the aggregate principal amount of $174.5 million, maturing March 14, 2032, (xxix) Series CC Senior Secured Notes (the “Series CC Notes”) in the aggregate principal amount of $91 million, maturing March 14, 2035, (xxx) Series DD Senior Secured Notes (the “Series DD Notes”) in the aggregate principal amount of $200 million, maturing January 15, 2037; (xxxi(xxxi) Series EE Senior Secured Notes (the “Series EE Notes”) in the aggregate principal amount of $150 million, maturing on July 2, 2028; (xxxii) Series FF Senior Secured Notes (the “Series FF Notes”) in the aggregate principal amount of $175 million, maturing on July 2, 2030; (xxxiii) Series GG Senior Secured Notes (the “Series GG Notes”) in the aggregate principal amount of $225 million, maturing on July 2, 2032; (xxxiv) Series HH Senior Secured Notes (the “Series HH Notes”) in the aggregate principal amount of $75 million, maturing on July 2, 2035; (xxxv) Series II Senior Secured Notes (the “Series II Notes”) in the aggregate principal amount of $85 million, maturing December 22, 2028; (xxxvi) Series JJ Senior Secured Notes (the “Series JJ Notes”) in the aggregate principal amount of $215 million, maturing December 22, 2030; (xxxvii) Series KK Senior Secured Notes (the “Series KK Notes”) in the aggregate principal amount of $60 million, maturing December 22, 2032; and (xxxviii) Series LL Senior Secured Notes (the “Series LL Notes; together with the Series A Notes, the Series B Notes, the Series C Notes, the Series D Notes, the Series E Notes, the Series F Notes, the Series G Notes, the Series H Notes, the Series I Notes, the Series J Notes, the Series K Notes, the Series L Notes, the Series M Notes, the Series N Notes, the Series O Notes, the Series P Notes, the Series Q Notes, the Series R Notes, the Series S Notes, the Series T Notes, the Series U Notes, the Series V Notes, the Series W Notes, the Series X Notes, the Series Y Notes, the Series Z Notes, the Series AA Notes, the Series BB Notes, the Series CC Notes, the Series DD Notes, the Series EE Notes, the Series FF Notes, the Series GG Notes, the Series HH Notes, the Series II Notes, the Series JJ Notes and the Series KK Notes, collectively, the “Private Notes”) in the aggregate principal amount of $140 million, maturing December 22, 2035, in each case, in a private placement to qualified institutional purchasers. The obligations of the Fund and each of the Guarantors under the Facility and the Private Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Facility and Private Notes, the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Private Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Private Note holders may declare the outstanding advances and all other obligations under the Facility and the Private Notes, respectively, immediately due and payable or incur a penalty rate of interest. The Facility and/or Private Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Private Notes. The obligations of the Fund and each of the Guarantors under the Facility and the Private Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors. For the year ended March 31, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $437,021,858, $500,000,000 and 7.35%, respectively. For the year ended March 31, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $307,315,068, $1,075,000,000 and 7.13%, respectively. In addition, the interest rate at period end on the Term Loans was 6.45%. The interest expense during the year ended March 31, 2025, was $87,516,195. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2025, commitment fees were $5,023,120. Unused commitment fees for the year ended March 31, 2025, were $1,305,812.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Private Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Private Notes is equal and ratable with the lien securing the Facility. The Facility and Private Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

CERTAIN MATERIAL UNITED STATES FEDERAL INCOME TAX CONSEQUENCES

INTRODUCTION

The following is a summary of certain United States federal income tax consequences of the purchase, ownership and disposition of the Notes. This summary deals only with Notes held as capital assets (within the meaning of Section 1221 of the Code) by persons who purchase the Notes for cash upon original issuance at their “issue price” (the first price at which a substantial amount of the Notes is sold for money to investors, excluding sales to bond houses, brokers or similar persons or organizations acting in the capacity of underwriter, placement agent or wholesaler).

As used herein, a “United States holder” means a beneficial owner of the Notes that is, for United States federal income tax purposes, any of the following:

●	an individual who is a citizen or resident of the United States;

●	a corporation that is created or organized under the laws of the United States, any state thereof or the District of Columbia;

●	an estate the income of which is subject to United States federal income taxation regardless of its source; or

●	a trust if it (i) is subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (ii) has a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

As used herein, a “non-United States holder” means a beneficial owner of the Notes (other than an entity or arrangement classified as a partnership for United States federal income tax purposes) that is not a United States holder.

If any entity or arrangement classified as a partnership for United States federal income tax purposes holds Notes, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. If you are a partnership or a partner in a partnership considering an investment in the Notes, you should consult your own tax advisors.

This summary does not represent a detailed description of the United States federal income tax consequences applicable to you if you are a person subject to special tax treatment under the United States federal income tax laws, including, without limitation:

●	a dealer or broker in securities or currencies;

●	a financial institution;

●	a regulated investment company;

●	a real estate investment trust;

●	a tax-exempt entity;

●	an insurance company;

●	a person holding the Notes as part of a hedging, integrated, conversion or constructive sale transaction or a straddle;

●	a trader in securities that has elected the mark-to-market method of accounting for your securities;

●	a person liable for alternative minimum tax;

●	a partnership or other pass-through entity (or an investor in such an entity);

●	a United States holder that holds Notes through a non-United States broker or other non-United States intermediary;

●	a United States holder whose “functional currency” is not the United States dollar;

●	a “controlled foreign corporation”;

●	a “passive foreign investment company”;

●	a person required to accelerate the recognition of any item of gross income with respect to the Notes as a result of such income being recognized on an applicable financial statement; or

●	a United States expatriate.

This summary is based on the Code, Treasury regulations, administrative rulings and judicial decisions as of the date hereof. Those authorities may be changed, possibly on a retroactive basis, so as to result in United States federal income tax consequences different from those summarized below. The Fund has not sought and will not seek any rulings from the Internal Revenue Service (“IRS”) regarding the matters discussed below. There can be no assurance that the IRS will not take positions concerning the tax consequences of the purchase, ownership or disposition of the Notes that are different from those discussed below.

In certain circumstances, the Fund may choose or be obligated to pay amounts with respect to the Notes in redemption of the Notes prior to their stated maturity (see “Description of the Notes— Optional Redemption”). The amount or timing of such payments may implicate the provisions of the Treasury Regulations relating to “contingent payment debt instruments.” Under the Treasury Regulations, the possibility that such a payment will be made will not affect the amount, timing or character of income recognized by a holder with respect to the Notes if, as of the date the Notes were issued, there is only a remote chance that such a payment will be made, the amount or timing of such payment is incidental, or certain other exceptions apply. Also, under the Treasury Regulations, if a debt instrument provides for alternative payment schedules applicable upon the occurrence of a contingency, if the timing and amount of the payments that comprise each payment schedule are known as of the issue date, and if one of such schedules is significantly more likely than not to apply, the yield and maturity of the debt instrument are determined by assuming that the payments will be made according to that payment schedule. The Fund intends to take the position that the contingencies associated with such payments on the Notes should not cause the Notes to be subject to the contingent payment debt instrument rules. The Fund’s determination is binding on a holder unless such holder discloses its contrary position in the manner required by the Treasury Regulations. The Fund’s determination is not, however, binding on the IRS, and if the IRS were to successfully challenge this determination, you might be required to accrue interest income at a higher rate than the stated interest rate on the Notes, and to treat as ordinary income any gain realized on the taxable disposition of a Note. The remainder of this discussion assumes that the Notes will not be treated as contingent payment debt instruments. You are urged to consult your own tax advisors regarding the potential application to the Notes of the contingent payment debt instrument rules and the consequences thereof.

This summary does not represent a detailed description of the United States federal income tax consequences to you in light of your particular circumstances, and does not address any United States federal taxes other than income taxes (such as estate and gift taxes), the Medicare tax on certain investment income or any state, local or non-United States tax laws. It is not intended to be, and should not be construed to be, legal or tax advice to any particular purchaser of Notes. The Fund expects, and this summary assumes, that the Notes will be issued with less than a de minimis amount of original issue discount.

If you are considering the purchase of Notes, you should consult your own tax advisors concerning the particular United States federal income tax consequences to you of the purchase, ownership and disposition of the Notes, as well as the consequences to you arising under other United States federal tax laws and the laws of any other taxing jurisdiction.

Certain Tax Consequences to United States Holders

The following is a summary of certain United States federal income tax consequences that will apply to United States holders of the Notes.

Stated Interest. Stated interest on the Notes generally will be taxable to you as ordinary income at the time it is received or accrued, depending on your method of accounting for United States federal income tax purposes.

Sale, Exchange, Retirement, Redemption or Other Taxable Disposition of Notes. Upon the sale, exchange, retirement, redemption or other taxable disposition of a Note, you generally will recognize gain or loss equal to the difference, if any, between the amount realized upon the sale, exchange, retirement, redemption or other taxable disposition (less any amount attributable to accrued and unpaid stated interest, which will be treated in the manner described above) and the adjusted tax basis of the Note. Your adjusted tax basis in a Note will, in general, be your cost for that Note. Any gain or loss will generally be capital gain or loss and will generally be long-term capital gain or loss if you have held the Note for more than one year. Long-term capital gains of non-corporate United States holders (including individuals) are eligible for reduced rates of taxation. The deductibility of capital losses is subject to limitations.

In certain circumstances, United States Treasury regulations require losses in excess of a threshold amount to be reported to the IRS. United States holders should consult their tax advisors to determine any reporting obligations they may have with respect to the sale, exchange, retirement, redemption or other taxable disposition of a Note.

Certain Tax Consequences to Non-United States Holders

The following is a summary of certain United States federal income tax consequences that will apply to non-United States holders of the Notes.

United States Federal Withholding Tax. Subject to the discussions of backup withholding and FATCA below, United States federal withholding tax will not apply to any payment of interest on the Notes under the “portfolio interest rule,” provided that:

●	interest paid on the Notes is not effectively connected with your conduct of a trade or business in the United States;

●	you do not actually or constructively own 10% or more of the total combined voting power of all classes of the Fund’s voting stock within the meaning of the Code and applicable United States Treasury regulations;

●	you are not a controlled foreign corporation that is actually or constructively related to the Fund through stock ownership;

●	you are not a bank whose receipt of interest on the Notes is described in Section 881(c)(3)(A) of the Code; and

●	either (1) you provide your name and address on an applicable IRS Form W-8, and certify, under penalties of perjury, that you are not a United States person as defined under the Code or (2) you hold your Notes through certain foreign intermediaries and satisfy the certification requirements of applicable United States Treasury regulations. Special certification rules apply to non-United States holders that are pass-through entities rather than corporations or individuals.

If you cannot satisfy the requirements described above, payments of interest made to you will be subject to a 30% United States federal withholding tax, unless you provide the applicable withholding agent with a properly executed:

●	IRS Form W-8BEN or Form W-8BEN-E (or other applicable form) certifying an exemption from or reduction in withholding under the benefit of an applicable income tax treaty; or

●	IRS Form W-8ECI (or other applicable form) certifying that interest paid on the Notes is not subject to withholding tax because it is effectively connected with your conduct of a trade or business in the United States (as discussed below under “— United States Federal Income Tax”).

The 30% United States federal withholding tax generally will not apply to any payment of principal or gain that you realize on the sale, exchange, retirement, redemption or other taxable disposition of a Note.

United States Federal Income Tax. If you are engaged in a trade or business in the United States and interest on the Notes is effectively connected with the conduct of that trade or business (and, if required by an applicable income tax treaty, is attributable to a United States permanent establishment), then you will be subject to United States federal income tax on that interest on a net income basis in generally the same manner as if you were a United States person as defined under the Code (although you will be exempt from the 30% withholding tax described above, provided the certification requirements discussed above in “— United States Federal Withholding Tax” are satisfied). In addition, if you are a foreign corporation, you may be subject to a branch profits tax equal to 30% (or a lower applicable income tax treaty rate) of your effectively connected earnings and profits, subject to adjustments.

Subject to the discussion of backup withholding below, any gain realized on the sale or other taxable disposition of a Note generally will not be subject to United States federal income tax unless:

●	the gain is effectively connected with your conduct of a trade or business in the United States (and, if required by an applicable income tax treaty, is attributable to a United States permanent establishment), in which case such gain will be subject to United States federal income tax (and possibly branch profits tax) in generally the same manner as effectively connected interest is taxed; or

●	you are an individual who is present in the United States for 183 days or more in the taxable year of that disposition, and certain other conditions are met, in which case, unless an applicable income tax treaty provides otherwise, you will be subject to a flat 30% United States federal income tax on the gain derived from the sale or other taxable disposition, which may be offset by certain United States-source capital losses.

Information Reporting and Backup Withholding

United States Holders. In general, information reporting requirements will apply to payments of stated interest on the Notes and the proceeds of the sale or other taxable disposition (including a retirement or redemption) of a Note paid to you (unless you establish that you are an exempt recipient such as a corporation). Backup withholding may apply to any payments described in the preceding sentence if you fail to provide a correct taxpayer identification number and a certification that you are not subject to backup withholding.

Backup withholding is not an additional tax and any amounts withheld under the backup withholding rules may be allowed as a refund or a credit against your United States federal income tax liability provided the required information is timely furnished to the IRS.

Non-United States Holders. Generally, the amount of interest paid to you and the amount of tax, if any, withheld with respect to those payments will be reported to the IRS. Copies of the information returns reporting such interest payments and any withholding may also be made available to the tax authorities in the country in which you reside under the provisions of an applicable income tax treaty.

In general, you will not be subject to backup withholding with respect to payments of interest on the Notes that the Fund makes to you, provided that the applicable withholding agent does not have actual knowledge or reason to know that you are a United States person as defined under the Code, and such withholding agent has received from you the required certification that you are a non-United States holder described above in the fifth bullet point under “— Certain Tax Consequences to Non-United States Holders — United States Federal Withholding Tax.”

Information reporting and, depending on the circumstances, backup withholding will apply to the proceeds of a sale or other taxable disposition (including a retirement or redemption) of Notes within the United States or conducted through certain United States-related financial intermediaries, unless you certify to the payor under penalties of perjury that you are a non-United States holder (and the payor does not have actual knowledge or reason to know that you are a United States person as defined under the Code), or you otherwise establish an exemption.

Backup withholding is not an additional tax and any amounts withheld under the backup withholding rules may be allowed as a refund or a credit against your United States federal income tax liability provided the required information is timely furnished to the IRS.

Foreign Account Tax Compliance Act

Under Sections 1471 through 1474 of the Code (such Sections commonly referred to as “FATCA”), a 30% United States federal withholding tax may apply to any interest paid on the Notes to (i) a “foreign financial institution” (as specifically defined in the Code and whether such foreign financial institution is the beneficial owner or an intermediary) which does not provide sufficient documentation, typically on IRS Form W-8BEN-E, evidencing either (x) an exemption from FATCA, or (y) its compliance (or deemed compliance) with FATCA (which may alternatively be in the form of compliance with an intergovernmental agreement with the United States) in a manner which avoids withholding, or (ii) a “non-financial foreign entity” (as specifically defined in the Code and whether such non-financial foreign entity is the beneficial owner or an intermediary) which does not provide sufficient documentation, typically on IRS Form W-8BEN-E, evidencing either (x) an exemption from FATCA, or (y) adequate information regarding certain substantial United States beneficial owners of such entity (if any). If an interest payment is both subject to withholding under FATCA and subject to the withholding tax discussed above under “— Certain Tax Consequences to Non-United States Holders — United States Federal Withholding Tax,” an applicable withholding agent may credit the withholding under FATCA against, and therefore reduce, such other withholding tax. While withholding under FATCA would also have applied to payments of gross proceeds from the sale or other taxable disposition of the Notes, proposed Treasury regulations (upon which taxpayers may rely until final regulations are issued) eliminate FATCA withholding on payments of gross proceeds entirely. You should consult your own tax advisors regarding these rules and whether they may be relevant to your purchase, ownership and disposition of the Notes.

Taxation of the Fund

The below is a summary of certain U.S. federal income tax considerations relevant under current law, which is subject to change. Except where otherwise specifically indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your own tax adviser regarding tax considerations relevant to your specific situation, including federal, state, local and non-U.S. taxes.

The Fund has elected to be treated as a RIC under U.S. federal income tax law and intends to continue to qualify as such. As a RIC, the Fund will generally not be subject to U.S. federal corporate income taxes, provided that it distributes out to shareholders its net income and gain each year. To qualify for treatment as a RIC, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships. It should be noted that to the extent the Fund earns any fees from the origination of loans, such fee income will generally not be included as income that satisfies the 90% test described in the preceding sentence.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other RICs), (2) two or more issuers (other than securities of other RICs) that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with this distribution requirement. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a RIC. If for any taxable year the Fund were not to qualify as a RIC, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on RICs that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

DESCRIPTION OF NOTES

The following is a description of the terms of the Notes.

The Fund will issue the Notes under the base indenture between the Fund and [ ], as Indenture Trustee, dated as of [ ], as supplemented by a separate supplemental indenture between the Fund and the Indenture Trustee, to be dated as of the settlement date of the Notes. As used in this section, all references to the indenture mean the base indenture as supplemented by the separate supplemental indenture. The terms of the Notes include those expressly set forth in the indenture and those made part of the indenture by reference to the Trust Indenture Act of 1939, as amended.

The following description is a summary of the material provisions of the Notes and the indenture and does not purport to be complete. This summary is subject to and is qualified by reference to all the provisions of the Notes and the indenture, including the definitions of certain terms used in the indenture. The Fund urges you to read these documents because they, and not this description, define your rights as a holder of the Notes. You may request a copy of the indenture from the Fund by making a written request to [NAME], [ADDRESS] or by calling toll-free at [ ]. In addition, the SEC maintains a website at www.sec.gov that contains information the Fund files with the SEC, including the indenture.

For purposes of this description, references to “we,” “the Fund,” “our” and “us” refer only to the Fund and not to any of its current or future subsidiaries and references to “subsidiaries” refer only to the Fund’s Subsidiaries and exclude any investments held by the Fund in the ordinary course of business which are not, under United States generally accepted accounting principles (“GAAP”), consolidated on the financial statements of the Fund and its Subsidiaries.

General

The Notes:

●	will be the Fund’s direct, general, unsecured obligations;

●	will initially be issued in an aggregate principal amount of $[ ];

●	will mature on [ ], unless earlier redeemed or repurchased, as discussed below;

●	will bear cash interest from [ ], at an annual rate of [ ]% payable semiannually in arrears on [ ] and [ ] of each year, beginning on [ ];

●	will be subject to redemption at the Fund’s option as described in this Prospectus under the caption “— Optional Redemption;”

●	will be issued in denominations of $[ ] and integral multiples of $[ ] thereof; and

●	will be represented by one or more registered Notes in global form, but in certain limited circumstances may be represented by Notes in definitive form. See “— Book-Entry, Settlement and Clearance” in this Prospectus.

The indenture does not limit the amount of debt that may be issued by the Fund or its Subsidiaries under the indenture or otherwise. The indenture does not contain any financial covenants and does not restrict the Fund from paying dividends or distributions or issuing or repurchasing our other securities. Other than restrictions described under “— Covenants — Merger, Consolidation or Sale of Assets” in this Prospectus, the indenture does not contain any covenants or other provisions designed to afford holders of the Notes protection in the event of a highly leveraged transaction involving the Fund or in the event of a decline in the Fund’s credit rating as the result of a takeover, recapitalization, highly leveraged transaction or similar restructuring involving the Fund that could adversely affect such holders.

The Fund may, without the consent of the holders, issue additional Notes under the indenture with the same terms (except for the issue date, public offering price, and, if applicable, the initial interest payment date) as the Notes offered hereby in an unlimited aggregate principal amount; provided that, if such additional Notes are not fungible with the Notes offered hereby (or any other tranche of additional Notes) for U.S. federal income tax purposes, then such additional Notes will have different CUSIP numbers from the Notes offered hereby (and any such other tranche of additional Notes).

The Fund does not intend to list the Notes on any securities exchange or any automated dealer quotation system.

Payments on the Notes; Paying Agent and Registrar; Transfer and Exchange

The Fund will pay the principal of, and interest on, the Notes in global form registered in the name of or held by DTC or its nominee in immediately available funds to DTC or its nominee, as the case may be, as the registered holder of such Global Note (as defined below).

Payment of principal of (and premium, if any) and any such interest on the Notes will be made at the corporate trust office of the Indenture Trustee in such coin or currency of the United States of America as at the time of payment is legal tender for payment of public and private debts; provided, however, that at the Fund’s option, payment of interest may be made by check mailed to the address of the person entitled thereto as such address will appear in the security register.

A holder of Notes may transfer or exchange Notes at the office of the registrar in accordance with the indenture. The registrar and the Indenture Trustee may require a holder, among other things, to furnish appropriate endorsements and transfer documents. No service charge will be imposed by the Fund, the Indenture Trustee or the registrar for any registration of transfer or exchange of Notes, but the Fund may require a holder to pay a sum sufficient to cover any transfer tax or other similar governmental charge required by law or permitted by the indenture.

The registered holder of a Note will be treated as its owner for all purposes.

Interest

The Notes will bear cash interest at a rate of [ ]% per year until maturity. Interest on the Notes will accrue from [ ]. Interest on the Notes will be payable semi-annually in arrears on [ ] and [ ] of each year, beginning on [ ].

Interest will be paid to the person in whose name a Note is registered at 5:00 p.m. New York City time, or the close of business, on [ ] or [ ], as the case may be, immediately preceding the relevant interest payment date. Interest on the Notes will be computed on the basis of a 360-day year composed of twelve 30-day months.

If any interest payment date, redemption date, the maturity date of a Note falls on a day that is not a Business Day, the required payment will be made on the next succeeding Business Day and no interest on such payment will accrue in respect of the delay.

Ranking

The Notes will be the Fund’s general unsecured obligations that rank:

●	senior in right of payment to all of the Fund’s future indebtedness or other obligations that are expressly subordinated, or junior, in right of payment to the Notes;

●	pari passu, or equal, in right of payment with all of the Fund’s existing and future indebtedness or other obligations that are not so subordinated, or junior;

●	effectively subordinated, or junior, to all of the Fund’s existing and future secured indebtedness or other obligations to the extent of the value of the assets securing such indebtedness;

●	structurally subordinated, or junior, to all existing and future indebtedness and other obligations (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.

As of December 31, 2025, the Fund’s total consolidated indebtedness, at par value, was approximately $10.54 billion, all of which was secured. See “CREDIT FACILITY AND SECURED PRIVATE NOTES.”

In the event of the Fund’s bankruptcy, liquidation, reorganization or other winding up, the Fund’s assets that secure secured debt will be available to pay obligations on the Notes only after all indebtedness under such secured debt has been repaid in full from such assets. The Fund advises you that there may not be sufficient assets remaining to pay amounts due on any or all the Notes then outstanding.

Optional Redemption

The Fund may redeem the Notes at its option, in whole or in part, at any time and from time to time, at a redemption price (expressed as a percentage of principal amount and rounded to three decimal places) equal to the greater of:

●	the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date (assuming the notes matured on the Par Call Date) on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the applicable Treasury Rate plus [30] basis points less (b) interest accrued to the date of redemption, or

●	100% of the principal amount of the Notes to be redeemed,

plus, in either case accrued and unpaid interest thereon to the redemption date of the Notes.

Notwithstanding the foregoing, at any time on or after the Par Call Date the Fund may redeem some or all of the Notes at any time, or from time to time, at a redemption price equal to 100% of the principal amount of the Notes to be redeemed plus, in each case, accrued and unpaid interest, if any, to, but excluding, the redemption date.

[Notwithstanding the foregoing, the Fund may redeem the Notes, in whole or in part, at its option, in order to facilitate compliance with the asset coverage requirements applicable under the Investment Company Act. Specifically:]

●	[if the Fund’s asset coverage is greater than 3.00 to 1.00 but less than or equal to 3.25 to 1.00 for any five (5) Business Days in any ten (10) Business Day period, the Fund may redeem all or a portion of the Notes at a redemption price equal to 102% of the principal amount of the Notes so redeemed; provided, that the amount of Notes redeemed pursuant to this paragraph shall not exceed an amount that would result in asset coverage of greater than 3.40 to 1.00 after giving pro forma effect to such redemption; and]

●	[if the Fund determines that a redemption of Notes is necessary or advisable in order to restore compliance with the applicable asset coverage requirements under the Investment Company Act, the Fund may redeem all or a portion of the Notes at a redemption price equal to 101% of the principal amount of the Notes redeemed, in an amount necessary for the Fund to regain compliance with such asset coverage requirements; provided that the amount of Notes redeemed pursuant to this paragraph shall not exceed an amount that would result in asset coverage of greater than 3.40 to 1.00 after giving pro forma effect to such redemption.]

If the Fund chooses to redeem any Notes, it will deliver a notice of redemption to holders of the Notes to be redeemed not less than [10] nor more than [60] days before the redemption date. [Any such notice will state the redemption price applicable to the Notes to be redeemed and whether the redemption is being effected pursuant to the Fund’s general optional redemption provisions or the asset coverage-driven optional redemption provisions described above.] If the Fund is redeeming less than all of the Notes, the particular Notes to be redeemed will be selected in accordance with the applicable procedures of the Indenture Trustee and, so long as the Notes are registered to DTC or its nominee, the DTC; provided, however, that no such partial redemption will reduce the portion of the principal amount of a Note not redeemed to less than $[2,000]. Unless the Fund defaults in payment of the redemption price, on and after the redemption date, interest will cease to accrue on the Notes or portions of the Notes called for redemption.

For purposes of calculating the redemption price in connection with the redemption of the Notes, on any redemption date, the following terms have the meanings set forth below:

“Par Call Date” means [ ] (6 months prior to the maturity date).

“Treasury Rate” means, with respect to any redemption date of the Notes, [the rate per annum equal to the semi-annual equivalent yield-to-maturity of the Comparable Treasury Issue (as defined in the indenture) (computed as of the third business day immediately preceding the redemption), assuming a price for the Comparable Treasury Issue (as defined in the indenture) (expressed as a percentage of its principal amount) equal to the Comparable Treasury Price for such redemption date. The redemption price and the Treasury Rate will be determined by the Fund.]

The Fund’s actions and determinations in determining the redemption price of any of the Notes shall be conclusive and binding for all purposes, absent manifest error.

The Fund may exercise its optional redemption rights, including prior to the Par Call Date, in order to facilitate compliance with the asset coverage requirements applicable to senior securities under the Investment Company Act.

Covenants

In addition to the covenants described in the base indenture, the following covenants will apply to the Notes.

Merger, Consolidation or Sale of Assets

The indenture will provide that the Fund will not merge or consolidate with or into any other person (other than a merger of a wholly owned Subsidiary into the Fund), or sell, transfer, lease, convey or otherwise dispose of all or substantially all the Fund’s property (provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of the Fund or its controlled Subsidiaries will not be deemed to be any such sale, transfer, lease, conveyance or disposition) in any one transaction or series of related transactions unless:

●	the Fund is the surviving person (the “Surviving Person”), or the Surviving Person (if other than the Fund) formed by such merger or consolidation or to which such sale, transfer, lease, conveyance or disposition is made will be a statutory trust, corporation or limited liability company organized and existing under the laws of the United States or any state or territory thereof;

●	the Surviving Person (if other than the Fund) expressly assumes, by supplemental indenture in form reasonably satisfactory to the Indenture Trustee, executed and delivered to the Indenture Trustee by such Surviving Person, the due and punctual payment of the principal of, and premium, if any, and interest on, all the Notes outstanding, and the due and punctual performance and observance of all the covenants and conditions of the indenture to be performed by the Fund;

●	immediately before and immediately after giving effect to such transaction or series of related transactions, no default or event of default will have occurred and be continuing; and

●	the Fund will deliver, or cause to be delivered, to the Indenture Trustee, an officers’ certificate and an opinion of counsel, each stating that such transaction and the supplemental indenture, if any, in respect thereto, comply with this covenant and that all conditions precedent in the indenture relating to such transaction have been complied with.

For the purposes of this covenant, the sale, transfer, lease, conveyance or other disposition of all the property of one or more of the Fund’s Subsidiaries, which property, if held by the Fund instead of such Subsidiaries, would constitute all or substantially all of the Fund’s property on a consolidated basis, will be deemed to be the transfer of all or substantially all of the Fund’s property.

Although there is a limited body of case law interpreting the phrase “substantially all,” there is no precise established definition of the phrase under applicable law. Accordingly, in certain circumstances there may be a degree of uncertainty as to whether a particular transaction would involve “all or substantially all” of the properties or assets of a person. As a result, it may be unclear as to whether the merger, consolidation or sale of assets covenant would apply to a particular transaction as described above absent a decision by a court of competent jurisdiction.

An assumption by any person of obligations under the Notes and the indenture might be deemed for U.S. federal income tax purposes to be an exchange of the Notes for new Notes by the holders thereof, resulting in recognition of gain or loss for such purposes and possibly other adverse tax consequences to the holders. Holders should consult their own tax advisors regarding the tax consequences of such an assumption.

Events of Default

Each of the following will be an event of default for the Notes:

1)	default in the payment of any interest upon any Note when due and payable and the default continues for a period of [30 days];

2)	default in the payment of the principal of (or premium, if any, on) any Note when it becomes due and payable at its maturity including upon any redemption date or required repurchase date;

3)	default by the Fund in the performance, or breach, of any covenant or agreement in the indenture or the Notes (other than a covenant or agreement a default in whose performance or whose breach is elsewhere in the indenture specifically dealt with), and continuance of such default or breach for a period of [60 consecutive days] after there has been given, by registered or certified mail, to the Fund by the Indenture Trustee or to the Fund and the Indenture Trustee by the holders of at least 25% in principal amount of the Notes a written notice specifying such default or breach and requiring it to be remedied and stating that such notice is a “Notice of Default” under the indenture;

4)	default by the Fund or any of its significant subsidiaries, as defined in Article 1, Rule 1-02 of Regulation S-X promulgated under the Exchange Act (but excluding any subsidiary which is (a) a non-recourse or limited recourse subsidiary, (b) a bankruptcy remote special purpose vehicle or (c) is not consolidated with the Fund for purposes of GAAP), with respect to any mortgage, agreement or other instrument under which there may be outstanding, or by which there may be secured or evidenced, any indebtedness for money borrowed in excess of $[100 million] in the aggregate of the Fund and/or any such significant subsidiary, whether such indebtedness now exists or will hereafter be created (i) resulting in such indebtedness becoming or being declared due and payable or (ii) constituting a failure to pay the principal or interest of any such debt when due and payable at its stated maturity, upon required repurchase, upon declaration of acceleration or otherwise, unless, in either case, such indebtedness is discharged, or such acceleration is rescinded, stayed or annulled, within a period of [30 calendar days] after written notice of such failure is given to the Fund by the Indenture Trustee or to the Fund and the Indenture Trustee by the holders of at least 25% in aggregate principal amount of the Notes then outstanding;

5)	pursuant to Section 18(a)(1)(C)(ii) of the Investment Company Act, on the last Business Day of each of 24 consecutive calendar months, any class of securities must have an asset coverage (as such term is used in the Investment Company and the rules and regulations promulgated thereunder) of less than 100%; or

6)	certain events of bankruptcy, insolvency, or reorganization involving the Fund occur and remain undischarged or unstayed for a period of [60 days].

If an event of default occurs and is continuing, then and in every such case (other than an event of default specified in item (6) above) the Indenture Trustee or the holders of at least 25% in principal amount of the Notes may declare the entire principal amount of the outstanding Notes to be due and payable immediately, by a notice in writing to the Fund (and to the Indenture Trustee if given by the holders), and upon any such declaration such principal or specified portion thereof will become immediately due and payable. Notwithstanding the foregoing, in the case of the events of bankruptcy, insolvency or reorganization described in item (6) above, 100% of the principal of and accrued and unpaid interest on the Notes will automatically become due and payable.

At any time after a declaration of acceleration with respect to the Notes has been made and before a judgment or decree for payment of the money due has been obtained by the Indenture Trustee, the holders of a majority in principal amount of the outstanding Notes, by written notice to the Fund and the Indenture Trustee, may rescind and annul such declaration and its consequences if (i) the Fund has paid or deposited with the Indenture Trustee a sum sufficient to pay all overdue installments of interest, if any, on all outstanding Notes, the principal of (and premium, if any, on) all outstanding Notes that have become due otherwise than by such declaration of acceleration and interest thereon at the rate or rates borne by or provided for in such Notes, to the extent that payment of such interest is lawful interest upon overdue installments of interest at the rate or rates borne by or provided for in such Notes, and all sums paid or advanced by the Indenture Trustee and the reasonable compensation, expenses, disbursements and advances of the trustee, its agents and counsel, and (ii) all events of default with respect to the Notes, other than the nonpayment of the principal of (or premium, if any, on) or interest on such Notes that have become due solely by such declaration of acceleration, have been cured or waived. No such rescission will affect any subsequent default or impair any right consequent thereon.

No holder of Notes will have any right to institute any proceeding, judicial or otherwise, with respect to the indenture, or for the appointment of a receiver or trustee, or for any other remedy under the indenture, unless:

i.	such holder has previously given written notice to the Indenture Trustee of a continuing event of default with respect to the Notes;

ii.	the holders of not less than 25% in principal amount of the outstanding Notes have made written request to the Indenture Trustee to institute proceedings in respect of such event of default;

iii.	such holder or holders have offered to the Indenture Trustee indemnity, security, or both, satisfactory to the Indenture Trustee, against the costs, expenses and liabilities to be incurred in compliance with such request;

iv.	the Indenture Trustee for [60 days] after its receipt of such notice, request and offer of indemnity has failed to institute any such proceeding; and

v.	no direction inconsistent with such written request has been given to the Indenture Trustee during such [60-day] period by the holders of a majority in principal amount of the outstanding Notes.

Notwithstanding any other provision in the indenture, the holder of any Note will have the right, which is absolute and unconditional, to receive payment of the principal of (and premium, if any, on) and interest, if any, on such Note on the stated maturity or maturity expressed in such Note (or, in the case of redemption, on the redemption date or, in the case of repayment at the option of the holders, on the repayment date) and to institute suit for the enforcement of any such payment, and such rights will not be impaired without the consent of such holder.

The Indenture Trustee will be under no obligation to exercise any of the rights or powers vested in it by the indenture at the request or direction of any of the holders of the Notes unless such holders have offered to the Indenture Trustee security or indemnity satisfactory to the Indenture Trustee against the costs, expenses and liabilities which might be incurred by it in compliance with such request or direction. Subject to the foregoing, the holders of a majority in principal amount of the outstanding Notes will have the right to direct the time, method and place of conducting any proceeding for any remedy available to the trustee or exercising any trust or power conferred on the Indenture Trustee with respect to the Notes, provided that (i) such direction may not be in conflict with any rule of law or with the indenture, (ii) the Indenture Trustee may take any other action deemed proper by the Indenture Trustee that is not inconsistent with such direction and (iii) the Indenture Trustee need not take any action that it determines in good faith may involve it in personal liability or be unjustly prejudicial to the holders of Notes not consenting.

The holders of not less than a majority in principal amount of the outstanding Notes may on behalf of the holders of all of the Notes waive any past default under the indenture with respect to the Notes and its consequences, except a default (i) in the payment of (or premium, if any, on) or interest, if any, on any Note, or (ii) in respect of a covenant or provision of the indenture which cannot be modified or amended without the consent of the holder of each outstanding Note affected. Upon any such waiver, such default will cease to exist, and any event of default arising therefrom will be deemed to have been cured, for every purpose, but no such waiver may extend to any subsequent or other default or event of default or impair any right consequent thereto.

The Fund is required to deliver to the Indenture Trustee, within [120 days] after the end of each fiscal year, an officers’ certificate as to the knowledge of the signers whether the Fund is in default in the performance of any of the terms, provisions or conditions of the indenture.

Within [90 days] after the occurrence of any default under the indenture with respect to the Notes, the Indenture Trustee must transmit notice of such default known to the Indenture Trustee, unless such default has been cured or waived; provided, however, that, except in the case of a default in the payment of the principal of (or premium, if any, on) or interest, if any, on any Note, the Indenture Trustee will be protected in withholding such notice if and so long as the board of directors, the executive committee or a trust committee of directors of the Indenture Trustee in good faith determines that withholding of such notice is in the interest of the holders of the Notes.

Meetings of Noteholders

The indenture contains provisions relating to meetings of holders of the Notes, voting rights, conduct and adjournment of meetings, quorums, and actions that can be taken at such meetings.

Satisfaction and Discharge

The Fund may satisfy and discharge its obligations under the indenture by delivering to the registrar for cancellation all outstanding Notes or by depositing with the Indenture Trustee or delivering to the holders, as applicable, after the Notes have become due and payable, or otherwise, moneys sufficient to pay all of the outstanding Notes and paying all other sums payable under the indenture by the Fund. Such discharge is subject to terms contained in the indenture.

Defeasance

In addition, the Notes are subject to defeasance and covenant defeasance, in each case, in accordance with the terms of the indenture.

Covenant Defeasance

If certain conditions are satisfied, the Fund can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the Notes were issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your Notes. In order to achieve covenant defeasance, the Fund must do the following:

●	deposit in trust for the benefit of all holders of the Notes a combination of money and United States government or United States government agency notes or bonds that will generate enough cash, in the opinion of a nationally recognized investment bank, appraisal firm or firm of independent public accountants, to make interest, principal and any other payments on the Notes on their various due dates;

●	deliver to the Indenture Trustee a legal opinion of the Fund’s counsel confirming that, under current U.S. federal income tax law, the Fund may make the above deposit without causing holders of the Notes to recognize income, gain, or loss for U.S. federal income tax purposes as a result of such covenant defeasance or to be taxed on the Notes any differently than if such covenant defeasance had not occurred; and

●	deliver to the Indenture Trustee a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If the Fund accomplishes covenant defeasance, you can still look to the Fund for repayment of the Notes if there is a shortfall in the trust deposit or the Indenture Trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as the Fund’s bankruptcy) and the Notes became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Legal Defeasance

If there is a change in U.S. federal income tax law, as described below, the Fund can legally release itself from all payment and other obligations on the Notes (called “defeasance” or “legal defeasance”) if the Fund puts in place the following other arrangements for you to be repaid:

●	The Fund must deposit in trust for the benefit of all holders of the Notes a combination of money and United States government or United States government agency notes or bonds that will generate enough cash, in the opinion of a nationally recognized investment bank, appraisal firm or firm of independent public accountants, to make interest, principal and any other payments on the Notes on their various due dates.

●	The Fund must deliver to the Indenture Trustee a legal opinion of the Fund’s counsel confirming that (i) the Fund has received from, or there has been published by, the Internal Revenue Service a ruling, or (ii) there has been a change in the applicable U.S. federal income tax law, that in either case allows the Fund to make the above deposit without causing holders of the Notes to recognize income, gain, or loss for U.S. federal income tax purposes as a result of such defeasance or to be taxed on the Notes any differently than if the Fund did not make the deposit and repaid the Notes at maturity. Under current U.S. federal income tax law, the deposit and the Fund’s legal release from the Notes would be treated as though the Fund paid you your share of the cash and notes or bonds that were deposited in trust in exchange for your Notes and you would recognize gain or loss on the Notes at the time of the deposit.

●	The Fund must deliver to the Indenture Trustee a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If the Fund ever accomplishes legal defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the Notes. You could not look to the Fund for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of the Fund’s lenders and other creditors if the Fund ever became bankrupt or insolvent.

Indenture Trustee

[ ] is the trustee, registrar and paying agent under the indenture. [ ], in each of its capacities, including without limitation as trustee, registrar and paying agent, assumes no responsibility for the accuracy or completeness of the information concerning the Fund or the Fund’s affiliates or any other party contained in this document or the related documents or for any failure by the Fund or any other party to disclose events that may have occurred and may affect the significance or accuracy of such information, or for any information provided to the Indenture Trustee by the Fund, including but not limited to settlement amounts and any other information. [ ]’s address is [ ].

The Fund may maintain banking relationships in the ordinary course of business with the trustee and its affiliates.

Governing Law

The indenture provides that it and the Notes will be governed by and construed in accordance with the laws of the [State of New York / Delaware], without regard to principles of conflicts of laws that would cause the application of laws of another jurisdiction.

Book-Entry, Settlement and Clearance

Global Notes

The Notes will be initially issued in the form of one or more registered Notes in global form, without interest coupons (the “Global Notes”). Upon issuance, each of the Global Notes will be deposited with the Indenture Trustee as custodian for DTC and registered in the name of Cede & Co., as nominee of DTC.

Ownership of beneficial interests in a Global Note will be limited to persons who have accounts with DTC or DTC participants (including, if applicable, those of Euroclear and Clearstream). The Fund expects that under procedures established by DTC:

●	upon deposit of a Global Note with DTC (or Euroclear or Clearstream, as applicable), DTC (or Euroclear or Clearstream, as applicable) will credit portions of the principal amount of the Global Note to the accounts of the DTC participants designated by the underwriters; and

●	ownership of beneficial interests in a Global Note will be shown on, and transfer of ownership of those interests will be effected only through, records maintained by DTC (with respect to interests of DTC participants, or Euroclear or Clearstream, with respect to Euroclear or Clearstream participants) and the records of DTC, Euroclear or Clearstream participants (with respect to other owners of beneficial interests in the Global Note).

Beneficial interests in Global Notes may not be exchanged for Notes in physical, certificated form except in the limited circumstances described below.

Book-Entry Procedures for Global Notes

All interests in the Global Notes will be subject to the operations and procedures of DTC. The Fund provides the following summary of those operations and procedures solely for the convenience of investors. The operations and procedures of DTC are controlled by that settlement system and may be changed at any time. Neither the Fund nor the underwriters are responsible for those operations or procedures.

DTC has advised the Fund that it is:

●	a limited purpose trust company organized under the laws of the State of New York;

●	a “banking organization” within the meaning of the New York State Banking Law;

●	a member of the Federal Reserve System;

●	a “clearing corporation” within the meaning of the Uniform Commercial Code; and

●	a “clearing agency” registered under Section 17A of the Exchange Act.

DTC was created to hold securities for its participants and to facilitate the clearance and settlement of securities transactions between its participants through electronic book-entry changes to the accounts of its participants. DTC’s participants include securities brokers and dealers, including the underwriters; banks and trust companies; clearing corporations and other organizations. Indirect access to DTC’s system is also available to others such as banks, brokers, dealers and trust companies; these indirect participants clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly. Investors who are not DTC participants may beneficially own securities held by or on behalf of DTC only through DTC participants or indirect participants in DTC.

So long as the Notes are held in global form, DTC (or its nominees) will be considered the sole holder of Global Notes for all purposes under the indenture. As such, participants must rely on the procedures of DTC and indirect participants must rely on the procedures of DTC and the participants through which they own interests in the Notes, or Book Entry Interests, in order to exercise any rights of holders under the indenture.

So long as DTC’s nominee is the registered owner of a Global Note, that nominee will be considered the sole owner or holder of the Notes represented by that Global Note for all purposes under the indenture. Except as provided below, owners of beneficial interests in a Global Note:

●	will not be entitled to have Notes represented by the Global Note registered in their names;

●	will not receive or be entitled to receive physical, certificated Notes; and

●	will not be considered the owners or holders of the Notes under the indenture for any purpose, including with respect to the giving of any direction, instruction or approval to the trustee under the indenture.

As a result, each investor who owns a beneficial interest in a Global Note must rely on the procedures of DTC to exercise any rights of a holder of Notes under the indenture (and, if the investor is not a participant or an indirect participant in DTC, on the procedures of the DTC participant through which the investor owns its interest).

Payments of principal and interest with respect to the Notes represented by a Global Note will be made by the Indenture Trustee to DTC’s nominee as the registered holder of the Global Note. Neither the Fund nor the Indenture Trustee will have any responsibility or liability for the payment of amounts to owners of beneficial interests in a Global Note, for any aspect of the records relating to or payments made on account of those interests by DTC, or for maintaining, supervising or reviewing any records of DTC relating to those interests.

Payments by participants and indirect participants in DTC to the owners of beneficial interests in a Global Note will be governed by standing instructions and customary industry practice and will be the responsibility of those participants or indirect participants and DTC.

Cross-market transfers of beneficial interests in Global Notes between DTC participants, on the one hand, and Euroclear or Clearstream participants, on the other hand, will be effected within DTC through the DTC participants that are acting as depositaries for Euroclear and Clearstream. To deliver or receive an interest in a Global Note held in a Euroclear or Clearstream account, an investor must send transfer instructions to Euroclear or Clearstream, as the case may be, under the rules and procedures of that system and within the established deadlines of that system. If the transaction meets its settlement requirements, Euroclear or Clearstream, as the case may be, will send instructions to its DTC depositary to take action to effect final settlement by delivering or receiving interests in the relevant Global Notes in DTC, and making or receiving payment under normal procedures for same-day funds settlement applicable to DTC. Euroclear and Clearstream participants may not deliver instructions directly to the DTC depositaries that are acting for Euroclear or Clearstream.

Because the settlement of cross-market transfers takes place during New York business hours, DTC participants may employ their usual procedures for sending securities to the applicable DTC participants acting as depositaries for Euroclear and Clearstream. The sale proceeds will be available to the DTC participant seller on the settlement date. Thus, to a DTC participant, a cross-market transaction will settle no differently from a trade between two DTC participants. Because of time zone differences, the securities account of a Euroclear or Clearstream participant that purchases an interest in a Global Note from a DTC participant will be credited on the business day for Euroclear or Clearstream immediately following the DTC settlement date. Cash received in Euroclear or Clearstream from the sale of an interest in a Global Note to a DTC participant will be reflected in the account of the Euroclear of Clearstream participant the following business day, and receipt of the cash proceeds in the Euroclear or Clearstream participant’s account will be back-valued to the date on which settlement occurs in New York. DTC, Euroclear and Clearstream have agreed to the above procedures to facilitate transfers of interests in the Global Notes among participants in those settlement systems. However, the settlement systems are not obligated to perform these procedures and may discontinue or change these procedures at any time. Neither the Fund nor the Indenture Trustee will have any responsibility or liability for the performance by DTC, Euroclear or Clearstream or their participants or indirect participants of their obligations under the rules and procedures governing their operations, including maintaining, supervising or reviewing the records relating to, or payments made on account of, beneficial ownership interests in Global Notes.

Transfers between participants in DTC will be effected under DTC’s procedures and will be settled in same-day funds.

Certificated Notes

Notes in physical, certificated form will be issued and delivered to each person that DTC (or Euroclear or Clearstream, as applicable) identifies as a beneficial owner of the related Notes only if:

●	DTC (or Euroclear or Clearstream, as applicable) notifies the Fund at any time that it is unwilling or unable to continue as depositary for the Global Notes and a successor depositary is not appointed within 90 days;

●	DTC ceases to be registered as a clearing agency under the Exchange Act and a successor depositary is not appointed within 90 days; or

●	an event of default with respect to the Notes has occurred and is continuing and such beneficial owner requests that its Notes be issued in physical, certificated form.

DESCRIPTION OF SHARES

The Fund has been granted exemptive relief by the SEC permitting it to offer multiple classes of shares. The Fund is authorized to offer Class I Shares. The Fund has not adopted a distribution and/or service plan and the Fund is not permitted to pay fees with respect to Class I Shares under such a plan. No sales loads or conversion features apply to Class I Shares. See “THE FUND – INVESTMENT OPPORTUNITIES AND STRATEGIES – The Continuous Offering” for additional details regarding the Class I Shares being offered via a separate registration statement as part of the Continuous Offering.

The Fund may offer other classes of shares in the future. The Board may also vary the characteristics of Class I Shares, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of shares; (5) differences in any dividends and NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any sales load structure; and (7) any conversion features, as permitted under the Investment Company Act. The Fund’s repurchase offers will be made to all of its classes of shares at the same time, in the same proportional amounts and on the same terms, except for any differences in NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses.

UNDERWRITING

The Fund is offering the Notes described in this Prospectus through a number of underwriters. [ ] [is / are] acting as the representative[s] of the several underwriters. The Fund has entered into an underwriting agreement with the underwriters. Subject to the terms and conditions of the underwriting agreement, the Fund has agreed to sell to the underwriters, and each underwriter has severally agreed to purchase, at the public offering price less the underwriting discount set forth on the cover page of this Prospectus, the aggregate principal amount of Notes set forth below:

Name	Aggregate Principal Amount of the Notes to be Purchased
[ ]	$[ ]
[ ]	$[ ]
[ ]	$[ ]

[Subject to the terms and conditions set forth in the underwriting agreement, the underwriters have agreed, severally and not jointly, to purchase all of the Notes sold under the underwriting agreement if any of these Notes are purchased.] The underwriting agreement also provides that if an underwriter defaults, the purchase commitments of the non-defaulting underwriters may be increased or the offering may be terminated.

The Fund has agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.

The underwriters are offering the Notes, subject to prior sale, when, as and if issued to and accepted by them, subject to approval of legal matters by their counsel, including the validity of the Notes, and other conditions contained in the underwriting agreement, such as the receipt by the underwriters of officers’ certificates and legal opinions. The underwriters reserve the right to withdraw, cancel or modify offers to the public and to reject orders in whole or in part.

Commissions and Discounts

The underwriters propose to offer some of the Notes to the public at the public offering price set forth on the cover page of this Prospectus and some of the Notes to certain other dealers at the public offering price less a concession not in excess of [ ]% of the aggregate principal amount of the Notes. The underwriters may allow, and the dealers may reallow, a discount not in excess of [ ]% of the aggregate principal amount of the Notes. After the initial offering of the Notes to the public, the public offering price and other selling terms may be changed. No such change shall change the amount of proceeds to be received by the Fund as set forth on the cover page of this Prospectus.

The following table shows the public offering price, underwriting discount and proceeds before expenses to the Fund.

	Per Note	Total
Public offering price	[ ]%	$[ ]
Underwriting discount (sales load)	[ ]%	$[ ]
Proceeds to the Fund, before expenses	[ ]%	$[ ]

The expenses of the offering of the Notes, not including the underwriting discount, are estimated at $[ ] and are payable by the Fund.

No Sales of Similar Securities

Subject to certain exceptions, the Fund has agreed not to, directly or indirectly, offer, pledge, sell, contract to sell, grant any option to purchase, make any short sale, or otherwise transfer or dispose of any securities that are substantially similar to the Notes or file or confidentially submit any registration statement under the Securities Act relating to such securities until the closing date without first obtaining the written consent of the representatives. This consent may be given at any time without public notice.

Listing

The Notes are a new issue of securities with no established trading market. The Notes will not be listed on any securities exchange or quoted on any automated dealer quotation system.

The Fund has been advised by certain of the underwriters that they presently intend to make a market in the Notes after completion of the offering as permitted by applicable laws and regulations. The underwriters are not obligated, however, to make a market in the Notes and any such market-making may be discontinued at any time in the sole discretion of the underwriters without any notice. Accordingly, no assurance can be given as to the liquidity of, or development of a public trading market for, the Notes. If an active public trading market for the Notes does not develop, the market price and liquidity of the Notes may be adversely affected.

Price Stabilization and Short Positions

In connection with the offering, the underwriters may purchase and sell the Notes in the open market. These transactions may include over-allotment, covering transactions and stabilizing transactions. Over-allotment involves sales of securities in excess of the aggregate principal amount of securities to be purchased by the underwriters in the offering, which creates a short position for the underwriters. Covering transactions involve purchases of the securities in the open market after the distribution has been completed in order to cover short positions. Stabilizing transactions consist of certain bids or purchases of securities made for the purpose of preventing or retarding a decline in the market price of the securities while the offering is in progress.

The underwriters may also impose a penalty bid. This occurs when a particular underwriter repays to the underwriters a portion of the underwriting discount received by it because the representatives have repurchased Notes sold by or for the account of such underwriter in stabilizing or short covering transactions.

Any of these activities may cause the price of the Notes to be higher than the price that otherwise would exist in the open market in the absence of such transactions. These transactions may be effected in the over-the-counter market or otherwise and, if commenced, may be discontinued at any time without any notice relating thereto.

Neither the Fund nor any of the underwriters make any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Notes. In addition, neither the Fund nor any of the underwriters make any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

Other Relationships

The underwriters and their respective affiliates are full service financial institutions engaged in various activities, which may include sales and trading, commercial and investment banking, advisory, investment management, investment research, principal investment, hedging, market making, brokerage, valuation services and other financial and non-financial activities and services. Certain of the underwriters and their respective affiliates have provided, or may in the future provide, a variety of these services to the Fund and to persons and entities with relationships with the Fund, for which they received or will receive customary fees and expenses. [Additionally, affiliates of certain underwriters are lenders under certain of the Facility.]

In the ordinary course of their various business activities, the underwriters and their respective affiliates, officers, directors and employees may purchase, sell or hold a broad array of investments and actively trade securities, derivatives, loans, commodities, currencies, credit default swaps and other financial instruments for their own account and for the accounts of their customers, and such investment and trading activities may involve or relate to the Fund’s assets, securities or instruments (directly, as collateral securing other obligations or otherwise) or persons and entities with relationships with the Fund. Certain of the underwriters and their affiliates that have a lending relationship with the Fund routinely hedge their credit exposure to the Fund consistent with their customary risk management policies. Typically, such underwriters and their affiliates would hedge such exposure by entering into transactions which consist of either the purchase of credit default swaps or the creation of short positions in the Fund’s securities, including potentially the Notes. Any such credit default swaps or short positions could adversely affect future trading prices of the Notes. The underwriters and their respective affiliates may also communicate independent investment recommendations, market color or trading ideas or publish or express independent research views in respect of such assets, securities or instruments and may at any time hold, or recommend to clients that they should acquire, long or short positions in such assets, securities and instruments.

The Fund expects it may use proceeds from this offering in part to pay down the Fund’s existing indebtedness. Affiliates of certain underwriters are lenders under the Facility. Accordingly, affiliates of certain of the underwriters may receive more than 5% of the proceeds of this offering to the extent the proceeds are used to pay down a portion of the outstanding indebtedness under the Facility.

Settlement

The Fund expects that delivery of the Notes will be made to investors on or about [ ], which will be the fifth business day following the date hereof. Under Rule 15c6-1 of the Exchange Act trades in the secondary market generally are required to settle in one business day, unless the parties to any such trade expressly agree otherwise. Accordingly, purchasers who wish to trade the Notes prior to one business day before the date of delivery will be required, by virtue of the fact that the Notes initially will settle T+5, to specify an alternate settlement cycle at the time of any such trade to prevent a failed settlement. Purchasers of the Notes who wish to trade the Notes prior to one business day before the date of delivery should consult their own advisor.

Principal Business Addresses

The principal business address of the underwriter[s] [is / are]: [ ]

[Disclaimers About Non-U.S. Jurisdictions]

[ ]

TERM, DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to shareholders, and then to the shareholders proportionately in accordance with the amount of shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board or liquidator determines that the distribution of assets in-kind would be in the interests of the shareholders in facilitating an orderly liquidation.

REPORTS TO SHAREHOLDERS

The Fund will furnish to shareholders as soon as practicable after the end of each of its taxable years such information as is necessary for them to complete U.S. federal and state income tax or information returns, along with any other tax information required by law. The Fund provides shareholders with an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the Investment Company Act.

FISCAL YEAR

For accounting purposes, the Fund’s fiscal year ends on March 31, and the Fund’s tax year ends on December 31.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL

[ ], located at [ ], serves as the independent registered public accounting firm of the Fund.

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, serves as counsel to the Fund and the Independent Trustees.

INQUIRIES

Inquiries concerning the Fund and its securities (including procedures for purchasing the Notes) should be directed to [the Fund’s Administrator, UMB Fund Services, Inc. at 235 West Galena Street, Milwaukee, WI 53212].

CLIFFWATER CORPORATE LENDING FUND

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
1 (888) 442-4420

[  ]% Notes due [  ]

Joint Book-Running Managers

[  ]

Investment Manager Cliffwater LLC 4640 Admiralty Way, 11th Floor Marina del Rey, CA 90292-6623	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212

Custodian Bank State Street Bank and Trust Company 1 Iron Street Boston, MA 02210	Distributor for Shares Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Independent Registered Public Accounting Firm [ ]	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

Subject to Completion, February 19 2026

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

CLIFFWATER CORPORATE LENDING FUND

$[  ] [  ]% Notes due [   ]

[  ], 2026

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

1 (888) 442-4420

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to and should be read in conjunction with the prospectus (the “Prospectus”) of the Cliffwater Corporate Lending Fund (the “Fund”) dated [  ], 2026, as it may be further amended or supplemented from time to time, relating to the offering of $[  ] in aggregate principal amount of [  ]% Notes due [  ] (the “Notes”). This SAI is incorporated by reference in its entirety into the Prospectus. [The Fund’s audited financial statements and financial highlights appearing in the Annual Report to Shareholders for the fiscal year ended March 31, 2025 (the “Annual Report”) and unaudited financial statements appearing in the Semi-Annual Report to Shareholders for the period ended September 30, 2025 (the “Semi-Annual Report”)] are incorporated by reference into this SAI. No other part of the Annual Report or Semi-Annual Report is incorporated by reference herein. A copy of the Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by contacting the Fund at the telephone number or address set forth above. You may also obtain the Prospectus, Annual Report and Semi-Annual Report by visiting the Fund’s website at Cliffwaterfunds.com.

This SAI is not an offer to sell Notes and is not soliciting an offer to buy Notes in any state where the offer or sale is not permitted.

Capitalized terms not otherwise defined herein have the same meaning as set forth in the Prospectus.

The Fund’s Prospectus, which is dated [  ], 2026, provides basic information investors should know before investing in the Notes. This SAI is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus. The Notes are governed by an “indenture,” which refers to the base indenture between the Fund and [  ], as trustee (the “Indenture Trustee”), dated as of [  ], as supplemented by a separate supplemental indenture, to be dated as of the settlement date of the Notes. Capitalized terms used in this SAI and not otherwise defined shall have the meanings ascribed to them in the indenture governing the Notes.

Joint Book-Running Managers

[  ]

i

GENERAL INFORMATION

Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust organized on March 21, 2018, and is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund operates as an interval fund.

DIVERSIFICATION

Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. When formed, the Fund was classified as a “non-diversified” fund, as defined in the Investment Company Act. However, due to the Fund’s principal investment strategy and investment process, it now operates as a “diversified” fund. Therefore, the Fund will not operate in the future as a “non-diversified” fund without first obtaining approval of holders of outstanding voting securities, except as allowed pursuant to the Investment Company Act and rules or interpretations thereof.

INVESTMENT POLICIES AND PRACTICES

The investment objective of the Fund, the principal investment strategies of the Fund and the principal risks associated with such investment strategies, as well as the fundamental investment policies of the Fund, are set forth in the Prospectus. Certain additional information regarding the investment program of the Fund is set forth below.

Non-Fundamental Policies:

The following investment limitations of the Fund are non-fundamental and may be changed by the Board without approval of holders of outstanding voting securities.

1.    The Fund may not invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing securities of companies that deal in real estate or interests therein (including REITs).

2.    The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of the Investment Company Act may assist investors in understanding the Fund’s fundamental and non-fundamental investment policies and restrictions.

Borrowing. The Investment Company Act restricts an investment company from borrowing in excess of 331/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of the Fund’s investment restriction.

Concentration. The SEC staff has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act generally prohibits funds from issuing senior securities, unless immediately after the issuance of the leverage the fund has satisfied the asset coverage test with respect to senior securities, representing indebtedness prescribed by the Investment Company Act; that is, the value of the fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33 1/3% of the fund’s total net assets, including assets attributable to such leverage). In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, this asset coverage test is satisfied. Rule 18f-4 under the Investment Company Act permits the Fund to enter into derivatives and other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the Investment Company Act, provided that the Fund complies with the conditions of Rule 18f-4.

1

Underwriting. Under the Investment Company Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Lending. Under the Investment Company Act, an investment company may only make loans if expressly permitted by its investment policies.

BOARD OF TRUSTEES AND OFFICERS

The business operations of the Fund are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Fund’s Agreement and Declaration of Trust. The Board has overall responsibility for the management and supervision of the business affairs of the Fund on behalf of its securityholders, including the authority to establish policies regarding the management, conduct and operation of its business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The officers of the Fund conduct and supervise the daily business operations of the Fund.

The members of the Board (each, a “Trustee”) are not required to contribute to the capital of the Fund or to hold Shares. A majority of Trustees of the Board are not “interested persons” (as defined in the Investment Company Act) of the Fund (collectively, the “Independent Trustees”). Any Trustee who is not an Independent Trustee is an interested trustee (“Interested Trustee”).

The identity of Trustees of the Board and officers of the Fund, and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years is set forth below.

The Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if the Trustee is removed or resigns or, among other events, upon the Trustee’s death, incapacity, retirement or bankruptcy. A Trustee may resign upon written notice to the other Trustees of the Fund and may be removed either by (i) the vote of at least two-thirds of the Trustees of the Fund not subject to the removal vote or (ii) the vote of shareholders of the Fund (“Shareholders”) holding not less than two-thirds of the total number of votes eligible to be cast by all Shareholders of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees of the Fund may appoint an individual to serve as a Trustee so long as immediately after the appointment at least two-thirds of the Trustees of the Fund then serving have been elected by the securityholders of the Fund. The Board may call a meeting of the Fund’s securityholders to fill any vacancy in the position of a Trustee of the Fund and must do so if the Trustees who were elected by the securityholders of the Fund cease to constitute a majority of the Trustees then serving on the Board.

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INDEPENDENT TRUSTEES

Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Dominic Garcia Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021	Chief Pension Investment Strategist, CBRE Global Investors (June 2021 – Present); Advisory Board of Milken Institute for Public Finance (2021 – Present); Chief Investment Officer, New Mexico Public Employees Retirement Association (2017 – June 2021); Research Advisory Board Member, University of North Carolina Keenan Institute of Private Markets and the University of Chicago Harris Center for Municipal Finance (2020 to Present); since 2020, Trustee, United World College-USA, Trustee, Endowment of the Santa Fe Preparatory School, and Member, Santa Fe Community Foundation Impact Investment Committee.	3	Coller Secondaries Private Equity Fund (registered investment company)
Paul J. Williams Year of Birth: 1956 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and Board Chairman	Since June 2021	Retired.	3	None
Matthew E. Worley Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since October 2025	Chief Investment Officer and Deputy Executive Director, Investments, STRS Ohio (2021–2025); Director of Fixed Income and Alternative Investments, STRS Ohio (2019–2021).	3	None

*	The fund complex consists of the Fund, Cliffwater Enhanced Lending Fund and Cascade Private Capital Fund.

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INTERESTED TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stephen L. Nesbitt** Year of Birth: 1953 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and President	President Since Inception: Trustee since June 2021	Chief Executive Officer, Cliffwater LLC (2004 – Present).	3	None
Lance J. Johnson Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operations Officer, Cliffwater LLC (2014 – Present).	N/A	N/A
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception	Senior Vice President, Director of Product and Pricing (2023 – Present); Senior Vice President, Product and Pricing Manager (2021 – 2023); Senior Vice President, Senior Client Service Manager (2017 – 2021), UMB Fund Services, Inc.	N/A	N/A

Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since April 2021	Director, Vigilant Compliance, LLC (investment management solutions firm) (2018 – Present).	N/A	N/A

*	The fund complex consists of the Fund, Cliffwater Enhanced Lending Fund and Cascade Private Capital Fund.
**	Mr. Nesbitt is deemed an interested person of the Fund because he is an officer and control person of the Investment Manager.

The Board believes that each of the Trustees’ experience, qualifications, attributes and skills on an individual basis, and in combination with those of the other Trustees, lead to the conclusion that each Trustee should serve in such capacity. Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Investment Manager, the Fund’s other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, and public service; experience as a board member of non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Dominic Garcia.    Mr. Garcia has more than 19 years of experience in the financial services industry.

Paul J. Williams.    Mr. Williams has more than 43 years of experience in the financial services industry.

Stephen L. Nesbitt.    Mr. Nesbitt has more than 43 years of experience in the financial services industry.

Matthew E. Worley. Mr. Worley has more than 31 years of experience in the financial services industry.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged the Investment Manager to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Investment Manager, and other service providers in the operations of the Fund in accordance with the provisions of the Investment Company Act, applicable provisions of state and other laws and the Fund’s Agreement and Declaration of Trust. The Board is currently composed of four members, three of whom are Independent Trustees. The Board will hold regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility. The Independent Trustees meet with their independent legal counsel in person prior to and/or during each quarterly in-person board meeting. As described below, the Board has established an Audit Committee and a Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

4

The Board has appointed Paul J. Williams, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Investment Manager, other service providers, counsel and other Trustees generally between meetings. The Chairman serves as a key point person for dealings between management and the Trustees. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Investment Manager, and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Investment Manager and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Investment Manager and other service providers has its own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Fund, including the President, Treasurer and Chief Compliance Officer, and the Investment Manager, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee receive regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the Fund’s other primary service providers on a periodic or regular basis, including the Fund’s custodian, distributor and administrator. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees of the Board of Trustees

Audit Committee

The Board has formed an Audit Committee that is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of those financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board a firm of independent certified public accountants to audit the books and records of the Fund for the ensuing year and reviews with the firm the scope and results of each audit. The Audit Committee currently consists of each of the Fund’s Independent Trustees. The Audit Committee held three meetings during the fiscal year ended March 31, 2025.

Nominating Committee

The Board has formed a Nominating Committee that is responsible for selecting and nominating persons to serve as Trustees of the Fund. The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to securityholders for election. In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Fund and by securityholders and evaluate them both in a similar manner, as long as the recommendation submitted by a securityholders includes at a minimum: the name, address and telephone number of the recommending securityholders and information concerning the securityholder’s interests in the Fund in sufficient detail to establish that the securityholders held voting securities on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee. The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate. With the Board’s prior approval, the Nominating Committee may employ and compensate counsel, consultants or advisers to assist it in discharging its responsibilities. The Nominating Committee currently consists of each of the Fund’s Independent Trustees. The Nominating Committee did not hold any meetings during the fiscal year ended March 31, 2025.

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Trustee and Officer Ownership of Securities

As of [January 30, 2026], the Trustees and officers of the Fund as a group owned less than one percent of the outstanding shares of the Fund.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and the Family of Investment Companies as of [December 31, 2025].

Name of Director	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)(2)
INDEPENDENT TRUSTEES
Dominic Garcia	Over $100,000	Over $100,000
Paul J. Williams	Over $100,000	Over $100,000
Matthew E. Worley(3)	None	None
INTERESTED TRUSTEE
Stephen L. Nesbitt	Over $100,000	Over $100,000

(1)	During the fiscal year ended March 31, 2025, the Fund and the Fund Complex also compensated an independent trustee who beneficially owned over $100,000 of equity securities in the Fund and in the Family of Investment Companies, and who resigned effective April 11, 2025.
(2)	Family of Investment Companies includes the Fund, Cliffwater Enhanced Lending Fund and Cascade Private Capital Fund.
(3)	Mr. Worley was appointed to the Board effective October 2025.

Independent Trustee Ownership of Securities

As of [December 31, 2025], none of the Independent Trustees (or their immediate family members) owned securities of the Investment Manager or of an entity (other than a registered investment company or business development company) controlling, controlled by or under common control with the Investment Manager.

Trustee Compensation

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee an annual retainer of $125,000 per fiscal year. Trustees that are interested persons are compensated by the Investment Manager and/or its affiliates and will not be separately compensated by the Fund.

CODES OF ETHICS

The Fund and the Investment Manager have each adopted a code of ethics pursuant to Rule 17j-1 of the Investment Company Act, which is designed to prevent affiliated persons of the Fund, and the Investment Manager from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund. The codes of ethics permit persons subject to them to invest in securities, including securities that may be held or purchased by the Fund, subject to a number of restrictions and controls. Compliance with the codes of ethics is carefully monitored and enforced.

The codes of ethics are included as exhibits to the Fund’s registration statement filed with the SEC and are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may also be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

6

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Investment Manager

Cliffwater LLC (the “Investment Manager”) serves as the investment adviser to the Fund. The Investment Manager is located at 4640 Admiralty Way, 11th Floor, Marina del Rey, California and is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Subject to the general supervision of the Board, and in accordance with the investment objective, policies, and restrictions of the Fund, the Investment Manager is responsible for the management and operation of the Fund and the investment of the Fund’s assets. The Investment Manager provides such services to the Fund pursuant to the Investment Management Agreement.

The Investment Management Agreement became effective as of March 1, 2019 and continued in effect for an initial two-year term. Thereafter, the Investment Management Agreement continues in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund or a majority of the Board and (ii) the vote of a majority of the Independent Trustees of the Fund, cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s average daily net assets, subject to certain adjustments. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund; provided that for purposes of determining the Investment Management Fee payable to the Investment Manager for any month, net assets will be calculated prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Investment Manager for that month. The Investment Management Fee will be accrued daily and will be due and payable monthly in arrears within ten (10) business days after the end of the month.

The Investment Manager entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund. The Expense Limitation and Reimbursement Agreement terminated effective March 6, 2023. Pursuant to the terms of the Expense Limitation and Reimbursement Agreement, the Investment Manager agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”). Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses were excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may have exceeded 2.25% for Class I Shares for the periods in which the Expense Limit applied.

As of the date of this SAI, the Fund has not currently engaged any sub-advisers.

For the fiscal year ended March 31, 2023, the Fund paid the Investment Manager management fees (after waivers and reimbursements) and the advisers waived management fees and reimbursed expenses, as follows:

	Management Fees	Waivers	Recovery of Previously Waived Expenses	Management Fee Paid (After Waivers and Reimbursements)
Investment Manager	$91,395,208	$—	$—	$91,395,208

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For the fiscal year ended March 31, 2024, the Fund paid the advisers management fees (after waivers and reimbursements) and the advisers waived management fees and reimbursed expenses, as follows:

	Management Fees	Waivers	Recovery of Previously Waived Expenses	Management Fee Paid (After Waivers and Reimbursements)
Investment Manager	$139,262,016	$—	$—	$139,262,016

For the fiscal year ended March 31, 2025, the Fund paid the advisers management fees (after waivers and reimbursements) and the advisers waived management fees and reimbursed expenses, as follows:

	Management Fees	Waivers	Recovery of Previously Waived Expenses	Management Fee Paid (After Waivers and Reimbursements)
Investment Manager	$226,239,296	$—	$—	$226,239,296

The Portfolio Managers

The persons who have primary responsibility for the day-to-day management of the Fund’s portfolio (the “Portfolio Managers”) are Stephen L. Nesbitt, Caitlin Nemeth, Frances Beyers and Samir Patel from the Investment Manager. Information provided below regarding other accounts managed by the Portfolio Managers is as of [March 31, 2025].

Other Accounts Managed by the Portfolio Managers

	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in millions)
Stephen L. Nesbitt(1)
Registered Investment Companies	1	$5,358	0	N/A
Other Pooled Investment Vehicles	2	$724	0	N/A
Other Accounts	15	$1,697	0	N/A

Caitlin Nemeth(1)
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	2	$724	0	N/A
Other Accounts	0	N/A	0	N/A

Frances Beyers(1)
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	2	$724	0	N/A
Other Accounts	0	N/A	0	N/A

Samir Patel(1)
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	2	$724	0	N/A
Other Accounts	0	N/A	0	N/A
_________________

(1)	As of March 31, 2025.

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Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or a Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager or a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation of the Portfolio Managers

Cliffwater LLC

Certain portfolio managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. The Portfolio Managers’ compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

Portfolio Managers’ Ownership of the Fund’s Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member(1)
Stephen L. Nesbitt	Over $1,000,000
Caitlin Nemeth	Over $1,000,000
Frances Beyers	$100,001 – $500,000
Samir Patel	None

(1)	As of March 31, 2025.

BROKERAGE

In following the Fund’s investment strategy, the Investment Manager expects few of the Fund’s transactions to involve brokerage. To the extent the Fund’s transactions involve brokerage, the Fund does not expect to use one particular broker or dealer. It is the Fund’s policy to obtain the best results in connection with effecting its portfolio transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm and the firm’s risk in positioning a block of securities. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

9

In addition, the Investment Manager may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Investment Manager that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Investment Manager believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Investment Manager may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

While it is the Fund’s general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Investment Manager, even if the specific services are not directly useful to the Fund and may be useful to the Investment Manager in advising other clients. When one or more brokers are believed capable of providing the best combination of price and execution, the Investment Manager may select a broker based upon brokerage or research services provided to the Investment Manager. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Investment Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Investment Manager’s overall responsibilities to the Fund.

TAX MATTERS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing, holding and disposing of Shares of the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. INVESTORS ARE THEREFORE ADVISED TO CONSULT WITH THEIR TAX ADVISORS BEFORE MAKING AN INVESTMENT IN THE FUND.

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Notes, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

The Fund intends to qualify annually as a regulated investment company (a “RIC”) under the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, in the securities (other than securities of other RICs) of two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships; and (c) distribute for each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and 90% of its net tax exempt interest income.

10

The Fund might not distribute all of its net investment income, and the Fund is not required to distribute any portion of its net capital gain. If the Fund qualifies for treatment as a RIC but does not distribute all of its net capital gain and net investment income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount of capital gain as undistributed capital gain in a notice to its Shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount; (ii) will be deemed to have paid their proportionate share of the tax paid by the Fund on such undistributed amount and will be entitled to credit that amount of tax against their federal income tax liabilities, if any; and (iii) will be entitled to claim refunds to the extent the credit exceeds such liabilities.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Shareholders. The Fund intends to distribute to its Shareholders, at least annually, substantially all of its net investment income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to Shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by Shareholders on December 31 of the calendar year in which it was declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, Shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for certain relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the diversification requirements, the Fund may be required to dispose of certain assets. If these relief provisions are not available to the Fund and it fails to qualify for treatment as a RIC for a taxable year, the Fund will be taxable at regular corporate tax rates (and, to the extent applicable, at corporate alternative minimum tax rates). In such an event, all distributions (including capital gain distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate Shareholders and to the tax rates applicable to qualified dividend income distributed to non-corporate Shareholders. In such an event, distributions in excess of the Fund’s current and accumulated earnings and profits will be treated first as a return of capital to the extent of the holder’s adjusted tax basis in the Shares (reducing that basis accordingly), and any remaining distributions will be treated as a capital gain. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. In addition, if the Fund were to fail to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

11

The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to Shareholders.

Original Issue Discount Securities

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held, even though the Fund may receive no cash interest payments or may receive cash interest payments that are less than the income recognized for tax purposes. This income is included in determining the amount of income that the Fund must distribute to avoid the payment of federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash payment to the Fund, the Fund may be required to borrow money or dispose of securities to be able to make distributions to its Shareholders.

Investments in Non-U.S. Securities

The Fund may invest in non-U.S. securities, which investments could subject the Fund to complex provisions of the Code applicable to equity interests in passive foreign investment companies (each, a “PFIC”). A PFIC is an equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income. If the Fund invests in PFICs, the Fund could be subject to U.S. federal income tax and nondeductible interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its Shareholders. In order to satisfy the distribution requirements and avoid a tax at the Fund level, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. Gains from the sale of stock of PFICs may also be treated as ordinary income. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its returns from these investments.

Dividends received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Investment in Domestic Subsidiaries

The Fund contemplates investing up to 25% of its assets in one or more U.S. subsidiaries to enable it to indirectly make investments that would not generate qualifying income for a RIC. Any net income that such a subsidiary recognizes will be subject to federal and state corporate income tax, but the dividends that the subsidiary pays to the Fund (i.e., those gains, net of the tax paid and any other expenses of the subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Code. Although it is possible that multiple subsidiaries may be required to be aggregated for purposes of the 25% value limit described above, losses of one subsidiary will not offset income of another subsidiary.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Notes should consult their own tax advisers as to the tax consequences of investing in such Notes, including under state, local and other tax laws.

12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL

[  ], located at [  ], has been selected as the independent registered public accounting firm for the Fund and in such capacity will audit the Fund’s annual financial statements and financial highlights.

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, serves as counsel to the Fund and the Independent Trustees.

ADMINISTRATOR

The Fund has contracted with UMB Fund Services, Inc. (the “Administrator”) to provide it with certain administrative and accounting services. For the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025, the Fund paid the Administrator $5,707,493, $5,035,070 and $8,105,323, respectively, in accounting and administration fees.

CUSTODIAN

State Street Bank and Trust Company (the “Custodian”), serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) in accordance with the requirements of Section 17(f) of the Investment Company Act. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. subcustodians in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 1 Iron Street, Boston, MA 02210.

UNDERWRITING

The Fund is offering the Notes through a number of underwriters. [  ] [is / are] acting as the representative[s] of the several underwriters. The Fund has entered into an underwriting agreement with the underwriters. The principal business address of the underwriter[s] [is / are]: [  ]

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Manager. The Investment Manager will vote such proxies in accordance with its proxy policies and procedures. Copies of the Investment Manager’s proxy policies and procedures are included as Appendix A to this SAI.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1 (888) 442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A control person generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. As of [January 30, 2026], the following were the only record owners (or to the knowledge of the Fund, beneficial owner) of 5% or more of the Fund’s Class I shares.

Name and Address	Percentage of Ownership
[CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA, 94105]	[42.28	%]
[NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ, 07310]	[33.66	%]
[PERSHING LLC P O Box 2052 JERSEY CITY, NJ, 07303]	[9.45	%]

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FINANCIAL STATEMENTS

The Fund’s audited financial statements and financial highlights for the [fiscal year ended March 31, 2025 (including the report of [  ], the Fund’s independent registered public accounting firm) (the “Annual Report”) and unaudited financial statements for the period ended September 30, 2025 (the “Semi-Annual Report”)] are incorporated by reference into this SAI. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein. You may obtain the Annual Report free of charge by calling the Fund at 1 (888) 442-4420, visiting the Fund’s website at Cliffwaterfunds.com or by following the following hyperlink: [  ]. You may obtain the Semi-Annual Report free of charge by calling the Fund at 1 (888) 442-4420, visiting the Fund’s website at Cliffwaterfunds.com or by following the following hyperlink: [  ].

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APPENDIX A — PROXY VOTING POLICIES AND PROCEDURES
Cliffwater LLC
PROXY POLICY AND PROCEDURE

Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment adviser votes in the best interest of its clients and addresses how the investment adviser will deal with material conflicts of interest that may arise between the investment adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request, provide information on how proxies were voted.

For its non-discretionary clients, Cliffwater does not have authority to vote client securities. These clients will receive their proxies, corporate actions, consents and other solicitations directly from their custodian or the relevant issuer or investment fund. These clients may contact their client service professionals with questions about a particular solicitation.

For its discretionary clients, Cliffwater generally takes responsibility for ensuring that proxies solicited by, or with respect to, the issuers of securities held in the client’s investment account, and corporate actions and consents sought by such issuers (including tender offers and rights offerings) are voted. In most cases, the managers of the commingled funds and separate accounts holding the assets vote the proxy solicitations. However, Cliffwater will take such action in limited circumstances which may include private partnership amendments and consents and in the event that an individual security is held by the client outside of a commingled fund or separate account where the manager votes the securities. Cliffwater’s discretionary clients may also retain the right to vote any proxies or take action relating to specified securities held in the client’s investment account, provided the client gives timely written notice to Cliffwater.

Cliffwater will not put its own interests ahead of those of any of its client and will resolve any possible conflicts between its interests and those of the client in favor of the client. When voting proxies, Cliffwater follows procedures designed to identify and address material conflicts of interest that may arise between its interests and those of its clients. Accordingly, prior to voting any proxy, Cliffwater will determine whether a material conflict of interest exists. A conflict of interest will be considered material to the extent that it is determined that the conflict has the potential to influence Cliffwater’s decision making in voting the proxy. If Cliffwater determines that there is a material conflict of interest related to the proxy solicitation, Cliffwater will take appropriate action to resolve the conflict which may include abstaining from a particular vote.

Cliffwater will seek to act solely in the best interests of its clients when exercising its voting authority. Cliffwater determines whether and how to vote proxies on a case-by-case basis. In making such determination, Cliffwater: (i) will attempt to consider all aspects of the vote that could affect the value of the issuer or that of the relevant client, (ii) will vote in a manner that it believes is consistent with the relevant client’s stated objectives, (iii) generally will vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless Cliffwater has a particular reason to vote to the contrary, and (iv) may not vote at all to the extent the outcome of the vote or action does not have a material impact on the issuer or value of its securities.

Under Rule 204-2 under the Advisers Act, Cliffwater must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of client requests for voting information; and (v) any documents prepared by Cliffwater that were material to making a decision on how to vote. Under the circumstances where Cliffwater votes a proxy, corporate action or consent solicited by an issuer of securities or an investment fund, Cliffwater will document and maintain its voting record.

Cliffwater’s General Counsel and Chief Compliance Officer must approve the engagement of any proxy advisory firm to assist in connection with voting client securities.

For private investment funds, Cliffwater may accept a seat on an advisory board or similar group for a fund in which one or more Cliffwater clients have invested. Cliffwater believes advisory board service benefits its clients by allowing Cliffwater greater insight into the fund and its strategies and that, in general, the interests of its clients as investors will be aligned with the interests of all investors in the fund. However, if the interests of Cliffwater’s clients were to diverge from the interests of each other, the Cliffwater representative will take appropriate action to resolve the conflict which may include abstaining from a particular vote. Please see section III.B.7. for further information regarding Cliffwater’s actions with respect to advisory boards.

A-1

PART C:
OTHER INFORMATION

Cliffwater Corporate Lending Fund (the “Registrant”)

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements:

Part A: [Financial Highlights]

Part B: [The Registrant’s Financial Statements and the report of the Registrant’s independent public accounting firm included in the Registrant’s annual report for the fiscal year ended [March 31, 2026], are incorporated by reference into Part B of this Registration Statement in the section entitled “Financial Statements.”]

(2)	Exhibits

	(a)(1)	Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
	(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 30, 2018.
	(a)(3)	Certificate of Amendment to Certificate of Trust is incorporated by reference to Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on September 28, 2018.
	(b)	Amended and Restated By-Laws are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
	(c)	Not applicable.
	(d)(1)	[Form of Indenture] to be filed by amendment.
	(d)(2)	[Form of T-1 of the Indenture Trustee] to be filed by amendment.
	(e)	Not applicable.
	(f)	Not applicable.
	(g)(1)	Investment Management Agreement between the Registrant and Cliffwater LLC is incorporated by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.
	(h)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.
	(h)(2)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
	(h)(3)	Distribution and Service Plan is incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.
	(h)(4)	Form of Selling Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
	(h)(5)	[Form of Underwriting Agreement] to be filed by amendment.
	(i)	Not applicable.
	(j)	Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (j) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.
	(k)(1)	Amended and Restated Administration, Fund Accounting and Recordkeeping Agreement between the Registrant and UMB Fund Services, Inc. is incorporated by reference to Exhibit (k)(1) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.

(k)(2)	Amended and Restated Expense Limitation and Reimbursement Agreement is incorporated by reference to Exhibit (k)(2) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 29, 2020.
(k)(3)	Joint Insured Bond Agreement is incorporated by reference to Exhibit (k)(3) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(4)	Joint Liability Insurance Agreement is incorporated by reference to Exhibit (k)(4) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(5)	Powers of Attorney for Dominic Garcia and Paul J. Williams are incorporated by reference to Exhibit (k)(5) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(6)	Fund of Funds Investment Agreement between the Fund and Barings Private Credit Corporation is incorporated by reference to Exhibit (k)(6) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(7)	Fund of Funds Investment Agreement between the Fund and Golub Capital Direct Lending Corporation is incorporated by reference to Exhibit (k)(7) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(8)	Fund of Funds Investment Agreement between the Fund and Barings Capital Investment Corporation is incorporated by reference to Exhibit (k)(8) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(9)	Fund of Funds Investment Agreement between the Fund and New Mountain Guardian III BDC, L.L.C. is incorporated by reference to Exhibit (k)(9) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(10)	Fund of Funds Investment Agreement between the Fund and TCW Direct Lending VIII LLC is incorporated by reference to Exhibit (k)(10) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(11)	Funds of Funds Investment Agreement between the Fund and Owl Rock Core Income Corp. is incorporated by reference to Exhibit (k)(11) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
(k)(12)	Funds of Funds Investment Agreement between the Fund and Owl Rock Finance Corp. II is incorporated by reference to Exhibit (k)(12) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 29, 2022.
k(13)	Funds of Funds Investment Agreement between the Fund and Redwood Enhanced Income Corp. is incorporated by reference to Exhibit (k)(13) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on November 30, 2022.
k(14)	Funds of Funds Investment Agreement between the Fund and AGTB Private BDC is incorporated by reference to Exhibit (k)(14) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on November 30, 2022.
k(15)	Funds of Funds Investment Agreement between the Fund and New Mountain Guardian IV BDC, L.L.C. is incorporated by reference to Exhibit (k)(15) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on November 30, 2022.
k(16)	Funds of Funds Investment Agreement between the Fund and Sixth Street Lending Partners is incorporated by reference to Exhibit (k)(16) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on November 30, 2022.
k(17)	Funds of Funds Investment Agreement between the Fund and Golub Capital BDC 4, Inc. is incorporated by reference to Exhibit (k)(17) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on November 30, 2022.

k(18)	Funds of Funds Investment Agreement between the Fund and Stone Point Credit Corporation is incorporated by reference to Exhibit (k)(18) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on November 30, 2022.
k(19)	Funds of Funds Investment Agreement between the Fund and Ares Strategic Income Fund is incorporated by reference to Exhibit (k)(19) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on November 30, 2022.
k(20)	Funds of Funds Investment Agreement between the Fund and KKR FS Income Trust is incorporated by reference to Exhibit (k)(20) to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 27, 2023.
k(21)	Funds of Funds Investment Agreement between the Fund and Vista Credit Strategic Lending Corp. is incorporated by reference to Exhibit (k)(21) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(22)	Funds of Funds Investment Agreement between the Fund and 26North BDC, Inc. is incorporated by reference to Exhibit (k)(22) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(23)	Funds of Funds Investment Agreement between the Fund and Carlyle Credit Solutions is incorporated by reference to Exhibit (k)(23) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(24)	Funds of Funds Investment Agreement between the Fund and Varagon Capital Corporation is incorporated by reference to Exhibit (k)(24) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(25)	Funds of Funds Investment Agreement between the Fund and Golub Capital Private Fund is incorporated by reference to Exhibit (k)(25) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(26)	Funds of Funds Investment Agreement between the Fund and Stone Point Credit Corporation is incorporated by reference to Exhibit (k)(26) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(27)	Funds of Funds Investment Agreement between the Fund and Morgan Stanley Direct Lending Fund is incorporated by reference to Exhibit (k)(27) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(28)	Funds of Funds Investment Agreement between the Fund and KKR FS Income Trust Select is incorporated by reference to Exhibit (k)(28) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(29)	Funds of Funds Investment Agreement between the Fund and T. Rowe Price OHA Select Private Credit Feeder Fund LLC and T. Rowe Price OHA Select Private Credit Fund is incorporated by reference to Exhibit (k)(29) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 26, 2024.
k(30)	Funds of Funds Investment Agreement between the Fund and Stone Point Credit Income Fund is incorporated by reference to exhibit k(30) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on July 29, 2025.
k(31)	Powers of Attorney for Dominic Garcia, Paul J. Williams and Matthew E. Worley is filed herewith.
(l)(1)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l) to the Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2 Reg. 811-23333) as previously filed on March 5, 2019.
(l)(2)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on October 20, 2020.
(l)(3)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(3) to the Registration’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on December 14, 2020.

(l)(4)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(4) to the Registration’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 30, 2021.
(l)(5)	Consent of Faegre Drinker Biddle & Reath LLP is filed herewith.
(l)(6)	Opinion of Faegre Drinker Biddle & Reath LLP to be filed by amendment.
(m)	Not applicable.
(n)	Consent of Registrant’s Independent Registered Public Accounting Firm to be filed by amendment.
(o)	Not applicable.
(p)	Not applicable.
(q)	Not applicable.
(r)(1)	Code of Ethics of Registrant is incorporated by reference to Exhibit (r)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on September 28, 2018.
(r)(2)	Code of Ethics of Cliffwater LLC, dated March 31, 2023, is incorporated by reference to Exhibit (r)(2) to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 (811-23333) as previously filed on July 26, 2024.
(s)	Not applicable.

Item 26.	Marketing Arrangements

Not applicable.

Item 27.	Other Expenses of Issuance and Distribution of Securities Being Registered

All figures are estimates:

Registration fees	$	[●]
Legal fees	$	[●]
Printing fees	$	[●]
Blue Sky fees	$	[●]
Transfer Agent fees	$	[●]
Total	$	[●]

Item 28.	Persons Controlled by or Under Common Control With Registrant

The Board of Trustees of the Registrant is identical to the board of trustees of another fund. Nonetheless, the Registrant takes the position that it is not under common control with the other fund because the power residing in the Registrant’s and other fund’s respective boards arises as a result of an official position with each respective fund.

Item 29.	Number of Holders of Securities

Title of Class	Number of Shareholders*
Class I Shares	[●]

*	As of [●], 2026.

Item 30.	Indemnification

Sections 8.1 - 8.5 of Article VIII of the Registrant’s Agreement and Declaration of Trust states:

Section 8.1 Limitation of Liability. Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any other officer or any employee of the Trust or of any other person or party, provided that nothing contained herein or in the Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer hereunder.

Section 8.2 Indemnification. The Trust shall indemnify each of its Trustees, officers, and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a “Covered Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative, regulatory, or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and (b) any of (i) such Covered Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Section 8.3 Indemnification Determinations. Indemnification of a Covered Person pursuant to Section 8.2 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Covered Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Covered Person was not liable by reason of Disabling Conduct.

Section 8.4 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Section 8.5 Shareholders. Each Shareholder of the Trust and each Class shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Class. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay pursuant to terms hereof or by way of subscription for any Shares or otherwise.

In case any Shareholder or former Shareholder of any Class shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Class, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Class and satisfy any judgment thereon from the assets of the Class.

The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Classes whose Shares were held by said Shareholder at the time the act or event occurred that gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Class thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Additionally, the Registrant’s various agreements with its service providers contain indemnification provisions.

Item 31.	Business and Other Connections of Investment Manager

Information as to each director, executive officer or partner of the Registrant’s investment adviser, Cliffwater LLC (the “Investment Manager”), together with information as to any other business, profession, vocation or employment of a substantial nature in which the Investment Manager, and each director, executive officer or partner of the Investment Manager, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-63344), and is incorporated herein by reference.

Item 32.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant’s Administrator, (2) the Investment Manager, (3) the Registrant’s counsel. The address of each is as follows:

1.	UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212

2.	Cliffwater LLC 4640 Admiralty Way, 11th Floor Marina del Rey, CA 90292

3.	Faegre Drinker Biddle & Reath LLP One Logan Square Philadelphia, PA 19103-6996

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

1.	Not applicable.

2.	Not applicable.

3.	The Registrant undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)	that for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)	that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser:

(1)	if the Registrant is relying on Rule 430B [17 CFR 230.430B]:

(A)	Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)	Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act of 1933 shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)	if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act of 1933 as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act of 1933;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3)	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act of 1933 [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	Not applicable.

5.	Not applicable.

6.	Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Marina del Rey in the State of California on the 19th day of February, 2026.

Cliffwater Corporate Lending Fund

By:	/s/ Stephen L. Nesbitt
Name: Stephen L. Nesbitt
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Stephen L. Nesbitt	President	February 19, 2026
Stephen L. Nesbitt

/s/ Lance J. Johnson	Treasurer	February 19, 2026
Lance J. Johnson

* Dominic Garcia	Trustee	February 19, 2026
Dominic Garcia

* Paul J. Williams	Trustee	February 19, 2026
Paul J. Williams

* Matthew E. Worley	Trustee	February 19, 2026
Matthew E. Worley

*By: /s/ Stephen L. Nesbitt
Stephen L. Nesbitt Attorney-In-Fact (pursuant to Power of Attorney)

Exhibit Index

(k)(31)	Powers of Attorney for Dominic Garcia, Paul J. Williams and Matthew E. Worley
(l)(5)	Consent of Faegre Drinker Biddle & Reath LLP